TCW Artificial Intelligence Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Shares	Value
COMMON STOCK—93.7% of Net Assets
Agricultural & Farm Machinery—1.7%
Deere & Co.	832	$300,843

Apparel, Accessories & Luxury Goods—1.7%
Lululemon Athletica, Inc.(1)	754	301,728

Application Software—10.0%
Adobe, Inc.(1)	864	537,088
Autodesk, Inc.(1)	1,215	390,173
Bill.Com Holdings, Inc.(1)	919	190,067
Salesforce.com, Inc.(1)	1,320	319,348
Trade Desk, Inc. (The)(1)	4,480	366,957

		1,803,633

Automobile Manufacturers—1.4%
Tesla Inc.(1)	369	253,577

Biotechnology—0.6%
SpringWorks Therapeutics, Inc.(1)	1,300	111,410

Cable & Satellite—1.9%
Comcast Corp.	5,679	334,095

Communications Equipment—10.3%
Arista Networks, Inc.(1)	957	364,033
Cisco Systems, Inc.	8,048	445,618
Motorola Solutions, Inc.	2,988	669,073
Palo Alto Networks, Inc.(1)	914	364,732

		1,843,456

Data Processing & Outsourced Services—7.1%
Fiserv, Inc.(1)	1,629	187,514
Mastercard, Inc.	941	363,170
PayPal Holdings, Inc.(1)	1,282	353,230
Square, Inc.(1)	1,467	362,730

		1,266,644

Electronic Equipment & Instruments—2.0%
Trimble, Inc.(1)	4,275	365,512

Health Care Equipment—0.4%
STAAR Surgical Co.(1)	628	80,334

Home Entertainment Software—2.0%
Roku, Inc.(1)	854	365,777

Interactive Home Entertainment—2.8%
Sea, Ltd. (ADR) (Singapore)(1)	1,833	506,201

Interactive Media & Services—1.5%
Snap, Inc.(1)	2,980	221,772
Vimeo, Inc.(1)	1,094	49,011

		270,783

Internet & Direct Marketing Retail—2.8%
Amazon.com, Inc.(1)	149	495,811

Internet Services & Infrastructure—13.4%
Alibaba Group Holding, Ltd. (SP ADR) (China)(1)	731	142,684
Alphabet, Inc.(1)	329	886,500
Facebook, Inc.(1)	1,551	552,621
Okta, Inc.(1)	831	205,914
Snowflake, Inc.(1)	990	263,063
Twilio, Inc.(1)	583	217,803
ZoomInfo Technologies, Inc.(1)	2,523	135,611

		2,404,196

IT Consulting & Other Services—2.4%
EPAM Systems, Inc.(1)	775	433,845

Life Sciences Tools & Services—1.0%
NeoGenomics, Inc.(1)	3,942	181,726

Oil & Gas Equipment & Services—3.4%
Baker Hughes Co.	14,015	297,678
Schlumberger, Ltd.	10,665	307,472

		605,150

Semiconductor Equipment—4.7%
ASML Holding NV (Netherlands)	629	482,279
Lam Research Corp.	570	363,324

		845,603

Semiconductors—6.4%
Intel Corp.	7,186	386,032
Micron Technology, Inc.(1)	1,700	131,886
NVIDIA Corp.	1,748	340,843
QUALCOMM, Inc.	1,883	282,073

		1,140,834

Specialized REITs—5.1%
American Tower Corp.	1,586	448,521
SBA Communications Corp.	1,346	458,972

		907,493

Systems Software—8.5%
Crowdstrike Holdings, Inc.(1)	1,244	315,491
Microsoft Corp.	1,919	546,742
ServiceNow, Inc.(1)	847	497,943
Zscaler, Inc.(1)	725	171,035

		1,531,211

Technology Hardware, Storage & Peripherals—1.9%
Apple, Inc.	2,367	345,251

Trucking—0.7%
Uber Technologies, Inc.(1)	2,791	121,297

Total Common Stock (Cost: $11,669,437)		16,816,410

MONEY MARKET INVESTMENTS—6.5%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(2)	1,164,832	1,164,832

Total Money Market Investments (Cost: $1,164,832)		1,164,832

Total Investments (100.2%) (Cost: $12,834,269)		17,981,242

Liabilities In Excess Of Other Assets (-0.2%)		(36,961)

Net Assets (100.0%)		$17,944,281

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2021.

TCW Artificial Intelligence Equity Fund Investments by Sector (Unaudited)	July 31, 2021

Sector	Percentage of Net Assets
Agricultural & Farm Machinery	1.7%
Apparel, Accessories & Luxury Goods	1.7
Application Software	10.0
Automobile Manufacturers	1.4
Biotechnology	0.6
Cable & Satellite	1.9
Communications Equipment	10.3
Data Processing & Outsourced Services	7.1
Electronic Equipment & Instruments	2.0
Health Care Equipment	0.4
Home Entertainment Software	2.0
Interactive Home Entertainment	2.8
Interactive Media & Services	1.5
Internet & Direct Marketing Retail	2.8
Internet Services & Infrastructure	13.4
IT Consulting & Other Services	2.4
Life Sciences Tools & Services	1.0
Oil & Gas Equipment & Services	3.4
Semiconductor Equipment	4.7
Semiconductors	6.4
Specialized REITs	5.1
Systems Software	8.5
Technology Hardware, Storage & Peripherals	1.9
Trucking	0.7
Money Market Investments	6.5

Total	100.2%

TCW Artificial Intelligence Equity Fund

Fair Valuation Summary (Unaudited)	July 31, 2021

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Agricultural & Farm Machinery	$300,843	$—	$—	$300,843
Apparel, Accessories & Luxury Goods	301,728	—	—	301,728
Application Software	1,803,633	—	—	1,803,633
Automobile Manufacturers	253,577	—	—	253,577
Biotechnology	111,410	—	—	111,410
Cable & Satellite	334,095	—	—	334,095
Communications Equipment	1,843,456	—	—	1,843,456
Data Processing & Outsourced Services	1,266,644	—	—	1,266,644
Electronic Equipment & Instruments	365,512	—	—	365,512
Health Care Equipment	80,334	—	—	80,334
Home Entertainment Software	365,777	—	—	365,777
Interactive Home Entertainment	506,201	—	—	506,201
Interactive Media & Services	270,783	—	—	270,783
Internet & Direct Marketing Retail	495,811	—	—	495,811
Internet Services & Infrastructure	2,404,196	—	—	2,404,196
IT Consulting & Other Services	433,845	—	—	433,845
Life Sciences Tools & Services	181,726	—	—	181,726
Oil & Gas Equipment & Services	605,150	—	—	605,150
Semiconductor Equipment	845,603	—	—	845,603
Semiconductors	1,140,834	—	—	1,140,834
Specialized REITs	907,493	—	—	907,493
Systems Software	1,531,211	—	—	1,531,211
Technology Hardware, Storage & Peripherals	345,251	—	—	345,251
Trucking	121,297	—	—	121,297

Total Common Stock	16,816,410	—	—	16,816,410

Money Market Investments	1,164,832	—	—	1,164,832

Total Investments	$17,981,242	$—	$—	$17,981,242

TCW Conservative Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Shares	Value
EXCHANGE-TRADED FUNDS—3.2% of Net Assets
iShares Gold Trust(1)	9,725	$336,096
iShares MSCI EAFE Index Fund	10,410	827,491

Total Exchange-traded Funds (Cost: $1,028,642)		1,163,587

INVESTMENT COMPANIES—96.2%

Diversified Equity Funds—39.1%
TCW Artificial Intelligence Equity Fund—I Class(1)(2)	17,709	421,482
TCW Global Real Estate Fund—I Class(2)	125,571	1,879,792
TCW New America Premier Equities Fund—I Class(2)	108,291	3,363,529
TCW Relative Value Large Cap Fund—I Class(2)	274,483	4,004,711
TCW Relative Value Mid Cap Fund—I Class(2)	35,279	1,025,563
TCW Select Equities Fund—I Class(2)	89,167	3,803,852

		14,498,929

Diversified Fixed Income Funds—57.1%
Metropolitan West High Yield Bond Fund—I Class(2)	35,024	374,758
Metropolitan West Low Duration Bond Fund—I Class(2)	451,666	4,024,340
Metropolitan West Total Return Bond Fund—I Class(2)	414,695	4,598,964
Metropolitan West Unconstrained Bond Fund—I Class(2)	563,380	6,777,467
TCW Emerging Markets Income Fund—I Class(2)	42,568	347,777
TCW Global Bond Fund—I Class(2)	78,845	827,084
TCW Total Return Bond Fund—I Class(2)	414,845	4,260,458

		21,210,848

Total Investment Companies (Cost: $29,220,276)		35,709,777

MONEY MARKET INVESTMENTS—0.7%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(3)	260,125	260,125

Total Money Market Investments (Cost: $260,125)		260,125

Total Investments (100.1%) (Cost: $30,509,043)		37,133,489
Liabilities In Excess of Other Assets (-0.1%)		(26,743)

Net Assets (100.0%)		$37,106,746

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Affiliated issuer.
(3)	Rate disclosed is the 7-day net yield as of July 31, 2021.

TCW Conservative Allocation Fund

Schedule of Investments (Continued)

The summary of the TCW Conservative Allocation Fund transactions in the affiliated funds for the period ended July 31, 2021 is as follows:

Name of Affiliated Fund	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2021	Value at July 31, 2021	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain/(Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
Metropolitan West High Yield Bond Fund—I Class	$401,061	$22,501	65,586	35,024	$374,758	$10,679	$—	$948	$15,834
Metropolitan West Low Duration Bond Fund—I Class	1,904,908	2,707,592	598,715	451,666	4,024,340	29,005	—	(782)	11,337
Metropolitan West Total Return Bond Fund—I Class	5,568,955	434,565	1,179,871	414,695	4,598,964	47,398	239,978	(43,963)	(180,722)
Metropolitan West Unconstrained Bond Fund—I Class	7,094,712	799,631	1,192,351	563,380	6,777,467	140,888	53,184	2,057	73,418
TCW Artificial Intelligence Fund—I Class	—	382,625	69,611	17,709	421,482	—	—	11,066	97,402
TCW Emerging Markets Income Fund—I Class	371,977	26,003	61,254	42,568	347,777	13,410	—	(610)	11,661
TCW Global Bond Fund—I Class	924,670	65,042	146,523	78,845	827,084	17,835	18,931	(3,684)	(12,421)
TCW Global Real Estate Fund—I Class	1,574,569	73,654	310,003	125,571	1,879,792	21,679	—	47,730	493,842
TCW New America Premier Equities Fund —I Class	6,060,688	145,202	4,386,960	108,291	3,363,529	212	—	1,417,123	127,476
TCW Relative Value Large Cap Fund—I Class	2,010,196	2,198,945	1,173,224	274,483	4,004,711	40,093	151,857	46,296	922,498
TCW Relative Value Mid Cap Fund—I Class	321,524	605,838	166,957	35,279	1,025,563	2,910	—	9,156	256,002
TCW Select Equities Fund —I Class	4,793,572	419,667	2,316,653	89,167	3,803,852	—	298,265	306,799	600,467
TCW Total Return Bond Fund—I Class	4,835,096	636,644	1,116,049	414,845	4,260,458	69,469	31,537	(25,330)	(69,903)

Total					$35,709,777	$393,578	$793,752	$1,766,806	$2,346,891

TCW Conservative Allocation Fund
Investments by Sector (Unaudited)	July 31, 2021

Sector	Percentage of Net Assets
Diversified Fixed Income Funds	57.1%
Diversified Equity Funds	39.1
Exchange-Traded Funds	3.2
Money Market Investments	0.7

Total	100.1%

TCW Conservative Allocation Fund
Fair Valuation Summary (Unaudited)	July 31, 2021

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$1,163,587	$—	$—	$1,163,587
Investment Companies	35,709,777	—	—	35,709,777
Money Market Investments	260,125	—	—	260,125

Total Investments	$37,133,489	$—	$—	$37,133,489

TCW Developing Markets Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Shares	Value
COMMON STOCK—95.2% of Net Assets
Argentina—3.3% (Cost: $128,812)
MercadoLibre, Inc.(1)	155	$243,148

Brazil—7.0%
Cia Siderurgica Nacional S.A. (SP ADR)	9,000	80,100
Iochpe-Maxion S.A.(1)	24,400	68,643
Pet Center Comercio e Participacoes S.A.	14,000	62,124
Petrobras Distribuidora S.A.	14,500	79,809
Petroleo Brasileiro S.A. (SP ADR)	6,400	68,288
Raia Drogasil S.A.	18,600	91,210
Trisul S.A.	39,900	67,597

Total Brazil (Cost: $493,896)		517,771

China—27.9%
Bilibili, Inc. (SP ADR)(1)	700	59,906
China Coal Energy Co., Ltd.—Class H	132,000	79,374
China Hongqiao Group, Ltd.	59,000	78,224
Contemporary Amperex Technology Co., Ltd.	3,000	257,460
Galaxy Entertainment Group, Ltd.(1)	11,000	74,547
Geely Automobile Holdings, Ltd.	22,000	73,796
Hopson Development Holdings, Ltd.	16,000	53,025
Kweichow Moutai Co., Ltd.	500	130,230
LONGi Green Energy Technology Co., Ltd.	11,382	152,143
NIO, Inc. (ADR)(1)	1,300	58,084
Orient Overseas International, Ltd.	5,000	91,408
Pharmaron Beijing Co., Ltd.—Class H	4,850	106,362
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	1,100	66,737
SITC International Holdings Co., Ltd.	21,000	86,632
Tencent Holdings, Ltd.	5,300	319,631
WuXi AppTec Co., Ltd.—Class H	7,156	158,614
Wuxi Biologics Cayman, Inc.(1)	15,000	229,112

Total China (Cost: $1,404,360)		2,075,285

France—1.5% (Cost: $52,076)
Hermes International	75	114,615

India—8.7%
Apollo Hospitals Enterprise, Ltd.	1,400	75,943
Avenue Supermarts, Ltd.(1)	3,570	168,143
Jindal Steel & Power, Ltd.(1)	13,000	75,604
NMDC, Ltd.	31,500	76,954
Reliance Industries, Ltd.	4,107	112,675
Reliance Industries, Ltd.	273	5,206
Sequent Scientific, Ltd.(1)	13,000	51,469
Vedanta, Ltd.	5,000	80,150

Total India (Cost: $491,723)		646,144

Kazakhstan—0.8% (Cost: $40,093)
Kaspi.KZ JSC	500	56,600

Malaysia—2.5%
Comfort Glove BHD	168,800	74,430
Greatech Technology BHD(1)	75,000	114,103

Total Malaysia (Cost: $184,691)		188,533

Mexico—2.1%
Banco del Bajio S.A.	45,400	81,246
Grupo Televisa, S.A.B. (SP ADR)	5,500	74,525

Total Mexico (Cost: $153,432)		155,771

Russia—4.2%
Federal Grid Co. Unified Energy System PJSC	26,120,000	72,376
Ozon Holdings PLC (ADR)(1)	700	36,547
Sistema PJSFC	175,000	70,640
Yandex N.V.(1)	1,900	129,067

Total Russia (Cost: $261,342)		308,630

Singapore —1.9% (Cost: $87,573)
Sea, Ltd. (ADR)(1)	500	138,080

South Korea—14.7%
Advanced Process Systems Corp.	2,800	73,028
Boditech Med, Inc.	3,923	76,231
Daewoo Engineering & Construction Co., Ltd.(1)	10,500	68,045
Doosan Bobcat, Inc.(1)	1,500	60,253
Halla Holdings Corp.	1,900	76,095
Hankook Tire & Technology Co., Ltd.	1,700	71,554
Hyundai Engineering & Construction Co., Ltd.	1,500	71,442
Kakao Corp.	650	83,210
KC Tech Co., Ltd.	3,000	74,631
NAVER Corp.	400	150,760
Samsung Biologics Co., Ltd.(1)	175	135,392
SK IE Technology Co., Ltd.(1)	400	78,418
WiSoL Co., Ltd.	6,900	77,240

Total South Korea (Cost: $1,014,255)		1,096,299

Taiwan—16.2%
Andes Technology Corp.	3,000	61,856
ASPEED Technology, Inc.	800	64,431
AU Optronics Corp.	81,000	60,040
BES Engineering Corp.	246,000	76,796
Chailease Holding Co., Ltd.	9,560	79,335
CMC Magnetics Corp.	216,000	75,786
Innolux Corp.	106,000	71,142
Phison Electronics Corp.	4,500	76,904
Ritek Corp.(1)	145,000	49,584
Syncmold Enterprise Corp.	17,000	49,996
Taiwan Semiconductor Manufacturing Co., Ltd.	18,500	386,641
Wei Chuan Foods Corp.	102,000	78,349
Xxentria Technology Materials Corp.	30,000	77,432

Total Taiwan (Cost: $899,613)		1,208,292

Thailand—1.6%
Jasmine International PCL (NVDR)	576,200	51,904
Taokaenoi Food & Marketing PCL	328,900	68,633

Total Thailand (Cost: $133,653)		120,537

Turkey—1.0% (Cost: $78,844)
Mavi Giyim Sanayi Ve Ticaret AS—Class B	12,000	76,238

United Kingdom—1.8% (Cost: $66,145)
Genus PLC	1,750	134,128

Total Common Stock (Cost: $5,490,508)		7,080,071

TCW Developing Markets Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Shares	Value
MONEY MARKET INVESTMENTS—4.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(2)	362,723	$362,723

Total Money Market Investments (Cost: $362,723)		362,723

Total Investments (100.1%) (Cost: $5,853,231)		7,442,794

Liabilities In Excess Of Other Assets (-0.1%)		(7,385)

Total Net Assets (100.0%)		$7,435,409

Notes to the Schedule of Investments:

ADR	American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
GDR	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
NVDR	Non-Voting Depositary Receipt.
PJSC	Private Joint-Stock Company.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2021.

TCW Developing Markets Equity Fund
Investments by Sector (Unaudited)	July 31, 2021

Sector	Percentage of Net Assets
Auto Components	2.0%
Automobiles	1.8
Banks	1.1
Beverages	1.7
Biotechnology	1.8
Building Products	1.0
Chemicals	2.1
Construction & Engineering	2.9
Consumer Finance	0.8
Diversified Financial Services	1.1
Diversified Telecommunication Services	0.7
Electric Utilities	1.0
Electrical Equipment	3.5
Electronic Equipment, Instruments & Components	3.5
Entertainment	2.7
Food & Staples Retailing	3.5
Food Products	1.9
Health Care Equipment & Supplies	1.9
Health Care Providers & Services	1.0
Hotels, Restaurants & Leisure	1.0
Household Durables	0.9
Interactive Media & Services	9.1
Internet & Direct Marketing Retail	3.8
Life Sciences Tools & Services	8.4
Machinery	1.7
Marine	2.4
Media	1.0
Metals & Mining	5.3
Oil, Gas & Consumable Fuels	3.6
Pharmaceuticals	0.7
Real Estate Management & Development	0.7
Semiconductors & Semiconductor Equipment	13.4
Specialty Retail	2.0
Technology Hardware, Storage & Peripherals	1.7
Textiles, Apparel & Luxury Goods	2.5
Wireless Telecommunication Services	1.0
Money Market Investments	4.9

Total	100.1%

TCW Developing Markets Equity Fund

Fair Valuation Summary (Unaudited)	July 31, 2021

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Auto Components	$—	$147,648	$—	$147,648
Automobiles	58,084	73,796	—	131,880
Banks	81,247	—	—	81,247
Beverages	—	130,230	—	130,230
Biotechnology	—	134,128	—	134,128
Building Products	—	77,432	—	77,432
Chemicals	78,418	74,430	—	152,848
Construction & Engineering	—	216,283	—	216,283
Consumer Finance	56,600	—	—	56,600
Diversified Financial Services	—	79,335	—	79,335
Diversified Telecommunication Services	—	51,904	—	51,904
Electric Utilities	—	72,376	—	72,376
Electrical Equipment	—	257,460	—	257,460
Electronic Equipment, Instruments & Components	—	258,419	—	258,419
Entertainment	197,986	—	—	197,986
Food & Staples Retailing	91,210	168,143	—	259,353
Food Products	—	146,982	—	146,982
Health Care Equipment & Supplies	—	142,967	—	142,967
Health Care Providers & Services	—	75,943	—	75,943
Hotels, Restaurants & Leisure	—	74,547	—	74,547
Household Durables	67,597	—	—	67,597
Interactive Media & Services	129,067	553,601	—	682,668
Internet & Direct Marketing Retail	279,695	—	—	279,695
Life Sciences Tools & Services	—	629,480	—	629,480
Machinery	68,643	60,253	—	128,896
Marine	—	178,040	—	178,040
Media	74,525	—	—	74,525
Metals & Mining	160,250	230,782	—	391,032
Oil, Gas & Consumable Fuels	68,288	197,255	—	265,543
Pharmaceuticals	—	51,469	—	51,469
Real Estate Management & Development	—	53,025	—	53,025
Semiconductors & Semiconductor Equipment	—	1,003,738	—	1,003,738
Specialty Retail	141,933	—	—	141,933
Technology Hardware, Storage & Peripherals	—	125,370	—	125,370
Textiles, Apparel & Luxury Goods	—	190,852	—	190,852
Wireless Telecommunication Services	—	70,640	—	70,640

Total Common Stock	1,553,543	5,526,528	—	7,080,071

Money Market Investments	362,723	—	—	362,723

Total Investments	$1,916,266	$5,526,528	$—	$7,442,794

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—36.4% of Net Assets
Angola—1.4%
Angolan Government International Bond
8.25%(1)	05/09/28	$425,000	$448,116
9.13%(1)	11/26/49	400,000	412,784
9.38%(1)	05/08/48	350,000	368,019

Total Angola (Cost: $1,133,810)			1,228,919

Argentina—0.4%
Argentine Republic Government International Bond
0.50%	07/09/30	370,026	135,429
1.00%	07/09/29	55,555	21,389
1.13%	07/09/35	708,054	230,826

Total Argentina (Cost: $583,236)			387,644

Bahrain—1.2%
Bahrain Government International Bond
5.25%(1)	01/25/33	200,000	192,600
6.00%(2)	09/19/44	200,000	188,054
7.50%(2)	09/20/47	650,000	691,119

Total Bahrain (Cost: $1,069,475)			1,071,773

Brazil—1.6%
Brazilian Government International Bond
3.75%	09/12/31	200,000	197,900
3.88%	06/12/30	200,000	202,294
CSN Resources S.A. 4.63%(1)	06/10/31	200,000	207,500
JBS Finance Luxembourg Sarl 3.63%(1)	01/15/32	200,000	201,600
Light Servicos de Eletricidade S.A. / Light Energia S.A. 4.38%(1)	06/18/26	200,000	203,020
MC Brazil Downstream Trading Sarl 7.25%(1)	06/30/31	200,000	208,690
Petrobras Global Finance B.V. 5.50%	06/10/51	200,000	197,500

Total Brazil (Cost: $1,389,422)			1,418,504

Chile—1.8%
AES Gener S.A. 7.13% (USD 5-Year Swap rate + 4.644%)(1),(3)	03/26/79	200,000	211,549
Chile Government International Bond
2.55%	01/27/32	550,000	564,642
2.55%	07/27/33	200,000	204,404
3.10%	05/07/41	200,000	202,816
Interchile S.A. 4.50%(1)	06/30/56	200,000	214,120
VTR Comunicaciones SpA 4.38%(1)	04/15/29	200,000	200,020

Total Chile (Cost: $1,562,240)			1,597,551

China—0.4%
Kaisa Group Holdings, Ltd. 10.88%(2)	07/23/23	200,000	170,360
Studio City Finance, Ltd. 5.00%(1)	01/15/29	200,000	197,500

Total China (Cost: $410,731)			367,860

Colombia—1.5%
AI Candelaria Spain SLU 5.75%(1)	06/15/33	250,000	256,016
Banco GNB Sudameris S.A. 7.50% (U.S. 5-year Treasury Constant Maturity Rate + 6.660%)(1),(3)	04/16/31	150,000	153,990
Colombia Government International Bond
3.13%	04/15/31	400,000	392,960
4.13%	02/22/42	550,000	530,200

Total Colombia (Cost: $1,322,765)			1,333,166

Costa Rica—0.2% (Cost: $201,982)
Costa Rica Government International Bond 7.00%(2)	04/04/44	200,000	210,460

Dominican Republic—1.3%
Dominican Republic International Bond
4.50%(1)	01/30/30	200,000	206,240
4.88%(1)	09/23/32	895,000	930,800

Total Dominican Republic (Cost: $1,112,971)			1,137,040

Ecuador—0.8%
Ecuador Government International Bond
0.50%(1)	07/31/40	118,500	73,914
1.00%(1)	07/31/35	604,964	422,719
5.00%(2)	07/31/30	255,000	224,719

Total Ecuador (Cost: $657,102)			721,352

Egypt—1.3%
Egypt Government International Bond
7.05%(1)	01/15/32	400,000	408,380
8.50%(2)	01/31/47	675,000	699,367

Total Egypt (Cost: $1,146,871)			1,107,747

El Salvador—0.5%
El Salvador Government International Bond
6.38%(2)	01/18/27	135,000	118,295
7.63%(2)	02/01/41	150,000	127,359
8.25%(2)	04/10/32	200,000	183,563

Total El Salvador (Cost: $477,280)			429,217

Ghana—1.0%
Ghana Government International Bond
7.88%(2)	02/11/35	200,000	192,100
8.13%(2)	03/26/32	275,000	275,318
8.88%(2)	05/07/42	200,000	198,520
8.95%(1)	03/26/51	200,000	195,426

Total Ghana (Cost: $896,682)			861,364

Guatemala—0.2% (Cost: $150,000)
Banco Industrial S.A. 4.88% (U.S. 5-year Treasury Constant Maturity Rate + 4.442%)(1),(3)	01/29/31	150,000	156,234

India—0.7%
Cliffton, Ltd. 6.25%(1)	10/25/25	250,000	240,000

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount		Value
Network i2i, Ltd. 5.65% (U.S. 5-year Treasury Constant Maturity Rate + 4.274%)(2),(3),(4)	01/15/25		$200,000	$210,245
ReNew Wind Energy AP2 / ReNew Power Pvt, Ltd. other 9 Subsidiaries 4.50%(1)	07/14/28		200,000	202,625

Total India (Cost: $635,919)				652,870

Indonesia—1.5%
Freeport-McMoRan, Inc. 4.63%	08/01/30		50,000	55,006
Indonesia Asahan Aluminium Persero PT
4.75%(1)	05/15/25		225,000	247,117
6.53%(1)	11/15/28		250,000	306,286
Minejesa Capital B.V. 5.63%(1)	08/10/37		200,000	217,600
Perusahaan Penerbit SBSN Indonesia III
3.55%(1)	06/09/51		200,000	203,390
4.15%(2)	03/29/27		300,000	336,954

Total Indonesia (Cost: $1,274,718)				1,366,353

Iraq—0.2% (Cost: $195,000)
Iraq International Bond 5.80%(2)	01/15/28		203,125	194,802

Israel—0.5%
Energean Israel Finance, Ltd. 5.88%(1)	03/30/31		259,300	266,431
Leviathan Bond, Ltd.
6.50%(1)	06/30/27		19,000	20,953
6.75%(1)	06/30/30		99,000	111,286

Total Israel (Cost: $392,550)				398,670

Ivory Coast—0.4% (Cost: $396,113)
Ivory Coast Government International Bond 4.88%(1)	01/30/32	EUR	320,000	384,300

Kazakhstan—0.8%
KazMunayGas National Co. JSC
3.50%(1)	04/14/33		$400,000	415,360
5.75%(2)	04/19/47		200,000	249,063

Total Kazakhstan (Cost: $632,457)				664,423

Lebanon—0.1% (Cost: $239,512)
Lebanon Government International Bond 8.25%(5)	05/17/34		870,000	109,829

Malaysia—0.2% (Cost: $200,000)
Petronas Capital, Ltd. 3.40%(1)	04/28/61		200,000	208,082

Mexico—2.5%
Banco Mercantil del Norte S.A. 6.88% (U.S. 5-year Treasury Constant Maturity Rate + 5.035%)(1),(3),(4)	07/06/22		200,000	206,618
Cemex SAB de CV 5.13% (U.S. 5-year Treasury Constant Maturity Rate + 4.534%)(1),(3),(4)	07/11/31		400,000	418,424
Mexico Government International Bond 4.28%	08/14/41		400,000	424,160
Petroleos Mexicanos
5.95%	01/28/31		430,000	423,227
6.63%	06/15/35		384,000	372,557
6.75%	09/21/47		430,000	384,996

Total Mexico (Cost: $2,189,831)				2,229,982

Morocco—0.2% (Cost: $199,500)
OCP S.A. 5.13%(1)	06/23/51		200,000	205,000

Nigeria—0.9%
Nigeria Government International Bond
7.14%(1)	02/23/30		400,000	421,160
7.63%(2)	11/28/47		200,000	201,878
7.70%(1)	02/23/38		200,000	205,600

Total Nigeria (Cost: $730,035)				828,638

Oman—1.2%
Oman Government International Bond
6.00%(2)	08/01/29		250,000	267,125
6.25%(1)	01/25/31		200,000	216,544
6.50%(2)	03/08/47		400,000	398,640
Oryx Funding, Ltd. 5.80%(1)	02/03/31		200,000	211,181

Total Oman (Cost: $1,034,326)				1,093,490

Pakistan—0.7%
Pakistan Government International Bond
6.88%(2)	12/05/27		235,000	241,189
7.38%(1)	04/08/31		200,000	201,500
8.88%(1)	04/08/51		200,000	207,000

Total Pakistan (Cost: $665,460)				649,689

Panama—0.7%
Panama Government International Bond
2.25%	09/29/32		200,000	194,428
3.16%	01/23/30		400,000	422,260

Total Panama (Cost: $628,739)				616,688

Paraguay—0.5% (Cost: $417,187)
Paraguay Government International Bond 5.60%(2)	03/13/48		400,000	477,300

Peru—0.3%
Cia de Minas Buenaventura SAA 5.50%(1)	07/23/26		200,000	192,754
Volcan Cia Minera SAA 4.38%(1)	02/11/26		95,000	92,005

Total Peru (Cost: $294,759)				284,759

Philippines—0.7%
Philippine Government International Bond
1.95%	01/06/32		200,000	198,854
3.20%	07/06/46		400,000	410,248

Total Philippines (Cost: $608,192)				609,102

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount		Value
Qatar—1.7%
Qatar Government International Bond
3.75%(1)	04/16/30		$300,000	$341,949
4.40%(1)	04/16/50		200,000	247,180
Qatar Petroleum
2.25%(1)	07/12/31		200,000	202,675
3.13%(1)	07/12/41		325,000	338,000
3.30%(1)	07/12/51		400,000	415,880

Total Qatar (Cost: $1,508,032)				1,545,684

Romania—0.6%
Romanian Government International Bond
2.63%(1)	12/02/40	EUR	182,000	211,909
3.00%(1)	02/14/31		$278,000	289,351

Total Romania (Cost: $502,250)				501,260

Saudi Arabia—1.8%
SA Global Sukuk, Ltd. 2.69%(1)	06/17/31		200,000	205,850
Saudi Government International Bond
2.25%(1)	02/02/33		200,000	197,100
3.45%(1)	02/02/61		325,000	326,436
3.75%(2)	01/21/55		825,000	882,084

Total Saudi Arabia (Cost: $1,557,500)				1,611,470

Senegal—0.2% (Cost: $195,212)
Senegal Government International Bond 5.38%(1)	06/08/37	EUR	160,000	190,250

South Africa—1.2%
Eskom Holdings SOC, Ltd.
7.13%(2)	02/11/25		$400,000	421,440
8.45%(2)	08/10/28		200,000	225,520
Sasol Financing USA LLC 4.38%	09/18/26		200,000	205,180
South Africa Government Bond 8.88%	02/28/35	ZAR	3,650,000	226,155

Total South Africa (Cost: $1,080,732)				1,078,295

Thailand—0.2% (Cost: $200,000)
Bangkok Bank PCL/Hong Kong 5.00% (U.S. 5-year Treasury Constant Maturity Rate + 4.729%)(1),(3),(4)	09/23/25		$200,000	210,900

Turkey—1.4%
Akbank TAS 6.80% (USD 5-year Swap rate + 6.015%)(1),(3)	06/22/31		200,000	201,040
Turkey Government International Bond
5.25%	03/13/30		340,000	326,774
5.88%	06/26/31		360,000	353,354
6.13%	10/24/28		325,000	334,885

Total Turkey (Cost: $1,148,544)				1,216,053

Ukraine—1.6%
Metinvest B.V. 7.75%(2)	10/17/29		200,000	221,000
Ukraine Government International Bond
1.26%(2),(6)	05/31/40		554,000	647,526
7.25%(2)	03/15/33		200,000	206,748
7.38%(2)	09/25/32		220,000	229,529
7.75%(2)	09/01/27		100,000	109,738

Total Ukraine (Cost: $1,165,479)				1,414,541

United Arab Emirates—1.4%
Abu Dhabi Government International Bond 1.70%(2)	03/02/31		450,000	439,515
Galaxy Pipeline Assets Bidco, Ltd.
2.16%(1)	03/31/34		200,000	198,606
2.63%(1)	03/31/36		400,000	397,360
2.94%(1)	09/30/40		200,000	201,863

Total United Arab Emirates (Cost: $1,227,299)				1,237,344

Uruguay—0.4%
Uruguay Government International Bond
4.38%	01/23/31		230,829	270,347
4.98%	04/20/55		55,830	72,289

Total Uruguay (Cost: $301,469)				342,636

Venezuela—0.2%
Venezuela Government International Bond
9.25%(5),(7)	09/15/27		550,000	57,750
9.25%(2),(5),(7)	05/07/28		787,000	82,635

Total Venezuela (Cost: $413,469)				140,385

Total Fixed Income Securities (Cost: $32,148,851)				32,491,626

Issues		Shares
COMMON STOCK—56.0%
Argentina—2.2% (Cost: $808,221)
MercadoLibre, Inc.(8)			1,230	1,929,501

Brazil—3.3%
Cia Siderurgica Nacional S.A. (SP ADR)			53,500	476,150
Iochpe-Maxion S.A(8)			136,400	383,725
Pet Center Comercio e Participacoes S.A.(8)			83,000	368,308
Petrobras Distribuidora S.A.			81,300	447,481
Petroleo Brasileiro S.A. (SP ADR)			46,500	496,155
Raia Drogasil S.A.			90,500	443,788
Trisul S.A.			222,900	377,628

Total Brazil (Cost: $2,848,569)				2,993,235

China—17.1%
China Coal Energy Co., Ltd.—Class H			739,000	444,376
China Hongqiao Group, Ltd.			340,000	450,783
Contemporary Amperex Technology Co., Ltd.			28,184	2,418,750
Galaxy Entertainment Group, Ltd.(8)			80,000	542,160
Hopson Development Holdings, Ltd.			124,000	410,943
Kweichow Moutai Co., Ltd.			3,600	937,654
LONGi Green Energy Technology Co., Ltd.			92,680	1,238,854
NIO, Inc. (ADR)(8)			12,600	562,968
Orient Overseas International, Ltd.			45,000	822,671
Pharmaron Beijing Co., Ltd.—Class H			25,750	564,704
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.			12,800	776,571
SITC International Holdings Co., Ltd.			49,000	202,142
Tencent Holdings, Ltd.			43,412	2,618,080

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Shares	Value
WuXi AppTec Co., Ltd.—Class H	66,268	$1,468,840
Wuxi Biologics Cayman, Inc.(8)	117,000	1,787,076

Total China (Cost: $9,222,396)		15,246,572

France—1.0% (Cost: $399,975)
Hermes International	600	916,917

India—6.1%
Apollo Hospitals Enterprise, Ltd.	12,200	661,789
Avenue Supermarts, Ltd.(8)	36,330	1,711,105
Jindal Steel & Power, Ltd.(8)	105,000	610,649
NMDC, Ltd.	200,000	488,594
Reliance Industries, Ltd.	28,315	776,821
Reliance Industries, Ltd.	3,214	61,286
Sequent Scientific, Ltd.(8)	113,500	449,365
Vedanta, Ltd. (ADR)	42,300	678,069

Total India (Cost: $4,087,848)		5,437,678

Malaysia—0.8%
Comfort Glove BHD	943,600	416,066
Greatech Technology BHD(8)	226,000	343,831

Total Malaysia (Cost: $778,519)		759,897

Mexico—1.2%
Banco del Bajio S.A.(8)	372,400	666,437
Grupo Televisa, S.A.B. (SP ADR)	31,100	421,405

Total Mexico (Cost: $1,053,488)		1,087,842

Russia—3.3%
Federal Grid Co. Unified Energy System PJSC	145,990,000	404,523
Ozon Holdings PLC (ADR)(8)	5,000	261,050
Sistema PJSFC	1,450,000	585,301
Yandex N.V.(8)	24,400	1,657,492

Total Russia (Cost: $2,201,155)		2,908,366

Singapore—1.5% (Cost: $810,762)
Sea, Ltd. (ADR)(8)	4,900	1,353,184

South Korea—7.6%
Advanced Process Systems Corp.	15,500	404,265
Boditech Med, Inc.	21,922	425,982
Daewoo Engineering & Construction Co., Ltd.(8)	60,500	392,068
Doosan Bobcat, Inc.(8)	12,000	482,025
Halla Holdings Corp.	15,500	620,771
Hankook Tire & Technology Co., Ltd.	9,600	404,068
Hyundai Engineering & Construction Co., Ltd.	8,500	404,839
Kakao Corp.(8)	3,350	428,850
KC Tech Co., Ltd.	17,000	422,912
NAVER Corp.	2,600	979,944
Samsung Biologics Co., Ltd.(8)	1,150	889,718
SK IE Technology Co., Ltd.(8)	2,500	490,111
WiSoL Co., Ltd.	38,000	425,382

Total South Korea (Cost: $6,257,859)		6,770,935

Taiwan—9.7%
Andes Technology Corp.	10,000	206,189
ASPEED Technology, Inc.	8,200	660,415
AU Optronics Corp.	673,000	498,853
BES Engineering Corp.	1,376,000	429,558
Chailease Holding Co., Ltd.	91,160	756,503
CMC Magnetics Corp.	1,212,000	425,242
Innolux Corp.	592,000	397,323
Phison Electronics Corp.	38,000	649,413
Ritek Corp.(8)	1,206,000	412,404
Syncmold Enterprise Corp.	155,000	455,842
Taiwan Semiconductor Manufacturing Co., Ltd.	147,000	3,072,226
Wei Chuan Foods Corp.	383,000	294,194
Xxentria Technology Materials Corp.	168,000	433,617

Total Taiwan (Cost: $6,106,456)		8,691,779

Thailand—0.8%
Jasmine International PCL (NVDR)	5,102,900	459,667
Taokaenoi Food & Marketing PCL	1,225,200	255,668

Total Thailand (Cost: $771,175)		715,335

Turkey—0.5% (Cost: $446,785)
Mavi Giyim Sanayi Ve Ticaret AS—Class B	68,000	432,013
United Kingdom—0.9% (Cost: $376,878)
Genus PLC	10,300	789,441

Total Common Stock (Cost: $36,170,086)		50,032,695

MONEY MARKET INVESTMENTS—4.7%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(9)	4,219,849	4,219,849

Total Money Market Investments (Cost: $4,219,849)		4,219,849

Total Investments (97.1%) (Cost: $72,538,786)		86,744,170
Excess of Other Assets Over Liabilities (2.9%)		2,598,644

Total Net Assets (100.0%)		$89,342,814

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

FORWARD CURRENCY CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL(10)
BNP Paribas S. A.	ZAR	3,459,720	10/04/21	$240,000	$234,658	$5,342

CREDIT DEFAULT SWAPS—BUY PROTECTION

Notional Amount(11)	Expiration Date	Counterparty & Reference Entity		Fixed Deal Pay Rate	Payment Frequency	Unrealized Appreciation (Depreciation)	Premium Paid (Received)	Value(12)
OTC Swaps
375,000	6/20/26	Morgan Stanley & Co.	Chile Government International Bond 3.24 02/06/2028	1.0%	Quarterly	$2,024	$(7,410)	$(5,386)
150,000	6/20/26	Bank of America	Federal Republic of Brazil 4.25 01/07/2025	1.0%	Quarterly	(2,714)	7,906	5,192
600,000	6/20/26	Barclays Capital Inc.	Federal Republic of Brazil 4.25 01/07/2025	1.0%	Quarterly	(6,656)	27,424	20,768
80,000	6/20/26	Bank of America	Peruvian Government International Bond 8.75 11/21/2033	1.0%	Quarterly	(53)	142	89
80,000	6/20/26	Barclays Capital Inc.	Peruvian Government International Bond 8.75 11/21/2033	1.0%	Quarterly	(100)	189	89
150,000	6/20/26	Goldman Sachs International	United Mexican States 4.15 03/28/2027	1.0%	Quarterly	(1,440)	1,139	(301)
450,000	6/20/26	Barclays Capital Inc.	United Mexican States 4.15 03/28/2027	1.0%	Quarterly	(4,403)	3,500	(903)

						$(13,342)	$32,890	$19,548

Futures Contracts

Number of Contracts	Type	Notional	Expiration Date	Market Value	Net Unrealized Appreciation (Depreciation)
Short Futures
4	U.S. Ultra Long Bond Futures	09/21/21	$(648,505)	$(658,875)	$(10,370)

Notes to the Schedule of Investments:
ADR	American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
PJSC	Private Joint-Stock Company.
NVDR	Non-Voting Depositary Receipt.
EUR	Euro Currency.
USD	U.S. Dollar.
ZAR	South African Rand.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2021, the value of these securities amounted to $15,446,802 or 17.3% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2021, the value of these securities amounted to $9,322,165 or 10.4% of net assets.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2021.
(4)	Perpetual maturity.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(8)	Non-income producing security.
(9)	Rate disclosed is the 7-day net yield as of July 31, 2021.
(10)	Fund sells foreign currency, buys U.S. Dollar.

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

(11)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.
(12)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Sector (Unaudited)	July 31, 2021

Sector	Percentage of Net Assets
Agriculture	0.9%
Apparel	1.0
Auto Manufacturers	0.6
Auto Parts & Equipment	0.9
Banks	1.8
Beverages	1.1
Biotechnology	1.0
Building Materials	1.0
Chemicals	1.0
Coal	0.5
Computers	2.1
Distribution &Wholesale	0.7
Diversified Financial Services	0.8
Electric	2.4
Electrical Components & Equipment	2.7
Electronics	1.0
Energy-Alternate Sources	1.4
Engineering & Construction	1.9
Food	2.8
Foreign Government Bonds	23.7
Health Care-Products	1.3
Health Care-Services	5.0
Internet	10.3
Iron & Steel	1.7
Lodging	0.8
Machinery-Construction & Mining	0.5
Machinery-Diversified	0.9
Media	0.7
Mining	2.8
Miscellaneous Manufacturers	0.5
Oil & Gas	6.5
Pharmaceuticals	0.5
Pipelines	1.2
Real Estate	1.1
Retail	1.4
Semiconductors	5.3
Telecommunications	1.4
Transportation	1.2
Money Market Investments	4.7

Total	97.1%

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited)	July 31, 2021

Country	Percentage of Net Assets
Angola	1.4%
Argentina	2.6
Bahrain	1.2
Brazil	4.9
Chile	1.8
China	17.5
Colombia	1.5
Costa Rica	0.2
Dominican Republic	1.3
Ecuador	0.8
Egypt	1.3
El Salvador	0.5
France	1.0
Ghana	1.0
Guatemala	0.2
India	6.8
Indonesia	1.5
Iraq	0.2
Israel	0.4
Ivory Coast	0.4
Kazakhstan	0.8
Lebanon	0.1
Malaysia	1.1
Mexico	3.7
Morocco	0.2
Nigeria	0.9
Oman	1.2
Pakistan	0.7
Panama	0.7
Paraguay	0.5
Peru	0.3
Philippines	0.7
Qatar	1.7
Romania	0.6
Russia	3.3
Saudi Arabia	1.8
Senegal	0.2
Singapore	1.5
South Africa	1.2
South Korea	7.6
Taiwan	9.7
Thailand	1.0
Turkey	1.9
Ukraine	1.6
United Arab Emirates	1.4
United Kingdom	0.9
United States	4.7
Uruguay	0.4
Venezuela	0.2

Total	97.1%

TCW Emerging Markets Multi-Asset Opportunities Fund

Fair Valuation Summary (Unaudited)	July 31, 2021

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$928,782	$—	$928,782
Building Materials	—	418,424	—	418,424
Chemicals	—	410,180	—	410,180
Electric	—	1,692,935	—	1,692,935
Engineering & Construction	—	454,120	—	454,120
Food	—	201,600	—	201,600
Foreign Government Bonds	—	21,071,012	140,385	21,211,397
Iron & Steel	—	428,500	—	428,500
Lodging	—	197,500	—	197,500
Media	—	200,020	—	200,020
Mining	—	893,168	—	893,168
Oil & Gas	—	4,020,550	—	4,020,550
Pipelines	—	1,053,845	—	1,053,845
Real Estate	—	170,360	—	170,360
Telecommunications	—	210,245	—	210,245

Total Fixed Income Securities	—	32,351,241	140,385	32,491,626

Common Stock
Agriculture	—	789,441	—	789,441
Apparel	—	916,917	—	916,917
Auto Manufacturers	562,968	—	—	562,968
Auto Parts & Equipment	383,725	404,068	—	787,793
Banks	666,437	—	—	666,437
Beverages	—	937,654	—	937,654
Biotechnology	—	889,718	—	889,718
Building Materials	—	433,617	—	433,617
Chemicals	490,111	—	—	490,111
Coal	—	444,376	—	444,376
Computers	—	1,884,382	—	1,884,382
Distribution &Wholesale	—	620,771	—	620,771
Diversified Financial Services	—	756,503	—	756,503
Electric	—	404,523	—	404,523
Electrical Components & Equipment	—	2,418,750	—	2,418,750
Electronics	—	924,235	—	924,235
Energy-Alternate Sources	—	1,238,854	—	1,238,854
Engineering & Construction	—	1,226,465	—	1,226,465
Food	—	2,260,967	—	2,260,967
Health Care-Products	—	1,202,553	—	1,202,553
Health Care-Services	—	4,482,409	—	4,482,409
Internet	5,201,227	4,026,874	—	9,228,101
Iron & Steel	476,150	610,649	—	1,086,799
Lodging	—	542,160	—	542,160
Machinery-Construction & Mining	—	482,025	—	482,025
Machinery-Diversified	—	799,673	—	799,673
Media	421,405	—	—	421,405
Mining	678,069	939,377	—	1,617,446
Miscellaneous Manufacturers	—	416,067	—	416,067
Oil & Gas	943,636	838,107	—	1,781,743
Pharmaceuticals	—	449,365	—	449,365
Real Estate	377,628	410,943	—	788,571
Retail	812,096	432,013	—	1,244,109
Semiconductors	—	4,766,007	—	4,766,007
Telecommunications	—	1,044,968	—	1,044,968
Transportation	—	1,024,812	—	1,024,812

Total Common Stock	11,013,452	39,019,243	—	50,032,695

Money Market Investments	4,219,849	—	—	4,219,849

Total Investments	$15,233,301	$71,370,484	$140,385	$86,744,170

TCW Emerging Markets Multi-Asset Opportunities Fund
Fair Valuation Summary (Unaudited)	July 31, 2021

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	5,342	—	5,342
Swap Agreements
Credit Risk	—	26,138	—	26,138

Total	$15,233,301	$71,401,964	$140,385	$86,775,650

Liability Derivatives
Swap Agreements
Credit Risk	—	(6,590)	—	(6,590)
Futures Contracts
Interest Rate Risk	$(10,370)	$—	$—	$(10,370)

Total	$(10,370)	$(6,590)	$—	$(16,960)

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Shares	Value
COMMON STOCK—97.2% of Net Assets
Australia—1.5% (Cost: $381,075)
Mirvac Group	228,670	$480,740

Canada—9.1%
H&R Real Estate Investment Trust	48,989	660,460
Killam Apartment Real Estate Investment Trust	47,549	788,452
Morguard North American Residential Real Estate Investment Trust	35,067	497,767
Summit Industrial Income REIT	66,824	1,015,461

Total Canada (Cost: $2,416,202)		2,962,140

China—1.2%
China Resources Land, Ltd.	10,000	33,418
GDS Holdings, Ltd. (ADR)(1)	6,238	367,793

Total China (Cost: $417,068)		401,211

Germany—8.8%
LEG Immobilien SE	7,473	1,180,635
Stroeer SE & Co. KGaA	4,741	374,848
Vonovia SE	19,555	1,301,457

Total Germany (Cost: $2,684,208)		2,856,940

Ireland—1.5% (Cost: $485,408)
Irish Residential Properties REIT PLC	263,879	481,878

Japan—5.2%
Mitsubishi Estate Co., Ltd.	60,300	945,533
Nippon Prologis REIT, Inc.	219	731,065

Total Japan (Cost: $1,647,101)		1,676,598

United Kingdom—4.4% (Cost: $1,018,978)
Segro PLC	83,608	1,413,685

United States—65.5%
Alexandria Real Estate Equities, Inc.	9,111	1,834,409
American Tower Corp.	3,383	956,712
BrightSpire Capital, Inc.	167,300	1,591,023
Chatham Lodging Trust(1)	55,389	680,177
CoreSite Realty Corp.	12,645	1,747,665
CoStar Group, Inc.(1)	4,283	380,544
Easterly Government Properties, Inc.	32,898	746,785
Equinix, Inc.	841	689,965
Gaming and Leisure Properties, Inc.	40,835	1,933,129
Invitation Homes, Inc.	24,221	985,310
Iron Mountain, Inc.	26,250	1,148,700
Jones Lang LaSalle, Inc.(1)	6,271	1,395,736
M/I Homes, Inc.(1)	12,900	834,759
New Residential Investment Corp.	100,000	976,000
Ocwen Financial Corp.(1)	26,318	688,216
Pebblebrook Hotel Trust	29,267	658,215
Regency Centers Corp.	9,759	638,336
STORE Capital Corp.	8,819	319,160
Switch, Inc.	22,880	472,701
Taylor Morrison Home Corp.(1)	18,186	487,748
Terreno Realty Corp.	4,777	326,556
TPG RE Finance Trust, Inc.	50,000	658,000
UMH Properties, Inc.	13,817	321,660
Welltower, Inc.	9,163	795,898

Total United States (Cost: $18,636,637)		21,267,404

Total Common Stock (Cost: $27,686,677)		31,540,596

Total Purchased Options(2) (0.4%) (Cost: $327,901)		136,250

Money Market Investments—4.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(3)	1,596,672	$1,596,672

Total Money Market Investments (Cost: $1,596,672)		1,596,672

Total Investments (102.5%) (Cost: $29,611,250)		33,273,518

Liabilities In Excess Of Other Assets (-2.5%)		(818,839)

Net Assets (100.0%)		$32,454,679

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

PURCHASED OPTIONS—EXCHANGE TRADED

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Call
Brightspire Capital, Inc.		$10.00	8/20/21	1,000	$951,000	$22,500	$49,781	$(27,281)
Put
Host Hotels & Resorts, Inc.		17.00	10/15/21	500	796,500	80,000	72,448	7,552
Preferred Apartment Communities, Inc.		7.50	10/15/21	1,000	1,054,000	12,500	48,035	(35,535)
Vanguard Real Estate ETF		95.00	9/17/21	500	5,314,500	21,250	157,637	(136,387)

						$136,250	$327,901	$(191,651)

WRITTEN OPTIONS—EXCHANGE TRADED

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Call
TPG RE Finance Trust, Inc.	$15.00	1/21/22	(500)	(658,000)	$(20,000)	$(48,900)	$28,900
Put
Host Hotels & Resorts, Inc.	14.00	10/15/21	(500)	(796,500)	(15,000)	(13,248)	(1,752)
Vanguard Real Estate ETF	85.00	9/17/21	(500)	(5,314,500)	(10,000)	(53,417)	43,417

					$(45,000)	$(115,565)	$70,565

Notes to the Schedule of Investments:

ETF	Exchange-Traded Fund.
REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	See options table for description of purchased options.
(3)	Rate disclosed is the 7-day net yield as of July 31, 2021.

TCW Global Real Estate Fund
Investments by Sector (Unaudited)	July 31, 2021

Sector	Percentage of Net Assets
Advertising	1.2%
Diversified REITs	4.6
Diversified Real Estate Activities	2.9
Health Care REITs	2.5
Homebuilding	4.1
Hotel & Resort REITs	4.1
IT Consulting & Other Services	1.5
Industrial REITs	10.8
Internet Services & Infrastructure	1.1
Mortgage REITs	9.9
Office REITs	7.9
Purchased Options	0.4
Real Estate Development	0.1
Real Estate Operating Companies	7.6
Real Estate Services	4.3
Research & Consulting Services	1.2
Residential REITs	9.4
Retail REITs	2.0
Specialized REITs	19.9
Thrifts & Mortgage Finance	2.1
Money Market Investments	4.9

Total	102.5%

TCW Global Real Estate Fund
Fair Valuation Summary (Unaudited)	July 31, 2021

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Advertising	$—	$374,848	$—	$374,848
Diversified REITs	979,620	480,740	—	1,460,360
Diversified Real Estate Activities	—	945,533	—	945,533
Health Care REITs	795,898	—	—	795,898
Homebuilding	1,322,507	—	—	1,322,507
Hotel & Resort REITs	1,338,392	—	—	1,338,392
IT Consulting & Other Services	472,701	—	—	472,701
Industrial REITs	1,342,017	2,144,750	—	3,486,767
Internet Services & Infrastructure	367,793	—	—	367,793
Mortgage REITs	3,225,023	—	—	3,225,023
Office REITs	2,581,194	—	—	2,581,194
Real Estate Development	—	33,418	—	33,418
Real Estate Operating Companies	—	2,482,092	—	2,482,092
Real Estate Services	1,395,736	—	—	1,395,736
Research & Consulting Services	380,544	—	—	380,544
Residential REITs	3,075,067	—	—	3,075,067
Retail REITs	638,336	—	—	638,336
Specialized REITs	6,476,171	—	—	6,476,171
Thrifts & Mortgage Finance	688,216	—	—	688,216

Total Common Stock	25,079,215	6,461,381	—	31,540,596

Purchased Options	136,250	—	—	136,250

Money Market Investments	1,596,672	—	—	1,596,672

Total Investments	$26,812,137	$6,461,381	$—	$33,273,518

Liability Derivatives
Written Options
Equity Risk	$(45,000)	$—	$—	$(45,000)

Total	$(45,000)	$—	$—	$(45,000)

TCW New America Premier Equities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Shares	Value
COMMON STOCK—99.6% of Net Assets
Aerospace & Defense—3.6%
HEICO Corp.	60,643	$8,201,966

Application Software—12.7%
Constellation Software, Inc.	14,793	23,681,480
Trade Desk, Inc. (The)(1)	60,950	4,992,414

		28,673,894

Building Products—9.3%
Carrier Global Corp.	167,008	9,227,192
Trane Technologies PLC	57,538	11,715,312

		20,942,504

Data Processing & Outsourced Services—3.7%
Visa, Inc.	33,984	8,373,318

Electrical Components & Equipment—4.9%
Vertiv Holdings Co.	392,958	11,018,542

Electrical Equipment—4.1%
AMETEK, Inc.	66,202	9,205,388

Environmental & Facilities Services—4.2%
Waste Connections, Inc. (Canada)	74,704	9,464,250

Financial Exchanges & Data—10.1%
Morningstar, Inc.	42,920	10,842,880
MSCI, Inc.	20,018	11,929,927

		22,772,807

Health Care Equipment—3.1%
Danaher Corp.	23,239	6,913,370

Household Products—2.6%
Cricut, Inc.(1)	169,544	5,786,537

Interactive Media & Services—0.1%
VerticalScope Holdings, Inc.(1)	6,000	140,201

Internet Services & Infrastructure—9.1%
Dye & Durham, Ltd.	259,972	9,823,270
Facebook, Inc.(1)	30,083	10,718,573

		20,541,843

Life Sciences Tools & Services—6.3%
Agilent Technologies, Inc.	39,895	6,113,111
Mettler-Toledo International, Inc.(1)	5,452	8,034,667

		14,147,778

Professional Services—3.9%
Clarivate PLC(1)	385,558	8,790,723

Research & Consulting Services—9.3%
CoStar Group, Inc.(1)	103,310	9,179,093
IHS Markit, Ltd.	100,107	11,696,502

		20,875,595

Semiconductors—2.1%
Broadcom, Inc.	9,538	4,629,745

Systems Software—10.5%
Manhattan Associates, Inc.(1)	44,975	7,179,359
Microsoft Corp.	57,566	16,401,129

		23,580,488

Total Common Stock (Cost: $148,491,913)		224,058,949

MONEY MARKET INVESTMENTS—0.4%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(2)	850,956	$850,956

Total Money Market Investments (Cost: $850,956)		850,956

Total Investments (100.0%) (Cost: $149,342,869)		224,909,905

Liabilities In Excess Of Other Assets (0.0%)		(12,133)

Net Assets (100.0%)		$224,897,772

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2021.

TCW New America Premier Equities Fund
Investments by Sector (Unaudited)	July 31, 2021

Sector	Percentage of Net Assets
Aerospace & Defense	3.6%
Application Software	12.7
Building Products	9.3
Data Processing & Outsourced Services	3.7
Electrical Components & Equipment	4.9
Electrical Equipment	4.1
Environmental & Facilities Services	4.2
Financial Exchanges & Data	10.1
Health Care Equipment	3.1
Household Products	2.6
Interactive Media & Services	0.1
Internet Services & Infrastructure	9.1
Life Sciences Tools & Services	6.3
Professional Services	3.9
Research & Consulting Services	9.3
Semiconductors	2.1
Systems Software	10.5
Money Market Investments	0.4

Total	100.0%

TCW New America Premier Equities Fund
Fair Valuation Summary (Unaudited)	July 31, 2021

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$8,201,966	$—	$—	$8,201,966
Application Software	28,673,894	—	—	28,673,894
Building Products	20,942,504	—	—	20,942,504
Data Processing & Outsourced Services	8,373,318	—	—	8,373,318
Electrical Components & Equipment	11,018,542	—	—	11,018,542
Electrical Equipment	9,205,388	—	—	9,205,388
Environmental & Facilities Services	9,464,250	—	—	9,464,250
Financial Exchanges & Data	22,772,807	—	—	22,772,807
Health Care Equipment	6,913,370	—	—	6,913,370
Household Products	5,786,537	—	—	5,786,537
Interactive Media & Services	140,201	—	—	140,201
Internet Services & Infrastructure	20,541,843	—	—	20,541,843
Life Sciences Tools & Services	14,147,778	—	—	14,147,778
Professional Services	8,790,723	—	—	8,790,723
Research & Consulting Services	20,875,595	—	—	20,875,595
Semiconductors	4,629,745	—	—	4,629,745
Systems Software	23,580,488	—	—	23,580,488

Total Common Stock	224,058,949	—	—	224,058,949

Money Market Investments	850,956	—	—	850,956

Total Investments	$224,909,905	$—	$—	$224,909,905

TCW Relative Value Dividend Appreciation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Shares	Value
COMMON STOCK—99.8% of Net Assets
Aerospace & Defense—1.3%
Textron, Inc.	53,599	$3,698,867

Air Freight & Logistics—3.7%
United Parcel Service, Inc.—Class B	53,683	10,272,779

Auto Components—1.3%
BorgWarner, Inc.	72,928	3,572,014

Banks—8.0%
Citigroup, Inc.	63,109	4,267,431
JPMorgan Chase & Co.	68,031	10,325,745
Wells Fargo & Co.	139,835	6,424,020
Zions Bancorp	20,470	1,067,510

		22,084,706

Beverages—2.5%
PepsiCo, Inc.	43,511	6,829,052

Biotechnology—4.8%
AbbVie, Inc.	50,147	5,832,096
Gilead Sciences, Inc.	108,565	7,413,904

		13,246,000

Building Products—4.7%
Johnson Controls International PLC (Ireland)	180,689	12,904,808

Capital Markets—8.8%
Ameriprise Financial, Inc.	26,651	6,864,232
Blackstone Group, Inc. (The)	29,200	3,365,884
Intercontinental Exchange, Inc.	62,209	7,454,504
Morgan Stanley	67,600	6,488,248

		24,172,868

Chemicals—4.0%
Corteva, Inc.	74,444	3,184,714
DuPont de Nemours, Inc.	64,548	4,844,327
International Flavors & Fragrances, Inc.	20,240	3,048,954

		11,077,995

Diversified Telecommunication Services—2.4%
AT&T, Inc.	237,932	6,673,993

Electrical Equipment—2.1%
nVent Electric PLC (Ireland)	180,912	5,718,628

Electronic Equipment, Instruments & Components—1.6%
Corning, Inc.	106,462	4,456,499

Energy Equipment & Services—2.4%
Baker Hughes Co.	308,603	6,554,728

Equity Real Estate—2.3%
Cousins Properties, Inc.	69,155	2,746,836
Simon Property Group, Inc.	28,534	3,610,122

		6,356,958

Food Products—1.0%
Conagra Brands, Inc.	79,800	2,672,502

Health Care Equipment & Supplies—2.1%
Medtronic PLC (Ireland)	44,328	5,820,710

Health Care Providers & Services—4.5%
Anthem, Inc.	12,463	4,785,917
McKesson Corp.	38,015	7,748,597

		12,534,514

Hotels, Restaurants & Leisure—0.5%
Darden Restaurants, Inc.	9,900	1,444,212

Household Durables—4.4%
Lennar Corp.	92,381	9,713,862
Whirlpool Corp.	10,404	2,304,902

		12,018,764

Independent Power and Renewable Electricity Producers—2.9%
AES Corp. (The)	340,765	8,076,131

Industrial Conglomerates—4.6%
Carlisle Cos., Inc.	17,780	3,595,827
General Electric Co.	702,979	9,103,578

		12,699,405

Insurance—3.6%
MetLife, Inc.	173,655	10,019,894

IT Services—2.8%
International Business Machines Corp.	55,347	7,801,713

Media—4.5%
Comcast Corp.	123,934	7,291,037
Fox Corp.	142,324	5,075,274

		12,366,311

Metals & Mining—1.3%
Freeport-McMoRan, Inc.	95,773	3,648,951

Multi-Utilities—1.1%
Sempra Energy	22,423	2,929,565

Multiline Retail—2.7%
Target Corp.	28,100	7,335,505

Oil, Gas & Consumable Fuels—3.7%
Chevron Corp.	76,740	7,812,899
Exxon Mobil Corp.	39,684	2,284,608

		10,097,507

Pharmaceuticals—3.3%
Johnson & Johnson	15,322	2,638,448
Novartis AG (SP ADR) (Switzerland)	70,200	6,485,778

		9,124,226

Semiconductors & Semiconductor Equipment—2.8%
Broadcom, Inc.	16,182	7,854,743

Specialty Retail—1.1%
Dick’s Sporting Goods, Inc.	28,935	3,013,291

Technology Hardware, Storage & Peripherals—3.0%
HP, Inc.	112,813	3,256,912
Seagate Technology Holdings PLC	58,199	5,115,692

		8,372,604

Total Common Stock (Cost: $180,624,135)		275,450,443

MONEY MARKET INVESTMENTS—0.1%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(1)	321,228	321,228

Total Money Market Investments (Cost: $321,228)		321,228

Total Investments (99.9%) (Cost: $180,945,363)		275,771,671
Excess Of Other Assets Over Liabilities (0.1%)		366,350

Net Assets (100.0%)		$276,138,021

TCW Relative Value Dividend Appreciation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Notes to the Schedule of Investments:

SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Rate disclosed is the 7-day net yield as of July 31, 2021.

TCW Relative Value Dividend Appreciation Fund

Investments by Sector (Unaudited)	July 31, 2021

Sector	Percentage of Net Assets
Aerospace & Defense	1.3%
Air Freight & Logistics	3.7
Auto Components	1.3
Banks	8.0
Beverages	2.5
Biotechnology	4.8
Building Products	4.7
Capital Markets	8.8
Chemicals	4.0
Diversified Telecommunication Services	2.4
Electrical Equipment	2.1
Electronic Equipment, Instruments & Components	1.6
Energy Equipment & Services	2.4
Equity Real Estate	2.3
Food Products	1.0
Health Care Equipment & Supplies	2.1
Health Care Providers & Services	4.5
Hotels, Restaurants & Leisure	0.5
Household Durables	4.4
Independent Power and Renewable Electricity Producers	2.9
Industrial Conglomerates	4.6
Insurance	3.6
IT Services	2.8
Media	4.5
Metals & Mining	1.3
Multi-Utilities	1.1
Multiline Retail	2.7
Oil, Gas & Consumable Fuels	3.7
Pharmaceuticals	3.3
Semiconductors & Semiconductor Equipment	2.8
Specialty Retail	1.1
Technology Hardware, Storage & Peripherals	3.0
Money Market Investments	0.1

Total	99.9%

TCW Relative Value Dividend Appreciation Fund

Fair Valuation Summary (Unaudited)	July 31, 2021

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$3,698,867	$—	$—	$3,698,867
Air Freight & Logistics	10,272,779	—	—	10,272,779
Auto Components	3,572,014	—	—	3,572,014
Banks	22,084,706	—	—	22,084,706
Beverages	6,829,052	—	—	6,829,052
Biotechnology	13,246,000	—	—	13,246,000
Building Products	12,904,808	—	—	12,904,808
Capital Markets	24,172,868	—	—	24,172,868
Chemicals	11,077,995	—	—	11,077,995
Diversified Telecommunication Services	6,673,993	—	—	6,673,993
Electrical Equipment	5,718,628	—	—	5,718,628
Electronic Equipment, Instruments & Components	4,456,499	—	—	4,456,499
Energy Equipment & Services	6,554,728	—	—	6,554,728
Equity Real Estate	6,356,958	—	—	6,356,958
Food Products	2,672,502	—	—	2,672,502
Health Care Equipment & Supplies	5,820,710	—	—	5,820,710
Health Care Providers & Services	12,534,514	—	—	12,534,514
Hotels, Restaurants & Leisure	1,444,212	—	—	1,444,212
Household Durables	12,018,764	—	—	12,018,764
Independent Power and Renewable Electricity Producers	8,076,131	—	—	8,076,131
Industrial Conglomerates	12,699,405	—	—	12,699,405
Insurance	10,019,894	—	—	10,019,894
IT Services	7,801,713	—	—	7,801,713
Media	12,366,311	—	—	12,366,311
Metals & Mining	3,648,951	—	—	3,648,951
Multi-Utilities	2,929,565	—	—	2,929,565
Multiline Retail	7,335,505	—	—	7,335,505
Oil, Gas & Consumable Fuels	10,097,507	—	—	10,097,507
Pharmaceuticals	9,124,226	—	—	9,124,226
Semiconductors & Semiconductor Equipment	7,854,743	—	—	7,854,743
Specialty Retail	3,013,291	—	—	3,013,291
Technology Hardware, Storage & Peripherals	8,372,604	—	—	8,372,604

Total Common Stock	275,450,443	—	—	275,450,443

Money Market Investments	321,228	—	—	321,228

Total Investments	$275,771,671	$—	$—	$275,771,671

TCW Relative Value Large Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Shares	Value
COMMON STOCK—98.8% of Net Assets
Aerospace & Defense—3.5%
L3Harris Technologies, Inc.	4,972	$1,127,351
Textron, Inc.	51,109	3,527,032

		4,654,383

Air Freight & Logistics—2.6%
United Parcel Service, Inc.—Class B	18,165	3,476,054

Banks—7.4%
Citigroup, Inc.	49,567	3,351,721
JPMorgan Chase & Co.	31,071	4,715,956
Signature Bank	7,125	1,617,161

		9,684,838

Beverages—1.7%
PepsiCo, Inc.	14,615	2,293,824

Biotechnology—3.2%
AbbVie, Inc.	19,309	2,245,637
Gilead Sciences, Inc.	27,729	1,893,613

		4,139,250

Building Products—4.0%
Johnson Controls International PLC (Ireland)	73,060	5,217,945

Capital Markets—9.0%
Ameriprise Financial, Inc.	10,918	2,812,040
Blackstone Group, Inc. (The)	19,200	2,213,184
Intercontinental Exchange, Inc.	34,403	4,122,512
Morgan Stanley	27,000	2,591,460

		11,739,196

Chemicals—2.4%
DuPont de Nemours, Inc.	24,854	1,865,293
International Flavors & Fragrances, Inc.	8,313	1,252,270

		3,117,563

Diversified Telecommunication Services—2.0%
AT&T, Inc.	92,897	2,605,761

Electronic Equipment, Instruments & Components—3.5%
Corning, Inc.	54,699	2,289,700
Flex Ltd.(1)	124,971	2,245,729

		4,535,429

Energy Equipment & Services—1.7%
Baker Hughes Co.	102,740	2,182,198

Equity Real Estate—1.0%
Weyerhaeuser Co.	40,448	1,364,311

Food Products—1.4%
Conagra Brands, Inc.	53,258	1,783,610

Health Care Equipment & Supplies—2.9%
Medtronic PLC (Ireland)	17,900	2,350,449
Zimmer Biomet Holdings, Inc.	8,844	1,445,287

		3,795,736

Health Care Providers & Services—7.7%
Centene Corp.(1)	48,180	3,305,630
McKesson Corp.	14,010	2,855,658
Molina Healthcare, Inc.(1)	14,438	3,941,719

		10,103,007

Hotels, Restaurants & Leisure—1.7%
Darden Restaurants, Inc.	15,680	2,287,398

Household Durables—4.0%
Lennar Corp.	50,179	5,276,322

Independent Power and Renewable Electricity Producers—2.3%
AES Corp. (The)	128,800	3,052,560

Industrial Conglomerates—2.7%
General Electric Co.	274,136	3,550,061

Insurance—2.4%
MetLife, Inc.	54,413	3,139,630

IT Services—3.9%
Fiserv, Inc.(1)	20,744	2,387,842
International Business Machines Corp.	19,157	2,700,371

		5,088,213

Media—8.5%
Comcast Corp.	80,248	4,720,990
Discovery, Inc.(1)	65,554	1,901,721
Fox Corp.	53,252	1,898,966
ViacomCBS, Inc.—Class B	62,375	2,553,009

		11,074,686

Metals & Mining—2.9%
Freeport-McMoRan, Inc.	99,088	3,775,253

Multi-Utilities—1.0%
Sempra Energy	10,308	1,346,740

Multiline Retail—2.8%
Target Corp.	13,854	3,616,587

Oil, Gas & Consumable Fuels—2.7%
Chevron Corp.	23,900	2,433,259
Exxon Mobil Corp.	19,608	1,128,833

		3,562,092

Real Estate Management & Development—1.4%
Jones Lang LaSalle, Inc.(1)	8,297	1,846,663

Semiconductors & Semiconductor Equipment—5.9%
Broadcom, Inc.	6,394	3,103,648
Micron Technology, Inc.(1)	16,500	1,280,070
ON Semiconductor Corp.(1)	84,510	3,300,960

		7,684,678

Specialty Retail—1.4%
Dick’s Sporting Goods, Inc.	14,422	1,501,907
Gap, Inc. (The)	13,500	393,795

		1,895,702

Technology Hardware, Storage & Peripherals—1.2%
HP, Inc.	53,900	1,556,093

Total Common Stock (Cost: $72,537,662)		129,445,783

MONEY MARKET INVESTMENTS—0.7%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(2)	884,466	884,466

Total Money Market Investments (Cost: $884,466)		884,466

Total Investments (99.5%) (Cost: $73,422,128)		130,330,249
Excess Of Other Assets Over Liabilities (0.5%)		648,705

Net Assets (100.0%)		$130,978,954

Notes to the Schedule of Investments:
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2021.

TCW Relative Value Large Cap Fund

Investments by Sector (Unaudited)	July 31, 2021

Sector	Percentage of Net Assets
Aerospace & Defense	3.5%
Air Freight & Logistics	2.6
Banks	7.4
Beverages	1.7
Biotechnology	3.2
Building Products	4.0
Capital Markets	9.0
Chemicals	2.4
Diversified Telecommunication Services	2.0
Electronic Equipment, Instruments & Components	3.5
Energy Equipment & Services	1.7
Equity Real Estate	1.0
Food Products	1.4
Health Care Equipment & Supplies	2.9
Health Care Providers & Services	7.7
Hotels, Restaurants & Leisure	1.7
Household Durables	4.0
Independent Power and Renewable Electricity Producers	2.3
Industrial Conglomerates	2.7
Insurance	2.4
IT Services	3.9
Media	8.5
Metals & Mining	2.9
Multi-Utilities	1.0
Multiline Retail	2.8
Oil, Gas & Consumable Fuels	2.7
Real Estate Management & Development	1.4
Semiconductors & Semiconductor Equipment	5.9
Specialty Retail	1.4
Technology Hardware, Storage & Peripherals	1.2
Money Market Investments	0.7

Total	99.5%

TCW Relative Value Large Cap Fund

Fair Valuation Summary (Unaudited)	July 31, 2021

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$4,654,383	$—	$—	$4,654,383
Air Freight & Logistics	3,476,054	—	—	3,476,054
Banks	9,684,838	—	—	9,684,838
Beverages	2,293,824	—	—	2,293,824
Biotechnology	4,139,250	—	—	4,139,250
Building Products	5,217,945	—	—	5,217,945
Capital Markets	11,739,196	—	—	11,739,196
Chemicals	3,117,563	—	—	3,117,563
Diversified Telecommunication Services	2,605,761	—	—	2,605,761
Electronic Equipment, Instruments & Components	4,535,429	—	—	4,535,429
Energy Equipment & Services	2,182,198	—	—	2,182,198
Equity Real Estate	1,364,311	—	—	1,364,311
Food Products	1,783,610	—	—	1,783,610
Health Care Equipment & Supplies	3,795,736	—	—	3,795,736
Health Care Providers & Services	10,103,007	—	—	10,103,007
Hotels, Restaurants & Leisure	2,287,398	—	—	2,287,398
Household Durables	5,276,322	—	—	5,276,322
Independent Power and Renewable Electricity Producers	3,052,560	—	—	3,052,560
Industrial Conglomerates	3,550,061	—	—	3,550,061
Insurance	3,139,630	—	—	3,139,630
IT Services	5,088,213	—	—	5,088,213
Media	11,074,686	—	—	11,074,686
Metals & Mining	3,775,253	—	—	3,775,253
Multi-Utilities	1,346,740	—	—	1,346,740
Multiline Retail	3,616,587	—	—	3,616,587
Oil, Gas & Consumable Fuels	3,562,092	—	—	3,562,092
Real Estate Management & Development	1,846,663	—	—	1,846,663
Semiconductors & Semiconductor Equipment	7,684,678	—	—	7,684,678
Specialty Retail	1,895,702	—	—	1,895,702
Technology Hardware, Storage & Peripherals	1,556,093	—	—	1,556,093

Total Common Stock	129,445,783	—	—	129,445,783

Money Market Investments	884,466	—	—	884,466

Total Investments	$130,330,249	$—	$—	$130,330,249

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Shares	Value
COMMON STOCK—99.8% of Net Assets
Aerospace & Defense—2.9%
Textron, Inc.	33,188	$2,290,304

Airlines—1.2%
United Airlines Holdings, Inc.(1)	19,747	922,580

Auto Components—0.6%
BorgWarner, Inc.	9,285	454,779

Banks—10.1%
First Citizens BancShares, Inc.	1,199	938,325
KeyCorp	132,442	2,603,810
Popular, Inc.	43,565	3,169,789
Signature Bank	4,912	1,114,877
Zions Bancorp	5,162	269,198

		8,095,999

Capital Markets—3.3%
Apollo Global Management, Inc.	18,044	1,062,070
Evercore, Inc.	11,880	1,570,536

		2,632,606

Chemicals—3.7%
Corteva, Inc.	31,498	1,347,484
International Flavors & Fragrances, Inc.	10,611	1,598,441

		2,945,925

Communications Equipment—1.9%
CommScope Holding Co., Inc.(1)	70,045	1,482,152

Construction & Engineering—1.5%
Arcosa, Inc.	21,571	1,181,228

Consumer Finance—1.8%
OneMain Holdings, Inc.	24,155	1,473,455

Diversified Financial Services—0.5%
Equitable Holdings, Inc.	13,400	413,658

Electronic Equipment, Instruments & Components—4.9%
Avnet, Inc.	26,773	1,106,260
Flex Ltd.(1)	104,050	1,869,779
TTM Technologies, Inc.(1)	69,155	967,478

		3,943,517

Energy Equipment & Services—2.3%
Baker Hughes Co.	52,300	1,110,852
NOV, Inc.(1)	53,100	733,311

		1,844,163

Equity Real Estate—2.5%
Cousins Properties, Inc.	23,191	921,147
Innovative Industrial Properties, Inc.	4,873	1,047,646

		1,968,793

Food Products—1.6%
Conagra Brands, Inc.	22,943	768,361
TreeHouse Foods, Inc.(1)	10,786	478,898

		1,247,259

Health Care Equipment & Supplies—1.6%
Envista Holdings Corp.(1)	8,190	352,825
Zimmer Biomet Holdings, Inc.	5,696	930,841

		1,283,666

Health Care Providers & Services—8.5%
Acadia Healthcare Co., Inc.(1)	24,700	1,524,484
Centene Corp.(1)	26,917	1,846,776
Henry Schein, Inc.(1)	10,295	825,144
Molina Healthcare, Inc.(1)	9,398	2,565,748

		6,762,152

Hotels, Restaurants & Leisure—1.6%
Darden Restaurants, Inc.	9,001	1,313,066

Household Durables—9.7%
DR Horton, Inc.	15,804	1,508,176
KB Home	35,960	1,526,142
Lennar Corp.	21,777	2,289,852
Toll Brothers, Inc.	31,368	1,859,181
Whirlpool Corp.	2,325	515,081

		7,698,432

Independent Power and Renewable Electricity Producers—2.7%
AES Corp. (The)	89,400	2,118,780

Industrial Conglomerates—1.3%
Carlisle Cos., Inc.	5,154	1,042,345

Insurance—3.4%
Arch Capital Group, Ltd.(1)	32,150	1,253,850
Assured Guaranty, Ltd.	14,125	675,316
Axis Capital Holdings, Ltd.	15,937	810,715

		2,739,881

Internet & Direct Marketing Retail—1.6%
eBay, Inc.	18,896	1,288,896

IT Services—1.3%
DXC Technology Co.(1)	25,771	1,030,325

Machinery—8.8%
Dover Corp.	10,420	1,741,390
Manitowoc Co., Inc. (The)(1)	87,267	2,020,231
SPX FLOW, Inc.	16,005	1,314,811
Terex Corp.	14,408	690,431
Westinghouse Air Brake Technologies Corp.	14,716	1,248,947

		7,015,810

Marine—1.7%
Kirby Corp.(1)	24,020	1,390,998

Media—2.6%
Discovery, Inc.(1)	30,835	894,523
ViacomCBS, Inc.—Class B	28,319	1,159,097

		2,053,620

Metals & Mining—2.6%
Freeport-McMoRan, Inc.	53,575	2,041,207

Multi-Utilities—1.0%
Sempra Energy	6,141	802,322

Oil, Gas & Consumable Fuels—1.0%
Marathon Petroleum Corp.	14,548	803,341

Personal Products—0.7%
Coty, Inc.(1)	68,193	595,325

Pharmaceuticals—2.2%
Elanco Animal Health, Inc.(1)	32,786	1,195,705
Perrigo Co. PLC	12,300	590,769

		1,786,474

Professional Services—2.2%
Jacobs Engineering Group, Inc.	12,810	1,732,553

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Shares	Value

Real Estate Management & Development—1.5%
Jones Lang LaSalle, Inc.(1)	5,433	$1,209,223

Semiconductors & Semiconductor Equipment—0.5%
Maxim Integrated Products, Inc.	4,057	405,335

Specialty Retail—4.5%
Bed Bath & Beyond, Inc.(1)	16,089	459,180
Dick’s Sporting Goods, Inc.	8,297	864,050
Guess?, Inc.	50,260	1,121,803
Urban Outfitters, Inc.(1)	6,900	256,542
Williams-Sonoma, Inc.	5,801	880,012

		3,581,587

Total Common Stock (Cost: $46,151,977)		79,591,756

MONEY MARKET INVESTMENTS—0.2%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(2)	118,948	118,948

Total Money Market Investments (Cost: $118,948)		118,948

Total Investments (100.0%) (Cost: $46,270,925)		79,710,704

Excess Of Other Assets Over Liabilities (0.0%)		1,730

Net Assets (100.0%)		$79,712,434

Notes to the Schedule of Investments:
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2021.

TCW Relative Value Mid Cap Fund

Investments by Sector (Unaudited)	July 31, 2021

Sector	Percentage of Net Assets
Aerospace & Defense	2.9%
Airlines	1.2
Auto Components	0.6
Banks	10.1
Capital Markets	3.3
Chemicals	3.7
Communications Equipment	1.9
Construction & Engineering	1.5
Consumer Finance	1.8
Diversified Financial Services	0.5
Electronic Equipment, Instruments & Components	4.9
Energy Equipment & Services	2.3
Equity Real Estate	2.5
Food Products	1.6
Health Care Equipment & Supplies	1.6
Health Care Providers & Services	8.5
Hotels, Restaurants & Leisure	1.6
Household Durables	9.7
Independent Power and Renewable Electricity Producers	2.7
Industrial Conglomerates	1.3
Insurance	3.4
Internet & Direct Marketing Retail	1.6
IT Services	1.3
Machinery	8.8
Marine	1.7
Media	2.6
Metals & Mining	2.6
Multi-Utilities	1.0
Oil, Gas & Consumable Fuels	1.0
Personal Products	0.7
Pharmaceuticals	2.2
Professional Services	2.2
Real Estate Management & Development	1.5
Semiconductors & Semiconductor Equipment	0.5
Specialty Retail	4.5
Money Market Investments	0.2

Total	100.0%

TCW Relative Value Mid Cap Fund

Fair Valuation Summary (Unaudited)	July 31, 2021

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$2,290,304	$—	$—	$2,290,304
Airlines	922,580	—	—	922,580
Auto Components	454,779	—	—	454,779
Banks	8,095,999	—	—	8,095,999
Capital Markets	2,632,606	—	—	2,632,606
Chemicals	2,945,925	—	—	2,945,925
Communications Equipment	1,482,152	—	—	1,482,152
Construction & Engineering	1,181,228	—	—	1,181,228
Consumer Finance	1,473,455	—	—	1,473,455
Diversified Financial Services	413,658	—	—	413,658
Electronic Equipment, Instruments & Components	3,943,517	—	—	3,943,517
Energy Equipment & Services	1,844,163	—	—	1,844,163
Equity Real Estate	1,968,793	—	—	1,968,793
Food Products	1,247,259	—	—	1,247,259
Health Care Equipment & Supplies	1,283,666	—	—	1,283,666
Health Care Providers & Services	6,762,152	—	—	6,762,152
Hotels, Restaurants & Leisure	1,313,066	—	—	1,313,066
Household Durables	7,698,432	—	—	7,698,432
Independent Power and Renewable Electricity Producers	2,118,780	—	—	2,118,780
Industrial Conglomerates	1,042,345	—	—	1,042,345
Insurance	2,739,881	—	—	2,739,881
Internet & Direct Marketing Retail	1,288,896	—	—	1,288,896
IT Services	1,030,325	—	—	1,030,325
Machinery	7,015,810	—	—	7,015,810
Marine	1,390,998	—	—	1,390,998
Media	2,053,620	—	—	2,053,620
Metals & Mining	2,041,207	—	—	2,041,207
Multi-Utilities	802,322	—	—	802,322
Oil, Gas & Consumable Fuels	803,341	—	—	803,341
Personal Products	595,325	—	—	595,325
Pharmaceuticals	1,786,474	—	—	1,786,474
Professional Services	1,732,553	—	—	1,732,553
Real Estate Management & Development	1,209,223	—	—	1,209,223
Semiconductors & Semiconductor Equipment	405,335	—	—	405,335
Specialty Retail	3,581,587	—	—	3,581,587

Total Common Stock	79,591,756	—	—	79,591,756

Money Market Investments	118,948	—	—	118,948

Total Investments	$79,710,704	$—	$—	$79,710,704

TCW Select Equities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Shares	Value
COMMON STOCK—98.1% of Net Assets
Capital Markets—3.2%
Charles Schwab Corp. (The)	254,568	$17,297,896
S&P Global, Inc.	32,652	13,998,565

		31,296,461

Commercial Services & Supplies—1.6%
Waste Connections, Inc. (Canada)	119,932	15,194,185

Entertainment—2.0%
Netflix, Inc.(1)	38,218	19,780,490

Equity Real Estate—5.7%
American Tower Corp.	135,207	38,236,539
Equinix, Inc.	19,809	16,251,502

		54,488,041

Food & Staples Retailing—2.2%
Costco Wholesale Corp.	48,537	20,857,320

Health Care Equipment & Supplies—7.5%
Align Technology, Inc.(1)	48,273	33,588,354
Boston Scientific Corp.(1)	374,479	17,076,242
DexCom, Inc.(1)	42,457	21,887,008

		72,551,604

Interactive Media & Services—11.9%
Alphabet, Inc.—Class C(1)	24,193	65,428,033
Facebook, Inc.(1)	137,774	49,088,876

		114,516,909

Internet & Direct Marketing Retail—6.3%
Amazon.com, Inc.(1)	18,265	60,778,432

IT Services—15.3%
Mastercard, Inc.	71,555	27,615,937
PayPal Holdings, Inc.(1)	184,294	50,778,526
Snowflake, Inc.(1)	40,394	10,733,493
Twilio, Inc.(1)	39,571	14,783,330
Visa, Inc.	174,569	43,012,056

		146,923,342

Life Sciences Tools & Services—3.3%
Illumina, Inc.(1)	19,143	9,490,142
IQVIA Holdings, Inc.(1)	88,451	21,909,313

		31,399,455

Pharmaceuticals—2.9%
Zoetis, Inc.	137,739	27,919,695

Professional Services—4.9%
IHS Markit, Ltd.	196,779	22,991,658
TransUnion	200,680	24,093,641

		47,085,299

Semiconductors & Semiconductor Equipment—7.8%
ASML Holding NV (Netherlands)	37,923	29,077,081
NVIDIA Corp.	233,640	45,557,464

		74,634,545

Software—19.8%
Adobe, Inc.(1)	99,800	62,038,674
Salesforce.com, Inc.(1)	151,053	36,544,252
ServiceNow, Inc.(1)	95,051	55,879,532
Splunk, Inc.(1)	51,662	7,334,971
Trade Desk, Inc. (The)(1)	345,603	28,308,342

		190,105,771

Specialty Retail—3.7%
Home Depot, Inc. (The)	66,519	21,830,871
Ulta Beauty, Inc.(1)	42,045	14,118,711

		35,949,582

Total Common Stock (Cost: $241,209,607)		943,481,131

MONEY MARKET INVESTMENTS—1.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(2)	18,606,385	18,606,385

Total Money Market Investments (Cost: $18,606,385)		18,606,385

Total Investments (100.0%) (Cost: $259,815,992)		962,087,516
Liabilities In Excess Of Other Assets (0.0%)		(467,473)

Net Assets (100.0%)		$961,620,043

Notes to the Schedule of Investments:
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2021.

TCW Select Equities Fund

Investments by Sector (Unaudited)	July 31, 2021

Sector	Percentage of Net Assets
Capital Markets	3.2%
Commercial Services & Supplies	1.6
Entertainment	2.0
Equity Real Estate	5.7
Food & Staples Retailing	2.2
Health Care Equipment & Supplies	7.5
Interactive Media & Services	11.9
Internet & Direct Marketing Retail	6.3
IT Services	15.3
Life Sciences Tools & Services	3.3
Pharmaceuticals	2.9
Professional Services	4.9
Semiconductors & Semiconductor Equipment	7.8
Software	19.8
Specialty Retail	3.7
Money Market Investments	1.9

Total	100.0%

TCW Select Equities Fund

Fair Valuation Summary (Unaudited)	July 31, 2021

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Capital Markets	$31,296,461	$—	$—	$31,296,461
Commercial Services & Supplies	15,194,185	—	—	15,194,185
Entertainment	19,780,490	—	—	19,780,490
Equity Real Estate	54,488,041	—	—	54,488,041
Food & Staples Retailing	20,857,320	—	—	20,857,320
Health Care Equipment & Supplies	72,551,604	—	—	72,551,604
Interactive Media & Services	114,516,909	—	—	114,516,909
Internet & Direct Marketing Retail	60,778,432	—	—	60,778,432
IT Services	146,923,342	—	—	146,923,342
Life Sciences Tools & Services	31,399,455	—	—	31,399,455
Pharmaceuticals	27,919,695	—	—	27,919,695
Professional Services	47,085,299	—	—	47,085,299
Semiconductors & Semiconductor Equipment	74,634,545	—	—	74,634,545
Software	190,105,771	—	—	190,105,771
Specialty Retail	35,949,582	—	—	35,949,582

Total Common Stock	943,481,131	—	—	943,481,131

Money Market Investments	18,606,385	—	—	18,606,385

Total Investments	$962,087,516	$—	$—	$962,087,516

Note 1 — Security Valuations

Equity securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ, which may not be the last sale price. Options on equity securities and options on indexes are valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds including money market funds are valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations are readily available, including short-term securities, are valued with prices furnished by independent pricing services or by broker-dealers.

The Company has adopted, after the approval by the Company’s Board of Directors (the “Board,” and each member thereof, a “Director”), a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zones differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including in circumstances under which it is determined by the Advisor that prices received are not reflective of their market values, are valued by the Advisor’s Pricing Committee in accordance with the guidelines established by the Valuation Committee of the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) and under the general oversight of the Board.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments.

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized in Level 3.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized in Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized in Level 2 of the fair value hierarchy.

Exchange-traded funds. Exchange-traded funds are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Mutual funds. Open-end mutual funds including money market funds are valued using the NAV as reported by the fund companies. As such, they are categorized in Level 1.

Options contracts. Option contracts traded on securities exchanges are fair valued using market mid prices; as such, they are categorized in Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy.

The summary of the inputs used as of July 31, 2021 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW Emerging Markets Multi-Asset Opportunities Fund
Balance as of October 31, 2020	$123,673
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	16,712
Purchases	—
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	—

Balance as of July 31, 2021	$140,385

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2021	$16,712

Significant unobservable valuation inputs for Level 3 investments as of July 31, 2021 are as follows:

Description	Fair Value at July 31, 2021	Valuation Techniques	Unobservable Input	Range	Average Weighted Price
TCW Emerging Markets Multi-Asset Opportunities Fund
Foreign Government Bonds	$140,385	Third-party Vendor	Vendor Prices	$10.50	$10.50

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended July 31, 2021, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Emerging Markets Multi-Asset Opportunities Fund

	Credit Risk	Equity Risk	Foreign Currency Risk	Interest Rate Risk	Total

Asset Derivatives

Swap Agreements	$26,138	$—	$—	$—	$26,138
Forward Contracts	—	—	5,342	—	5,342

Total Value	$26,138	$—	$5,342	$—	$31,480

Liability Derivatives

Swap Agreements	$(6,590)	$—	$—	$—	$(6,590)
Futures Contracts(1)	—	—	—	(10,370)	(10,370)

Total Value	$(6,590)	$—	$—	$(10,370)	$(16,960)

Number of Contracts or Notional Amounts(3)

Swap Agreements	1,314,167	—	—	—	1,314,167
Forward Currency Contracts	—	—	388,527	—	388,527
Futures Contracts	—	—	—	3	3

TCW Global Real Estate Fund

Asset Derivatives

Investments(2)	$—	$136,250	$—	$—	$136,250

Total Value	$—	$136,250	$—	$—	$136,250

Liability Derivatives

Written Options	—	(45,000)	—	—	(45,000)

Total Value	$—	$(45,000)	$—	$—	$(45,000)

Number of Contracts(3)

Options Purchased	—	3,026	—	—	3,026
Options Written	—	442	—	—	442

(1)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
(2)	Represents purchased options, at value.
(3)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended July 31, 2021.

Note 2 — Portfolio Investments

When-Issued, Delayed-Delivery and Forward Commitment Transactions: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them. There were no when-issued, delayed-delivery or forward commitment transactions in the Funds during the period ended July 31, 2021.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of July 31, 2021.

Security Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended July 31, 2021.

Derivatives:

Forward Foreign Currency Contracts: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Emerging Markets Multi-Asset Opportunities Fund had forward foreign currency contracts outstanding as of July 31, 2021.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Emerging Markets Multi-Asset Opportunities Fund utilized futures during the period ended July 31, 2021 to help manage interest rate duration of the Fund. Futures contracts outstanding at July 31, 2021 are listed on the Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended July 31, 2021, the TCW Global Real Estate Fund entered into option contracts to hedge the Fund’s investments from market volatility in the real estate sector.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended July 31, 2021, the TCW Emerging Markets Multi-Asset Opportunities Fund used credit default swaps to limit certain credit exposure within the Fund.

Note 3 — Transactions with Affiliates

The summary of the TCW Conservative Allocation Fund’s transactions in the affiliated funds for the period ended July 31, 2021 is listed after the Schedule of Investments.

Note 4 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at July 31, 2021.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—107.2% of Net Assets
CORPORATE BONDS—23.8%

Aerospace & Defense—0.2%
Boeing Co. (The)
1.43%	02/04/24	$2,650,000	$2,656,094
4.88%	05/01/25	560,000	628,102

			3,284,196

Agriculture—0.6%
BAT Capital Corp.
2.73%	03/25/31	695,000	700,067
4.39%	08/15/37	470,000	517,678
4.54%	08/15/47	1,270,000	1,375,145
5.28%	04/02/50	1,285,000	1,524,051
Imperial Brands Finance PLC 3.13%(1)	07/26/24	2,300,000	2,426,362
Reynolds American, Inc.
5.70%	08/15/35	260,000	321,351
5.85%	08/15/45	2,770,000	3,467,237

			10,331,891

Airlines—0.2%
America West Airlines, Inc. Pass-Through Certificates (01-1) (EETC) 5.98%	10/19/23	428,867	437,133
Delta Air Lines Pass-Through Trust (19-1-AA) 3.20%	10/25/25	1,500,000	1,583,730
Northwest Airlines LLC Pass-Through Certificates (01-1-A1) (EETC) 7.04%	10/01/23	140,280	143,496
US Airways Group, Inc. Pass-Through Certificates (10-1A) (EETC) 6.25%	10/22/24	244,542	250,839
US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC) 5.90%	04/01/26	1,140,963	1,206,087
US Airways Group, Inc. Pass-Through Certificates (12-2-A) (EETC) 4.63%	12/03/26	456,967	458,456

			4,079,741

Auto Manufacturers—0.5%
Ford Motor Credit Co. LLC
1.00% (3 mo. USD LIBOR + 0.880%)(2)	10/12/21	2,265,000	2,265,938
1.20% (3 mo. USD LIBOR + 1.080%)(2)	08/03/22	1,000,000	997,500
1.42% (3 mo. USD LIBOR + 1.270%)(2)	03/28/22	445,000	443,687
3.22%	01/09/22	990,000	999,405
3.81%	10/12/21	636,000	639,793
General Motors Financial Co., Inc.
3.15%	06/30/22	1,540,000	1,574,444
3.45%	04/10/22	310,000	314,926
4.20%	11/06/21	375,000	378,799
4.38%	09/25/21	600,000	603,540

			8,218,032

Banks—5.9%
Bank of America Corp.
1.66% (SOFR + 0.910%)(2)	03/11/27	6,355,000	6,463,137
1.73% (SOFR + 0.960%)(2)	07/22/27	6,755,000	6,878,211
2.09% (SOFR + 1.060%)(2)	06/14/29	2,200,000	2,241,888
2.88% (3 mo. USD LIBOR + 1.190%)(2)	10/22/30	430,000	457,137
3.97% (3 mo. USD LIBOR + 1.210%)(2)	02/07/30	1,125,000	1,281,251
Citigroup, Inc.
1.46% (SOFR + 0.770%)(2)	06/09/27	3,685,000	3,695,318
3.11% (SOFR + 2.842%)(2)	04/08/26	1,580,000	1,693,279
4.41% (SOFR + 3.914%)(2)	03/31/31	1,225,000	1,440,888
Credit Suisse Group AG
1.31% (SOFR + 0.980%)(1),(2)	02/02/27	2,355,000	2,325,374
2.19% (SOFR + 2.044%)(1),(2)	06/05/26	1,095,000	1,126,625
2.59% (SOFR + 1.560%)(1),(2)	09/11/25	1,550,000	1,615,649
3.09% (SOFR + 1.730%)(1),(2)	05/14/32	1,545,000	1,618,511
4.28%(1)	01/09/28	1,360,000	1,526,777
4.55%	04/17/26	165,000	187,591
Fifth Third Bancorp 2.55%	05/05/27	1,755,000	1,873,195
Goldman Sachs Group, Inc. (The)
1.09% (SOFR + 0.789%)(2)	12/09/26	705,000	700,580
1.43% (SOFR + 0.798%)(2)	03/09/27	5,260,000	5,288,036
1.54% (SOFR + 0.818%)(2)	09/10/27	880,000	886,688
3.27% (3 mo. USD LIBOR + 1.201%)(2)	09/29/25	3,085,000	3,313,197
HSBC Holdings PLC
0.98% (SOFR + 0.708%)(2)	05/24/25	2,355,000	2,361,782
1.59% (SOFR + 1.290%)(2)	05/24/27	2,930,000	2,950,013
2.01% (SOFR + 1.732%)(2)	09/22/28	2,365,000	2,399,647
HSBC Holdings PLC (United Kingdom) 2.63% (SOFR + 1.402%)(2)	11/07/25	535,000	561,338
JPMorgan Chase & Co.
0.97% (SOFR + 0.580%)(2)	06/23/25	6,625,000	6,655,011
1.58% (SOFR + 0.885%)(2)	04/22/27	2,465,000	2,496,626
2.07% (SOFR + 1.015%)(2)	06/01/29	1,330,000	1,356,853
2.08% (SOFR + 1.850%)(2)	04/22/26	790,000	820,028
Lloyds Banking Group PLC (United Kingdom)
1.63% (1 year Treasury Constant Maturity Rate + 0.850%)(2)	05/11/27	1,500,000	1,511,820
2.91% (3 mo. USD LIBOR + 0.810%)(2)	11/07/23	1,935,000	1,991,900
3.87% (1-year Treasury Constant Maturity Rate + 3.500%)(2)	07/09/25	1,600,000	1,734,832
Macquarie Group, Ltd. 1.34% (SOFR + 1.069%)(1),(2)	01/12/27	2,510,000	2,506,794

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
Morgan Stanley
0.79% (SOFR + 0.509%)(2)	01/22/25	$1,020,000	$1,022,017
1.51% (SOFR + 0.858%)(2)	07/20/27	4,985,000	5,027,422
1.59% (SOFR + 0.879%)(2)	05/04/27	2,470,000	2,508,137
NatWest Group PLC (United Kingdom) 4.27% (3 mo. USD LIBOR + 1.762%)(2)	03/22/25	2,365,000	2,568,958
Santander UK Group Holdings PLC (United Kingdom)
1.09% (SOFR + 0.787%)(2)	03/15/25	3,265,000	3,282,305
3.37% (3 mo. USD LIBOR + 1.080%)(2)	01/05/24	1,050,000	1,090,502
4.80% (3 mo. USD LIBOR +1.570%)(2)	11/15/24	960,000	1,048,308
Santander UK PLC (United Kingdom) 5.00%(1)	11/07/23	2,460,000	2,675,496
Wells Fargo & Co.
2.16% (3 mo. USD LIBOR + 0.750%)(2)	02/11/26	3,610,000	3,761,046
2.19% (SOFR + 2.000%)(2)	04/30/26	3,645,000	3,796,222
2.39% (SOFR + 2.100%)(2)	06/02/28	265,000	277,550
2.88% (SOFR + 1.432%)(2)	10/30/30	285,000	304,830
3.58% (3 mo. USD LIBOR + 1.310%)(2)	05/22/28	1,015,000	1,126,798

			100,449,567

Beverages—0.3%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc. 4.90%	02/01/46	2,325,000	2,986,309
Anheuser-Busch InBev Worldwide, Inc. 4.50%	06/01/50	917,000	1,140,235
Bacardi, Ltd. 2.75%(1)	07/15/26	750,000	792,570

			4,919,114

Biotechnology—0.3%
Gilead Sciences, Inc. 0.67% (3 mo. USD LIBOR + 0.520%)(2)	09/29/23	4,720,000	4,722,933

Chemicals—0.1%
International Flavors & Fragrances, Inc. 5.00%	09/26/48	1,975,000	2,642,097

Commercial Services—0.3%
IHS Markit, Ltd.
3.63%	05/01/24	1,000,000	1,068,625
4.00%(1)	03/01/26	1,015,000	1,130,477
4.75%(1)	02/15/25	750,000	840,262
4.75%	08/01/28	1,750,000	2,088,520

			5,127,884

Computers—0.1%
Apple, Inc.
2.65%	02/08/51	1,000,000	996,440
3.85%	05/04/43	275,000	330,908

			1,327,348

Diversified Financial Services—1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
3.65%	07/21/27	640,000	687,758
3.88%	01/23/28	430,000	465,531
3.95%	02/01/22	685,000	694,708
Air Lease Corp. 3.25%	03/01/25	1,300,000	1,389,622
Avolon Holdings Funding, Ltd.
2.88%(1)	02/15/25	1,550,000	1,607,273
3.95%(1)	07/01/24	405,000	433,463
5.13%(1)	10/01/23	90,000	97,322
5.25%(1)	05/15/24	115,000	126,551
GE Capital Funding LLC 4.40%	05/15/30	1,405,000	1,654,597
GE Capital International Funding Co. Unlimited Co. (Ireland) 4.42%	11/15/35	4,110,000	5,015,165
LSEGA Financing PLC (United Kingdom) 2.00%(1)	04/06/28	2,470,000	2,534,282
Park Aerospace Holdings, Ltd.
4.50%(1)	03/15/23	2,715,000	2,855,507
5.25%(1)	08/15/22	425,000	443,481
5.50%(1)	02/15/24	385,000	424,426
Raymond James Financial, Inc. 4.95%	07/15/46	460,000	604,987

			19,034,673

Electric—1.5%
Appalachian Power Co. 4.45%	06/01/45	690,000	860,353
Duke Energy Progress LLC 3.70%	10/15/46	1,325,000	1,549,866
El Paso Electric Co. 3.30%	12/15/22	2,065,000	2,125,888
Indiana Michigan Power Co. 4.55%	03/15/46	920,000	1,182,418
ITC Holdings Corp. 2.95%(1)	05/14/30	2,000,000	2,141,709
Jersey Central Power & Light Co. 2.75%(1)	03/01/32	2,575,000	2,698,265
KCP&L Greater Missouri Operations Co. 8.27%	11/15/21	1,100,000	1,123,503
Metropolitan Edison Co. 3.50%(1)	03/15/23	3,030,000	3,138,993
MidAmerican Energy Co. 5.80%	10/15/36	1,655,000	2,368,153
NextEra Energy Capital Holdings, Inc. 0.42% (3 mo. USD LIBOR + 0.270%)(2)	02/22/23	3,000,000	3,000,000
Niagara Mohawk Power Corp. 2.72%(1)	11/28/22	920,000	945,748
Puget Energy, Inc. 6.00%	09/01/21	1,820,000	1,827,708
Tucson Electric Power Co.
4.00%	06/15/50	1,500,000	1,822,710
5.15%	11/15/21	1,000,000	1,002,297

			25,787,611

Food—0.4%
Kraft Heinz Foods Co.
4.88%	10/01/49	537,000	669,403
5.00%	06/04/42	2,133,000	2,677,109
5.20%	07/15/45	775,000	984,386
Kroger Co. (The) 5.40%	01/15/49	1,320,000	1,847,928

			6,178,826

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
Gas—0.2%
CenterPoint Energy Resources Corp. 6.25%	02/01/37	$1,610,000	$2,173,044
KeySpan Gas East Corp. 5.82%(1)	04/01/41	1,551,000	2,159,519

			4,332,563

Health Care-Services—1.5%
Anthem, Inc. 3.65%	12/01/27	2,405,000	2,714,793
Centene Corp. 3.00%	10/15/30	3,888,000	4,046,086
CommonSpirit Health
2.78%	10/01/30	955,000	1,011,708
4.35%	11/01/42	600,000	719,610
Fresenius Medical Care US Finance III, Inc. 1.88%(1)	12/01/26	1,650,000	1,673,083
HCA, Inc.
2.38%	07/15/31	715,000	722,729
4.13%	06/15/29	3,946,000	4,507,792
4.50%	02/15/27	455,000	519,863
5.00%	03/15/24	620,000	686,297
5.25%	04/15/25	1,770,000	2,032,679
5.25%	06/15/49	600,000	788,174
Humana, Inc. 2.15%	02/03/32	2,055,000	2,065,891
Saint Barnabas Health Care System 4.00%	07/01/28	3,290,000	3,730,179

			25,218,884

Insurance—1.3%
Athene Global Funding 0.74% (SOFR + 0.700%)(1),(2)	05/24/24	2,465,000	2,479,297
Farmers Exchange Capital 7.20%(1)	07/15/48	1,495,000	2,194,939
Farmers Exchange Capital II 6.15% (3 mo. USD LIBOR + 3.744%)(1),(2)	11/01/53	2,065,000	2,734,544
Nationwide Mutual Insurance Co.
2.41% (3 mo. USD LIBOR + 2.290%)(1),(2)	12/15/24	4,000,000	4,004,325
New York Life Insurance Co. 3.75%(1)	05/15/50	2,430,000	2,822,725
Protective Life Global Funding 1.62%(1)	04/15/26	2,955,000	3,023,142
Teachers Insurance & Annuity Association of America
3.30%(1)	05/15/50	2,980,000	3,191,938
4.27%(1)	05/15/47	130,000	160,443
Willis North America, Inc. 4.50%	09/15/28	1,445,000	1,693,063

			22,304,416

Internet—0.1%
Tencent Holdings, Ltd.
3.68%(1)	04/22/41	825,000	883,877
3.84%(1)	04/22/51	825,000	897,072
3.98%(1)	04/11/29	740,000	828,097

			2,609,046

Media—0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
5.38%	04/01/38	1,475,000	1,846,479
5.38%	05/01/47	1,205,000	1,495,827
5.75%	04/01/48	1,028,000	1,337,106
ViacomCBS, Inc. 4.20%	05/19/32	$1,900,000	$2,222,601
Walt Disney Co. (The) 3.60%	01/13/51	1,080,000	1,247,117

			8,149,130

Miscellaneous Manufacturers—0.2%
General Electric Co.
0.64% (3 mo. USD LIBOR + 0.480%)(2)	08/15/36	3,045,000	2,631,070
6.75%	03/15/32	1,000,000	1,395,169

			4,026,239

Oil & Gas—0.5%
Exxon Mobil Corp. 4.33%	03/19/50	2,280,000	2,892,836
Petroleos Mexicanos
5.95%	01/28/31	995,000	979,329
6.63%	06/15/35	1,105,000	1,072,071
6.75%	09/21/47	2,625,000	2,350,267
6.95%	01/28/60	510,000	455,762
7.69%	01/23/50	850,000	827,262

			8,577,527

Packaging & Containers—0.3%
Amcor Finance USA, Inc. 3.63%	04/28/26	1,380,000	1,525,728
Berry Global, Inc.
1.57%(1)	01/15/26	3,645,000	3,673,321
4.88%(1)	07/15/26	580,000	612,341

			5,811,390

Pharmaceuticals—1.7%
AbbVie, Inc.
4.05%	11/21/39	555,000	660,134
4.40%	11/06/42	1,840,000	2,278,987
4.45%	05/14/46	1,035,000	1,280,554
4.50%	05/14/35	267,000	328,478
Bayer US Finance II LLC
4.25%(1)	12/15/25	845,000	945,028
4.38%(1)	12/15/28	4,540,000	5,268,236
4.63%(1)	06/25/38	500,000	607,670
4.88%(1)	06/25/48	2,430,000	3,133,054
Becton Dickinson and Co. 2.82%	05/20/30	1,000,000	1,065,880
Cigna Corp.
3.40%	03/15/51	500,000	539,900
4.13%	11/15/25	4,545,000	5,117,570
CVS Health Corp.
3.88%	07/20/25	1,477,000	1,642,664
5.05%	03/25/48	4,180,000	5,567,300

			28,435,455

Pipelines—1.2%
Enbridge Energy Partners LP 5.88%	10/15/25	333,000	394,006
Energy Transfer LP
4.95%	06/15/28	200,000	233,687
5.00%	05/15/50	550,000	645,826
5.15%	03/15/45	1,870,000	2,183,103
5.40%	10/01/47	1,763,000	2,127,130
5.95%	10/01/43	630,000	795,502
6.50%	02/01/42	1,400,000	1,845,476
Plains All American Pipeline LP / PAA Finance Corp. 4.50%	12/15/26	2,115,000	2,391,557
Rockies Express Pipeline LLC
4.95%(1)	07/15/29	2,000,000	2,065,560
6.88%(1)	04/15/40	350,000	370,300

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
Ruby Pipeline LLC 8.00%(1),(3),(4)	04/01/22	$1,353,030	$1,278,614
Southern Natural Gas Co. LLC 7.35%	02/15/31	2,380,000	3,278,230
TC PipeLines LP 4.38%	03/13/25	710,000	786,337
Texas Eastern Transmission LP 2.80%(1)	10/15/22	920,000	939,191
TransCanada PipeLines, Ltd. (Canada) 6.10%	06/01/40	375,000	523,777
Williams Partners LP 6.30%	04/15/40	650,000	898,436

			20,756,732

REIT—1.1%
American Campus Communities Operating Partnership LP
3.30%	07/15/26	1,000,000	1,084,773
4.13%	07/01/24	1,425,000	1,552,235
Boston Properties LP 3.25%	01/30/31	1,395,000	1,522,447
CyrusOne LP / CyrusOne Finance Corp. 2.15%	11/01/30	1,570,000	1,519,148
GLP Capital LP / GLP Financing II, Inc.
4.00%	01/15/30	265,000	290,254
5.30%	01/15/29	1,280,000	1,510,318
5.38%	11/01/23	1,000,000	1,090,660
5.38%	04/15/26	1,823,000	2,112,456
5.75%	06/01/28	1,600,000	1,925,344
Healthcare Trust of America Holdings LP 2.00%	03/15/31	2,350,000	2,331,629
SL Green Operating Partnership LP 3.25%	10/15/22	2,380,000	2,450,258
Ventas Realty LP 3.85%	04/01/27	690,000	778,924

			18,168,446

Retail—0.1%
Alimentation Couche-Tard, Inc. (Canada) 3.55%(1)	07/26/27	1,710,000	1,900,018

Savings & Loans—0.2%
Nationwide Building Society (United Kingdom)
3.62% (3 mo. USD LIBOR + 1.181%)(1),(2)	04/26/23	800,000	818,614
3.77% (3 mo. USD LIBOR + 1.064%)(1),(2)	03/08/24	2,670,000	2,799,438
4.36% (3 mo. USD LIBOR + 1.392%)(1),(2)	08/01/24	400,000	428,663

			4,046,715

Semiconductors—0.1%
Intel Corp.
4.10%	05/19/46	1,000,000	1,207,610
4.75%	03/25/50	755,000	1,012,735

			2,220,345

Software—0.3%
Oracle Corp.
3.60%	04/01/50	2,000,000	2,094,889
3.95%	03/25/51	2,425,000	2,699,292

			4,794,181

Telecommunications—2.8%
AT&T, Inc.
2.55%(1)	12/01/33	4,625,000	4,666,304
3.80%(1)	12/01/57	5,286,000	5,628,427
4.75%	05/15/46	1,130,000	1,391,757
4.85%	03/01/39	1,554,000	1,910,379
5.25%	03/01/37	2,155,000	2,743,380
Level 3 Financing, Inc.
3.40%(1)	03/01/27	575,000	612,720
3.88%(1)	11/15/29	2,255,000	2,435,389
Qwest Corp. 7.25%	09/15/25	920,000	1,092,500
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%(1)	03/20/23	171,250	172,063
4.74%(1)	03/20/25	5,934,375	6,363,044
5.15%(1)	09/20/29	2,505,000	2,892,298
T-Mobile USA, Inc.
2.55%	02/15/31	977,000	1,002,842
3.75%	04/15/27	1,675,000	1,868,362
3.88%	04/15/30	3,735,000	4,229,962
4.38%	04/15/40	1,990,000	2,361,025
Verizon Communications, Inc.
2.10%	03/22/28	815,000	839,320
2.55%	03/21/31	3,320,000	3,453,231
Vodafone Group PLC (United Kingdom)
4.88%	06/19/49	1,897,000	2,424,172
5.25%	05/30/48	1,390,000	1,856,037

			47,943,212

Water—0.2%
American Water Capital Corp. 3.45%	05/01/50	2,385,000	2,663,544

Total Corporate Bonds (Cost: $380,103,796)			408,061,756

MUNICIPAL BONDS—0.6%
City of New York NY, General Obligation Unlimited
1.82%	08/01/30	1,325,000	1,336,540
3.00%	08/01/34	380,000	411,919
Los Angeles Unified School District/CA, General Obligation 5.76%	07/01/29	2,500,000	3,150,557
Metropolitan Transportation Authority, Revenue Bond 5.18%	11/15/49	335,000	453,054
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bond
2.00%	08/01/35	1,000,000	975,005
2.40%	11/01/32	585,000	606,771
Regents of the University of California Medical Center Pooled, Revenue Bond 3.26%	05/15/60	3,115,000	3,441,872

Total Municipal Bonds (Cost: $9,631,699)			10,375,718

ASSET-BACKED SECURITIES—4.6%
321 Henderson Receivables I LLC (13-3A-A) 4.08%(1)	01/17/73	1,263,915	1,442,330
321 Henderson Receivables I LLC (14-2A-A) 3.61%(1)	01/17/73	1,521,777	1,710,578
AGL CLO, Ltd. (20-7A-BR) 1.83% (3 mo. USD LIBOR + 1.700%)(1),(2)	07/15/34	4,385,000	4,388,078
AMMC CLO XIII, Ltd. (13-13A-A1R2) 1.18% (3 mo. USD LIBOR + 1.050%)(1),(2)	07/24/29	4,500,000	4,503,375
Babson CLO, Ltd. (16-2A-AR) 1.21% (3 mo. USD LIBOR + 1.080%)(1),(2)	07/20/28	2,385,853	2,387,258

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
BDS, Ltd. (19-FL4-A) 1.19% (1 mo. USD LIBOR + 1.100%)(1),(2)	08/15/36	$5,645,000	$5,652,282
Brazos Education Loan Authority, Inc. (12-1-A1) 0.79% (1 mo. USD LIBOR + 0.700%)(2)	12/26/35	598,158	594,609
Brazos Higher Education Authority, Inc. (10-1-A2) 1.35% (3 mo. USD LIBOR + 1.200%)(2)	02/25/35	675,000	691,343
Brazos Higher Education Authority, Inc. (11-1-A3) 1.20% (3 mo. USD LIBOR + 1.050%)(2)	11/25/33	1,695,000	1,725,425
Dryden XXVI Senior Loan Fund (13-26A-AR) 1.03% (3 mo. USD LIBOR + 0.900%)(1),(2)	04/15/29	2,164,514	2,162,674
Educational Funding of the South, Inc. (11-1-A2) 0.78% (3 mo. USD LIBOR + 0.650%)(2)	04/25/35	769,555	768,373
Educational Services of America, Inc. (12-2-A) 0.82% (1 mo. USD LIBOR + 0.730%)(1),(2)	04/25/39	384,728	387,442
Global SC Finance SRL (14-1A-A2) 3.09%(1)	07/17/29	925,500	934,438
GoldenTree Loan Opportunities IX, Ltd. (14-9A-AR2) 1.24% (3 mo. USD LIBOR + 1.110%)(1),(2)	10/29/29	3,100,000	3,105,459
Higher Education Funding I (14-1-A) 1.20% (3 mo. USD LIBOR + 1.050%)(1),(2)	05/25/34	1,677,488	1,685,180
Navient Student Loan Trust (14-3-A) 0.71% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	3,099,783	3,093,682
Navient Student Loan Trust (14-4-A) 0.71% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	1,580,000	1,576,455
Nelnet Student Loan Trust (14-4A-A2) 1.04% (1 mo. USD LIBOR + 0.950%)(1),(2)	11/25/48	2,965,000	3,023,862
OCP CLO, Ltd. (20-19A-A1) 1.88% (3 mo. USD LIBOR + 1.750%)(1),(2)	07/20/31	3,600,000	3,601,800
Octagon Investment Partners XIV, Ltd. (12-1A-AARR) 1.08% (3 mo. USD LIBOR + 0.950%)(1),(2)	07/15/29	4,100,000	4,096,269
PHEAA Student Loan Trust (15-1A-A) 0.69% (1 mo. USD LIBOR + 0.600%)(1),(2)	10/25/41	1,294,955	1,288,203
Skyline Trust (2020-1 A) 3.23%(3)	07/03/38	4,886,543	4,967,660
SLM Student Loan Trust (03-7A-A5A) 1.32% (3 mo. USD LIBOR + 1.200%)(1),(2)	12/15/33	2,263,616	2,270,533
SLM Student Loan Trust (08-2-B) 1.33% (3 mo. USD LIBOR + 1.200%)(2)	01/25/83	710,000	675,684
SLM Student Loan Trust (08-3-B) 1.33% (3 mo. USD LIBOR + 1.200%)(2)	04/26/83	710,000	666,607
SLM Student Loan Trust (08-4-A4) 1.78% (3 mo. USD LIBOR + 1.650%)(2)	07/25/22	3,844,297	3,917,959
SLM Student Loan Trust (08-4-B) 1.98% (3 mo. USD LIBOR + 1.850%)(2)	04/25/73	710,000	713,938
SLM Student Loan Trust (08-5-B) 1.98% (3 mo. USD LIBOR + 1.850%)(2)	07/25/73	710,000	703,132
SLM Student Loan Trust (08-6-A4) 1.23% (3 mo. USD LIBOR + 1.100%)(2)	07/25/23	3,192,083	3,195,230
SLM Student Loan Trust (08-6-B) 1.98% (3 mo. USD LIBOR + 1.850%)(2)	07/26/83	710,000	699,813
SLM Student Loan Trust (08-7-B) 1.98% (3 mo. USD LIBOR + 1.850%)(2)	07/26/83	710,000	713,105
SLM Student Loan Trust (08-8-B) 2.38% (3 mo. USD LIBOR + 2.250%)(2)	10/25/75	710,000	717,873
SLM Student Loan Trust (08-9-A) 1.63% (3 mo. USD LIBOR + 1.500%)(2)	04/25/23	1,147,409	1,155,430
SLM Student Loan Trust (08-9-B) 2.38% (3 mo. USD LIBOR + 2.250%)(2)	10/25/83	710,000	717,400
SLM Student Loan Trust (11-2-A2) 1.29% (1 mo. USD LIBOR + 1.200%)(2)	10/25/34	2,000,000	2,033,106
SLM Student Loan Trust (12-7-A3) 0.74% (1 mo. USD LIBOR + 0.650%)(2)	05/26/26	1,731,874	1,699,580
Tricon American Homes Trust (17-SFR1-A) 2.72%(1)	09/17/34	4,802,670	4,816,745

Total Asset-backed Securities (Cost: $77,582,342)			78,482,910

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.5%
Fannie Mae, Pool #AN0245 3.42%	11/01/35	1,980,096	2,265,687
Fannie Mae, Pool #BL6060 2.46%	04/01/40	1,840,000	1,962,732
Freddie Mac Multifamily Structured Pass-Through Certificates (K155-A3) 3.75%	04/25/33	4,045,000	4,894,310

Total Commercial Mortgage-Backed Securities—Agency (Cost: $7,985,441)			9,122,729

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—1.7%
BAMLL Commercial Mortgage Securities Trust (18-PARK-A) 4.09%(1),(5)	08/10/38	1,930,000	2,233,266
BX Trust (19-OC11-A) 3.20%(1)	12/09/41	585,000	642,109
CALI Mortgage Trust (19-101C-A) 3.96%(1)	03/10/39	1,285,000	1,483,705
Citigroup Commercial Mortgage Trust (20-WSS-A) 2.04% (1 mo. USD LIBOR + 1.950%)(1),(2)	02/15/39	3,905,573	4,062,638

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
COMM 2015-CCRE27 Mortgage Trust (15-CR27-A3) 3.35%	10/10/48	$4,795,904	$5,148,464
CPT Mortgage Trust (19-CPT-A) 2.87%(1)	11/13/39	1,105,000	1,193,249
DC Office Trust (19-MTC-A) 2.97%(1)	09/15/45	1,180,000	1,280,041
Hudson Yards Mortgage Trust (19-30HY-A) 3.23%(1)	07/10/39	2,185,000	2,414,674
Hudson Yards Mortgage Trust (19-55HY-A) 2.94%(1),(5)	12/10/41	1,180,000	1,288,539
JPMorgan Chase Commercial Mortgage Securities Trust (19-OSB-A) 3.40%(1)	06/05/39	1,160,000	1,296,413
Manhattan West Mortgage Trust (20-1MW-A) 2.13%(1)	09/10/39	1,720,000	1,782,321
MKT Mortgage Trust (20-525M-A) 2.69%(1)	02/12/40	1,540,000	1,636,887
Natixis Commercial Mortgage Securities Trust (20-2PAC-A) 2.97%(1)	12/15/38	1,215,000	1,277,264
One Bryant Park Trust (19-OBP-A) 2.52%(1)	09/15/54	1,495,000	1,577,194
SFAVE Commercial Mortgage Securities Trust (15-5AVE-A1) 3.87%(1),(5)	01/05/43	1,710,000	1,797,003
SFAVE Commercial Mortgage Securities Trust (15-5AVE-A2B) 4.14%(1),(5)	01/05/43	70,000	78,176

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $27,860,770)			29,191,943

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—31.7%
Fannie Mae, Pool #BN7755 3.00%	09/01/49	3,993,666	4,266,912
Fannie Mae, Pool #FM2318 3.50%	09/01/49	426,359	461,551
Fannie Mae, Pool #MA4152 2.00%	10/01/40	6,711,686	6,903,860
Fannie Mae, Pool #MA4387 2.00%	07/01/41	3,388,350	3,488,779
Fannie Mae (19-79-FA) 0.59% (1 mo. USD LIBOR + 0.500%)(2)	01/25/50	2,292,678	2,311,537
Fannie Mae (01-14-SH) (I/F) 27.51% (-1 mo. USD LIBOR + 27.825%)(2)	03/25/30	76,442	123,461
Fannie Mae (01-34-FV) 0.59% (1 mo. USD LIBOR + 0.500%)(2)	08/25/31	104,097	104,676
Fannie Mae (04-W10-A6) (PAC) 5.75%	08/25/34	1,033,622	1,147,386
Fannie Mae (07-89-GF) 0.61% (1 mo. USD LIBOR + 0.520%)(2)	09/25/37	422,022	427,290
Fannie Mae (08-30-SA) (I/O) (I/F) 6.76% (-1 mo. USD LIBOR + 6.850%)(2)	04/25/38	74,733	17,845
Fannie Mae (08-62-SN) (I/O) (I/F) 6.11% (-1 mo. USD LIBOR + 6.200%)(2)	07/25/38	63,943	10,398
Fannie Mae (09-64-TB) 4.00%	08/25/29	892,842	956,789
Fannie Mae (09-68-SA) (I/O) (I/F) 6.66% (-1 mo. USD LIBOR + 6.750%)(2)	09/25/39	57,551	12,602
Fannie Mae (10-26-AS) (I/O) (I/F) 6.24% (-1 mo. USD LIBOR + 6.330%)(2)	03/25/40	787,406	126,913
Fannie Mae (11-111-DB) 4.00%	11/25/41	1,889,816	2,078,406
Fannie Mae (18-38-LA) 3.00%	06/25/48	1,555,640	1,627,143
Fannie Mae (18-43-CT) 3.00%	06/25/48	1,168,447	1,225,700
Fannie Mae, Pool #254634 5.50%	02/01/23	2,170	2,419
Fannie Mae, Pool #596686 6.50%	11/01/31	9,906	11,221
Fannie Mae, Pool #727575 5.00%	06/01/33	27,008	29,603
Fannie Mae, Pool #748751 5.50%	10/01/33	37,315	39,260
Fannie Mae, Pool #AB2127 3.50%	01/01/26	390,643	417,726
Fannie Mae, Pool #AL0209 4.50%	05/01/41	432,479	487,435
Fannie Mae, Pool #AL0851 6.00%	10/01/40	408,605	485,853
Fannie Mae, Pool #AS9830 4.00%	06/01/47	990,505	1,063,882
Fannie Mae, Pool #CA1710 4.50%	05/01/48	2,419,318	2,614,082
Fannie Mae, Pool #CA1711 4.50%	05/01/48	1,687,944	1,827,664
Fannie Mae, Pool #CA2208 4.50%	08/01/48	1,547,347	1,672,021
Fannie Mae, Pool #CA2327 4.00%	09/01/48	670,768	738,504
Fannie Mae, Pool #FM2870 3.00%	03/01/50	2,609,197	2,788,738
Fannie Mae, Pool #MA1146 4.00%	08/01/42	963,803	1,062,459
Fannie Mae, Pool #MA1561 3.00%	09/01/33	1,779,978	1,902,257
Fannie Mae, Pool #MA1584 3.50%	09/01/33	2,653,231	2,865,328
Fannie Mae, Pool #MA3182 3.50%	11/01/47	513,413	547,396
Fannie Mae, Pool #MA4093 2.00%	08/01/40	5,602,215	5,767,386
Freddie Mac, Pool #SD0231 3.00%	01/01/50	5,963,256	6,373,591
Freddie Mac, Pool #ZM1779 3.00%	09/01/46	1,709,938	1,807,173
Freddie Mac (2439-KZ) 6.50%	04/15/32	83,914	98,150
Freddie Mac (2575-FD) (PAC) 0.54% (1 mo. USD LIBOR + 0.450%)(2)	02/15/33	208,346	210,629
Freddie Mac (2662-MT) (TAC) 4.50%	08/15/33	100,573	109,331
Freddie Mac (3315-S) (I/O) (I/F) 6.32% (-1 mo. USD LIBOR + 6.410%)(2)	05/15/37	14,139	1,996
Freddie Mac (3339-JS) (I/F) 42.23% (-1 mo. USD LIBOR + 42.835%)(2)	07/15/37	309,164	671,145
Freddie Mac (3351-ZC) 5.50%	07/15/37	210,899	246,010

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
Freddie Mac (3380-SM) (I/O) (I/F) 6.32% (-1 mo. USD LIBOR + 6.410%)(2)	10/15/37	$334,155	$68,566
Freddie Mac (3382-FL) 0.79% (1 mo. USD LIBOR + 0.700%)(2)	11/15/37	87,641	87,183
Freddie Mac (3439-SC) (I/O) (I/F) 5.81% (-1 mo. USD LIBOR + 5.900%)(2)	04/15/38	1,305,006	207,988
Freddie Mac (3578-DI) (I/O) (I/F) 6.56% (-1 mo. USD LIBOR + 6.650%)(2)	04/15/36	489,775	89,396
Freddie Mac (4818-CA) 3.00%	04/15/48	802,029	838,996
Freddie Mac, Pool #A97179 4.50%	03/01/41	1,332,789	1,508,822
Freddie Mac, Pool #C90526 5.50%	02/01/22	341	342
Freddie Mac, Pool #G06360 4.00%	03/01/41	1,633,963	1,836,861
Freddie Mac, Pool #G06498 4.00%	04/01/41	1,136,692	1,267,623
Freddie Mac, Pool #G06499 4.00%	03/01/41	766,200	845,785
Freddie Mac, Pool #G07849 3.50%	05/01/44	920,867	1,007,248
Freddie Mac, Pool #G07924 3.50%	01/01/45	1,449,640	1,582,450
Freddie Mac, Pool #G08710 3.00%	06/01/46	1,833,273	1,938,268
Freddie Mac, Pool #G08711 3.50%	06/01/46	3,200,861	3,422,301
Freddie Mac, Pool #G08715 3.00%	08/01/46	3,489,084	3,688,911
Freddie Mac, Pool #G08716 3.50%	08/01/46	2,183,013	2,334,037
Freddie Mac, Pool #G08721 3.00%	09/01/46	2,839,301	3,001,914
Freddie Mac, Pool #G08722 3.50%	09/01/46	865,135	924,986
Freddie Mac, Pool #G08726 3.00%	10/01/46	2,722,194	2,878,101
Freddie Mac, Pool #G08732 3.00%	11/01/46	2,722,284	2,878,195
Freddie Mac, Pool #G08792 3.50%	12/01/47	2,365,178	2,516,665
Freddie Mac, Pool #G08816 3.50%	06/01/48	455,405	483,145
Freddie Mac, Pool #G08826 5.00%	06/01/48	539,442	589,368
Freddie Mac, Pool #G08843 4.50%	10/01/48	1,935,698	2,088,234
Freddie Mac, Pool #G16584 3.50%	08/01/33	1,968,958	2,103,631
Freddie Mac, Pool #G18592 3.00%	03/01/31	990,782	1,047,610
Freddie Mac, Pool #G18670 3.00%	12/01/32	651,360	687,558
Freddie Mac, Pool #G18713 3.50%	11/01/33	1,300,755	1,389,729
Freddie Mac, Pool #G60038 3.50%	01/01/44	1,324,548	1,434,257
Freddie Mac, Pool #G60344 4.00%	12/01/45	718,817	795,744
Freddie Mac, Pool #G67700 3.50%	08/01/46	1,113,588	1,213,523
Freddie Mac, Pool #G67703 3.50%	04/01/47	6,705,082	7,300,517
Freddie Mac, Pool #G67706 3.50%	12/01/47	4,353,243	4,737,105
Freddie Mac, Pool #G67707 3.50%	01/01/48	8,615,231	9,527,896
Freddie Mac, Pool #G67708 3.50%	03/01/48	7,894,323	8,604,771
Freddie Mac, Pool #G67710 3.50%	03/01/48	6,383,231	6,879,144
Freddie Mac, Pool #G67711 4.00%	03/01/48	2,359,959	2,595,533
Freddie Mac, Pool #G67718 4.00%	01/01/49	2,337,280	2,550,944
Freddie Mac, Pool #Q05261 3.50%	12/01/41	1,410,431	1,554,340
Freddie Mac, Pool #Q20178 3.50%	07/01/43	2,661,505	2,967,476
Freddie Mac, Pool #SD7513 3.50%	04/01/50	790,328	860,603
Freddie Mac, Pool #ZT1703 4.00%	01/01/49	1,591,340	1,736,513
Ginnie Mae (08-27-SI) (I/O) (I/F) 6.39% (-1 mo. USD LIBOR + 6.470%)(2)	03/20/38	204,237	45,771
Ginnie Mae (08-81-S) (I/O) (I/F) 6.12% (-1 mo. USD LIBOR + 6.200%)(2)	09/20/38	806,051	171,163
Ginnie Mae (10-1-S) (I/O) (I/F) 5.67% (-1 mo. USD LIBOR + 5.750%)(2)	01/20/40	1,208,888	125,657
Ginnie Mae (18-124-NW) 3.50%	09/20/48	1,282,977	1,379,016
Ginnie Mae, Pool #608259 4.50%	08/15/33	27,677	31,021
Ginnie Mae, Pool #782114 5.00%	09/15/36	80,707	93,054
Ginnie Mae, Pool #MA3662 3.00%	05/20/46	628,701	663,513
Ginnie Mae, Pool #MA4127 3.50%	12/20/46	1,998,228	2,125,831
Ginnie Mae II, Pool #MA6030 3.50%	07/20/49	214,762	221,500
Ginnie Mae II, Pool #MA3521 3.50%	03/20/46	1,479,090	1,571,021
Ginnie Mae II, Pool #MA3597 3.50%	04/20/46	1,433,315	1,522,401
Ginnie Mae II, Pool #MA3663 3.50%	05/20/46	1,427,693	1,516,431
Ginnie Mae II, Pool #MA4126 3.00%	12/20/46	3,749,360	3,956,971
Ginnie Mae II, Pool #MA4196 3.50%	01/20/47	1,197,910	1,271,991
Ginnie Mae II, Pool #MA4454 5.00%	05/20/47	503,548	551,507
Ginnie Mae II, Pool #MA4510 3.50%	06/20/47	602,713	638,667
Ginnie Mae II, Pool #MA4589 5.00%	07/20/47	1,287,355	1,411,152
Ginnie Mae II, Pool #MA4722 5.00%	09/20/47	431,201	472,667
Ginnie Mae II, Pool #MA4777 3.00%	10/20/47	469,282	494,926
Ginnie Mae II, Pool #MA4836 3.00%	11/20/47	1,841,213	1,944,894

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
Ginnie Mae II, Pool #MA4837 3.50%	11/20/47	$3,994,834	$4,232,558
Ginnie Mae II, Pool #MA4838 4.00%	11/20/47	1,179,568	1,262,536
Ginnie Mae II, Pool #MA4901 4.00%	12/20/47	2,006,467	2,143,819
Ginnie Mae II, Pool #MA5078 4.00%	03/20/48	1,505,584	1,605,528
Ginnie Mae II, Pool #MA5399 4.50%	08/20/48	3,089,264	3,305,266
Ginnie Mae II, Pool #MA5466 4.00%	09/20/48	99,569	105,810
Ginnie Mae II, Pool #MA5467 4.50%	09/20/48	189,388	202,656
Ginnie Mae II, Pool #MA6209 3.00%	10/20/49	1,198,087	1,233,343
Ginnie Mae II TBA, 30 Year
2.00%(6)	10/31/50	15,625,000	15,977,173
2.50%(6)	12/01/50	21,950,000	22,777,984
Uniform Mortgage-Backed Securities TBA, 15 Year
1.50%(6)	03/02/36	20,150,000	20,516,925
2.00%(6)	03/02/36	27,650,000	28,663,338
Uniform Mortgage-Backed Securities TBA, 30 Year
2.00%(6)	01/31/51	138,900,000	141,379,580
2.50%(6)	01/31/51	122,575,000	127,407,740

Total Residential Mortgage-Backed Securities—Agency (Cost: $532,650,751)			544,228,196

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—3.1%
Aames Mortgage Investment Trust (06-1-A4) 0.65% (1 mo. USD LIBOR + 0.560%)(2)	04/25/36	2,132,712	2,122,923
Aegis Asset Backed Securities Trust (05-5-2A) 0.59% (1 mo. USD LIBOR + 0.500%)(2)	12/25/35	446,137	446,620
Ajax Mortgage Loan Trust (19-F-A1) 2.86%(1)	07/25/59	3,210,741	3,250,600
Centex Home Equity (02-C-AF6) 4.50%(5)	09/25/32	1	1
CIM Trust (17-7-A) 3.00%(1),(5)	04/25/57	2,462,338	2,503,771
Citigroup Mortgage Loan Trust, Inc. (05-5-2A2) 5.75%(7)	08/25/35	250,108	203,731
Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA) 5.75%	04/22/33	6,693	6,997
CSMC Series, Ltd. (10-3R-2A3) 4.22%(1),(5)	12/26/36	1,203,051	1,216,949
CSMC Series, Ltd. (15-5R-1A1) 1.04%(1),(5)	09/27/46	1,175,291	1,177,734
CSMC Trust (14-7R-8A1) 2.99%(1),(5)	07/27/37	474,838	474,810
CSMC Trust (18-RPL9-A) 3.85%(1),(5)	09/25/57	3,409,167	3,578,490
GS Mortgage-Backed Securities Trust (18-RPL1-A1A) 3.75%(1)	10/25/57	3,396,424	3,488,477
GSAA Home Equity Trust (05-11-2A2) 0.73% (1 mo. USD LIBOR + 0.640%)(2)	10/25/35	1,335,887	1,328,617
Indymac Index Mortgage Loan Trust (05-AR6-2A1) 0.57% (1 mo. USD LIBOR + 0.480%)(2)	04/25/35	598,958	553,183
Mid-State Trust (04-1-B) 8.90%	08/15/37	618,868	697,355
Morgan Stanley Capital, Inc. (04-WMC2-M1) 1.00% (1 mo. USD LIBOR + 0.915%)(2)	07/25/34	781,536	755,114
Morgan Stanley Mortgage Loan Trust (04-3-4A) 5.65%(5)	04/25/34	115,749	123,652
New Century Home Equity Loan Trust (05-D-A1) 0.53% (1 mo. USD LIBOR + 0.44%)(2)	02/25/36	2,752,245	2,740,337
Option One Mortgage Loan Trust (05-2-M1) 0.75% (1 mo. USD LIBOR + 0.660%)(2)	05/25/35	1,677,044	1,677,440
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (05-WCW2-M3) 0.91% (1 mo. USD LIBOR + 0.825%)(2)	07/25/35	10,000,000	9,972,535
RASC Series Trust (06-KS7-A4) 0.33% (1 mo. USD LIBOR + 0.240%)(2)	09/25/36	1,109,098	1,107,097
Structured Asset Investment Loan Trust (04-6-A3) 0.89% (1 mo. USD LIBOR + 0.800%)(2)	07/25/34	2,553,328	2,387,048
Structured Asset Securities Corp. (03-34A-5A4) 2.45%(5)	11/25/33	221,446	223,997
WaMu Mortgage Pass-Through Certificates (05-AR15-A1A1) 0.61% (1 mo. USD LIBOR + 0.52%)(2)	11/25/45	5,332,211	5,183,108
WaMu Mortgage Pass-Through Certificates (05-AR3-A2) 2.71%(5)	03/25/35	722,920	752,931
Wells Fargo Alternative Loan Trust (07-PA3-2A1) 6.00%(7)	07/25/37	60,243	60,478
Wells Fargo Home Equity Asset-Backed Securities Trust (05-3-M6) 1.09% (1 mo. USD LIBOR + 1.005%)(2)	11/25/35	4,087,681	4,084,430
Wells Fargo Home Equity Trust (04-2-A33) 1.09% (1 mo. USD LIBOR + 1.000%)(2)	10/25/34	2,864,330	2,843,857

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $51,696,035)			52,962,282

U.S. TREASURY SECURITIES—41.2%
U.S. Treasury Bond
1.88%	02/15/41	19,424,000	19,657,695
2.38%	05/15/51	97,680,000	108,203,496
U.S. Treasury Note
0.13%	04/30/23	13,950,000	13,942,371
0.13%	05/31/23	161,620,000	161,506,362
0.13%	06/30/23	72,820,000	72,760,265
0.13%	07/31/23	88,590,000	88,477,531
0.63%	07/31/26	56,615,000	56,418,175
0.75%	05/31/26	67,436,000	67,680,982
0.88%	06/30/26	66,525,000	67,140,686
1.63%	05/15/31	17,790,000	18,444,616
1.75%	11/30/21	32,500,000	32,680,908

Total U.S. Treasury Securities (Cost: $698,060,485)			706,913,087

Total Fixed Income Securities (Cost: $1,785,571,319)			1,839,338,621

PURCHASED OPTIONS(8) (0.0%) (Cost: $463,013)			422,077

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues		Shares	Value
MONEY MARKET INVESTMENTS—9.4%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(9)		160,355,972	$160,355,972

Total Money Market Investments (Cost: $160,355,972)			160,355,972

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—11.2%
DISCOUNT NOTE—2.2% (Cost: $36,997,755)
Federal Home Loan Bank Discount Note 0.00%(10)	08/18/21	$37,000,000	36,999,671

U.S. TREASURY SECURITIES—9.0%
U.S. Treasury Bill
0.05%(10)	01/06/22	20,000,000	19,995,639
0.02%(10)	08/12/21	135,000,000	134,998,873
Total U.S. Treasury Securities (Cost: $154,993,835)			154,994,512

Total Short Term Investments (Cost: $191,991,590)			191,994,183

Total Investments (127.8%) (Cost: $2,138,381,894)			2,192,110,853

Liabilities In Excess Of Other Assets (-27.8%)			(476,278,208)

Net Assets (100.0%)			$1,715,832,645

FUTURES CONTRACTS
Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
12	U.S. Ultra Long Bond Futures	09/21/21	$2,212,518	$2,394,375	$181,857

Short Futures
138	2-Year U.S. Treasury Note Futures	09/30/21	$(30,458,916)	$(30,450,563)	$8,353

PURCHASED SWAPTIONS—OTC
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Put
3-Year 30-Year Interest Rate Swap	Citibank N.A.	2.75%	1/19/24	6,580,000	$6,580,000	$192,577	$194,110	$(1,533)

PURCHASED OPTIONS—EXCHANGE TRADED
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Put
Eurodollar Futures	99	12/10/21	1,275,000	$1,275,000	$229,500	$268,903	$(39,403)

WRITTEN OPTIONS—EXCHANGE TRADED
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Put
Eurodollar Futures	98.75	12/10/21	(2,550,000)	$(2,550,000)	$(140,250)	(188,945)	$48,695

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

CENTRALLY CLEARED—INTEREST RATE SWAP AGREEMENTS
Notional Amount	Expiration Date	Payment Frequency	Payment Made by Fund	Payment Received by Fund	Unrealized Appreciation	Premium Paid	Value
$38,150,000(11)	07/24/25	Quarterly	3-Month USD LIBOR	1.026%	$(6,611)	$—	$(6,611)
28,215,000(11)	07/24/25	Quarterly	3-Month USD LIBOR	1.034%	(426)	—	(426)
19,075,000(11)	07/24/25	Quarterly	3-Month USD LIBOR	1.073%	14,423	—	14,423
2,355,000(11)	07/24/53	Quarterly	1.785%	3-Month USD LIBOR	5,094	—	5,094
1,595,000(11)	07/24/53	Quarterly	1.807%	3-Month USD LIBOR	(5,224)	—	(5,224)
3,190,000(11)	07/24/53	Quarterly	1.772%	3-Month USD LIBOR	16,538	—	16,538

					$23,794	$—	$23,794

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
TAC	Target Amortization Class.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2021, the value of these securities amounted to $197,886,027 or 11.5% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2021.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(4)	Restricted security (Note 3).
(5)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(7)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(8)	See options table for description of purchased options.
(9)	Rate disclosed is the 7-day net yield as of July 31, 2021.
(10)	Rate shown represents yield-to-maturity.
(11)	This instrument has a forward starting effective date. See Note 2, Significant Accounting Policies in the Notes to Financial Statements for further information.

TCW Core Fixed Income Fund

Investments by Sector (Unaudited)	July 31, 2021

Sector	Percentage of Net Assets
U.S. Treasury Securities	50.2%
Residential Mortgage-Backed Securities—Agency	31.7
Corporate Bonds	23.8
Money Market Investments	9.4
Asset-Backed Securities	4.6
Residential Mortgage-Backed Securities—Non-Agency	3.1
Short Term Investments	2.2
Commercial Mortgage-Backed Securities—Non-Agency	1.7
Municipal Bonds	0.6
Commercial Mortgage-Backed Securities—Agency	0.5
Other*	(27.8)

Total	100.0%

*	Includes capstock, futures, options, swap agreements, pending trades, interest receivable and accrued expenses payable.

TCW Core Fixed Income Fund

Fair Valuation Summary (Unaudited)	July 31, 2021

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$406,783,142	$1,278,614	$408,061,756
Municipal Bonds	—	10,375,718	—	10,375,718
Asset-Backed Securities	—	73,515,250	4,967,660	78,482,910
Commercial Mortgage-Backed Securities —Agency	—	9,122,729	—	9,122,729
Commercial Mortgage-Backed Securities —Non-Agency	—	29,191,943	—	29,191,943
Residential Mortgage-Backed Securities —Agency	—	544,228,196	—	544,228,196
Residential Mortgage-Backed Securities —Non-Agency	—	52,962,282	—	52,962,282
U.S. Treasury Securities	706,913,087	—	—	706,913,087

Total Fixed Income Securities	706,913,087	1,126,179,260	6,246,274	1,839,338,621

Purchased Options	229,500	192,577	—	422,077
Money Market Investments	160,355,972	—	—	160,355,972

Short Term Investments	154,994,512	36,999,671		191,994,183
Total Investments	$1,022,493,071	$1,163,371,508	$6,246,274	$2,192,110,853

Asset Derivatives
Futures Contracts
Interest Rate Risk	190,210	—	—	190,210
Swap Agreements
Interest Rate Risk	—	36,055	—	36,055

Total	$1,022,683,281	$1,163,407,563	$6,246,274	$2,192,337,118

Liability Derivatives
Written Options
Interest Rate Risk	$(140,250)	$—	$—	$(140,250)
Swap Agreements
Interest Rate Risk	—	(12,261)	—	(12,261)

Total	$(140,250)	$(12,261)	$—	$(152,511)

*	See Schedule of Investments for corresponding industries.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—95.2% of Net Assets
Angola—3.6%
Angolan Government International Bond
8.25%(1)	05/09/28	$122,199,000	$128,845,403
9.13%(1)	11/26/49	85,180,000	87,902,353
9.38%(1)	05/08/48	65,055,000	68,404,292

Total Angola (Cost: $260,424,845)			285,152,048

Argentina—1.1%
Argentine Republic Government International Bond
0.50%	07/09/30	54,243,034	19,852,950
1.00%	07/09/29	10,729,397	4,130,818
1.13%	07/09/35	157,680,077	51,403,705
2.50%	07/09/41	38,500,000	14,458,675

Total Argentina (Cost: $121,936,565)			89,846,148

Bahrain—2.7%
Bahrain Government International Bond
5.25%(1)	01/25/33	89,555,000	86,241,465
5.45%(2)	09/16/32	12,800,000	12,566,592
5.63%(1)	09/30/31	18,618,000	18,648,953
6.00%(2)	09/19/44	52,390,000	49,260,745
7.50%(2)	09/20/47	42,247,000	44,919,545

Total Bahrain (Cost: $217,131,213)			211,637,300

Brazil—4.4%
Banco do Brasil S.A. 6.25% (U.S. 10-year Treasury Constant Maturity Rate + 4.398%)(2),(3),(4)	04/15/24	12,442,000	12,584,212
Brazilian Government International Bond
3.75%	09/12/31	55,925,000	55,337,787
3.88%	06/12/30	70,657,000	71,467,436
CSN Resources S.A. 4.63%(1)	06/10/31	44,785,000	46,464,437
JBS Finance Luxembourg Sarl 3.63%(1)	01/15/32	28,205,000	28,430,640
Light Servicos de Eletricidade S.A. / Light Energia S.A. 4.38%(1)	06/18/26	19,050,000	19,337,655
MC Brazil Downstream Trading Sarl 7.25%(1)	06/30/31	29,410,000	30,687,865
MV24 Capital B.V. 6.75%(1)	06/01/34	18,653,923	20,356,094
Petrobras Global Finance B.V. 5.50%	06/10/51	60,070,000	59,319,125

Total Brazil (Cost: $342,492,246)			343,985,251

Chile—4.4%
AES Andes S.A. 7.13% (USD 5-year Swap rate + 4.644%)(1),(3)	03/26/79	41,281,000	43,664,771
Chile Government International Bond
2.45%	01/31/31	80,126,000	82,077,870
2.55%	01/27/32	91,035,000	93,458,579
2.55%	07/27/33	33,710,000	34,452,294
3.10%	05/07/41	38,910,000	39,457,853
Interchile S.A.
4.50%(1)	06/30/56	34,835,000	37,294,351
VTR Comunicaciones SpA
4.38%(1)	04/15/29	19,400,000	19,401,940

Total Chile (Cost: $346,179,662)			349,807,658

China—2.5%
China Evergrande Group 8.25%(2)	03/23/22	29,021,000	15,888,998
Easy Tactic, Ltd. 8.13%(2)	02/27/23	39,540,000	29,679,712
ENN Clean Energy International Investment, Ltd. 3.38%(1)	05/12/26	9,255,000	9,423,808
Fantasia Holdings Group Co., Ltd. 10.88%(2)	01/09/23	29,300,000	23,481,020
Kaisa Group Holdings Ltd. 9.75%(2)	09/28/23	27,070,000	22,321,922
Kaisa Group Holdings, Ltd. 10.88%(2)	07/23/23	19,330,000	16,465,294
New Metro Global, Ltd. 6.80%(2)	08/05/23	5,656,000	5,765,345
Ronshine China Holdings Ltd. 7.35%(2)	12/15/23	27,100,000	24,288,870
Studio City Finance, Ltd. 5.00%(1)	01/15/29	17,800,000	17,577,500
Sunac China Holdings, Ltd. 6.50%(2)	07/09/23	22,100,000	21,395,562
Yuzhou Group Holdings Co., Ltd. 6.00%(2)	10/25/23	9,475,000	7,508,723

Total China (Cost: $229,433,844)			193,796,754

Colombia—3.6%
AI Candelaria Spain SLU 5.75%(1)	06/15/33	37,195,000	38,090,005
Banco Davivienda S.A. 6.65% (U.S. 10-year Treasury Constant Maturity Rate + 5.097%)(1), (3), (4)	04/22/31	16,225,000	17,155,260
Banco GNB Sudameris S.A. 7.50% (U.S. 5-year Treasury Constant Maturity Rate + 6.660%)(1), (3)	04/16/31	20,750,000	21,301,950
Colombia Government International Bond
3.13%	04/15/31	87,985,000	86,436,464
4.13%	02/22/42	127,540,000	122,948,560

Total Colombia (Cost: $285,733,290)			285,932,239

Costa Rica—0.8%
Costa Rica Government International Bond
5.63%(2)	04/30/43	22,835,000	21,595,516
7.00%(2)	04/04/44	32,828,000	34,544,904
7.16%(2)	03/12/45	9,877,000	10,516,635

Total Costa Rica (Cost: $63,147,000)			66,657,055

Dominican Republic—3.2%
Dominican Republic International Bond
4.50%(1)	01/30/30	44,701,000	46,095,671
4.88%(1)	09/23/32	89,770,000	93,360,800
5.30%(1)	01/21/41	57,485,000	58,527,634
5.88%(1)	01/30/60	51,530,000	52,272,032

Total Dominican Republic (Cost: $241,023,356)			250,256,137

Ecuador—1.9%
Ecuador Government International Bond
0.50%(1)	07/31/40	46,584,695	29,057,204
1.00%(1)	07/31/35	118,559,289	82,843,303
5.00%(2)	07/31/30	43,026,347	37,916,968

Total Ecuador (Cost: $134,304,593)			149,817,475

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount		Value
Egypt—3.2%
Egypt Government International Bond
7.05%(1)	01/15/32		$84,735,000	$86,510,198
7.63%(1)	05/29/32		51,854,000	54,886,992
8.50%(2)	01/31/47		63,239,000	65,521,928
8.70%(1)	03/01/49		40,972,000	42,909,976

Total Egypt (Cost: $243,844,396)				249,829,094

El Salvador—1.3%
El Salvador Government International Bond
6.38%(2)	01/18/27		43,614,000	38,217,204
7.63%(2)	02/01/41		36,263,000	30,789,553
8.25%(2)	04/10/32		26,535,000	24,354,155
8.63%(2)	02/28/29		8,750,000	8,271,484

Total El Salvador (Cost: $114,986,931)				101,632,396

Ghana—2.5%
Ghana Government International Bond
7.63%(2)	05/16/29		19,147,000	19,154,659
7.88%(2)	02/11/35		68,225,000	65,530,112
8.13%(2)	03/26/32		19,045,000	19,066,997
8.88%(2)	05/07/42		40,315,000	40,016,669
8.95%(1)	03/26/51		56,590,000	55,295,928

Total Ghana (Cost: $205,232,010)				199,064,365

Guatemala—0.6%
Banco Industrial S.A. 4.88% (U.S. 5-year Treasury Constant Maturity Rate + 4.442%)(1), (3)	01/29/31		20,895,000	21,763,449
Guatemala Government Bond 5.38%(1)	04/24/32		24,329,000	27,997,448

Total Guatemala (Cost: $48,427,873)				49,760,897

India—1.2%
Cliffton, Ltd. 6.25%(1)	10/25/25		29,025,000	27,864,000
India Green Power Holdings 4.00%(1)	02/22/27		24,420,000	24,438,559
Network i2i, Ltd. 5.65% (U.S. 5-year Treasury Constant Maturity Rate + 4.274%)(2), (3), (4)	01/15/25		23,435,000	24,635,458
ReNew Wind Energy AP2 / ReNew Power Pvt, Ltd. other 9 Subsidiaries 4.50%(1)	07/14/28		14,632,000	14,824,045

Total India (Cost: $91,380,873)				91,762,062

Indonesia—4.0%
Freeport-McMoRan, Inc. 4.63%	08/01/30		19,010,000	20,913,091
Indonesia Asahan Aluminium Persero PT
4.75%(1)	05/15/25		36,140,000	39,692,562
5.45%(1)	05/15/30		35,250,000	41,002,447
6.53%(1)	11/15/28		37,763,000	46,265,151
Minejesa Capital B.V. 5.63%(1)	08/10/37		22,695,000	24,692,160
Perusahaan Penerbit SBSN Indonesia III
3.55%(1)	06/09/51		28,650,000	29,135,618
3.80%(1)	06/23/50		53,899,000	56,523,881
4.15%(2)	03/29/27		54,470,000	61,179,615

Total Indonesia (Cost: $303,285,308)				319,404,525

Iraq—0.5% (Cost: $37,890,596)
Iraq International Bond 5.80%(2)	01/15/28		39,493,188	37,874,954

Israel—1.4%
Energean Israel Finance, Ltd.
4.50%(2)	03/30/24		21,565,000	21,995,589
5.88%(2)	03/30/31		46,392,700	47,668,499
Leviathan Bond, Ltd.
6.50%(2)	06/30/27		14,799,000	16,320,337
6.75%(2)	06/30/30		18,624,240	20,935,508

Total Israel (Cost: $103,380,447)				106,919,933

Ivory Coast—1.4%
Ivory Coast Government International Bond
4.88%(1)	01/30/32	EUR	64,201,000	77,101,296
6.88%(1)	10/17/40	EUR	27,120,000	35,609,140

Total Ivory Coast (Cost: $108,665,701)				112,710,436

Kazakhstan—1.7%
KazMunayGas National Co. JSC
3.50%(1)	04/14/33		$73,764,000	76,596,538
5.75%(2)	04/19/47		46,795,000	58,274,398

Total Kazakhstan (Cost: $130,851,369)				134,870,936

Lebanon—0.2% (Cost: $38,908,368)
Lebanon Government International Bond 8.25%(5)	05/17/34		139,956,000	17,668,045

Malaysia—0.5% (Cost: $40,442,323)
Petronas Capital, Ltd. 3.40%(1)	04/28/61		40,350,000	41,980,544

Mexico—7.2%
Banco Mercantil del Norte S.A. 6.88% (U.S. 5-year Treasury Constant Maturity Rate + 5.035%)(1), (3), (4)	07/06/22		14,020,000	14,483,922
Banco Mercantil del Norte S.A. 7.50% (U.S. 10-year Treasury Constant Maturity Rate + 5.470%)(1), (3), (4)	06/27/29		20,074,000	22,715,738
Cemex SAB de CV 5.13% (U.S. 5-year Treasury Constant Maturity Rate + 4.534%)(1), (3), (4)	06/08/26		57,540,000	60,190,292
Mexico Government International Bond
2.66%	05/24/31		32,770,000	32,242,403
4.28%	08/14/41		67,856,000	71,954,502
4.75%	04/27/32		21,500,000	24,758,218
Nemak SAB de CV 3.63%(1)	06/28/31		29,835,000	29,918,986
Petroleos Mexicanos
5.35%	02/12/28		37,959,000	37,712,267
5.95%	01/28/31		91,830,000	90,383,678
6.63%	06/15/35		100,086,000	97,103,437
6.75%	09/21/47		102,625,000	91,884,267

Total Mexico (Cost: $552,260,356)				573,347,710

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount		Value
Mongolia—0.1% (Cost: $4,680,000)
Development Bank of Mongolia LLC 7.25%(1)	10/23/23		$4,800,000	$5,161,392

Morocco—0.5% (Cost: $39,074,329)
OCP S.A. 5.13%(1)	06/23/51		39,150,000	40,128,750

Nigeria—2.7%
Nigeria Government International Bond
7.14%(1)	02/23/30		40,055,000	42,173,910
7.63%(2)	11/28/47		60,619,000	61,188,364
7.70%(1)	02/23/38		66,872,000	68,744,416
7.88%(2)	02/16/32		38,788,000	41,679,451

Total Nigeria (Cost: $202,266,861)				213,786,141

Oman—3.0%
Oman Government International Bond
5.63%(2)	01/17/28		32,054,000	33,816,970
6.00%(2)	08/01/29		42,315,000	45,213,578
6.25%(1)	01/25/31		63,279,000	68,513,439
6.50%(2)	03/08/47		62,300,000	62,088,180
Oryx Funding, Ltd. 5.80%(1)	02/03/31		26,192,000	27,656,316

Total Oman (Cost: $222,344,520)				237,288,483

Pakistan—2.0%
Pakistan Government International Bond
6.00%(1)	04/08/26		17,225,000	17,372,877
6.88%(2)	12/05/27		43,513,000	44,659,024
7.38%(1)	04/08/31		52,285,000	52,677,137
8.88%(1)	04/08/51		41,820,000	43,283,700

Total Pakistan (Cost: $159,383,858)				157,992,738

Panama—2.2%
C&W Senior Financing DAC 6.88%(1)	09/15/27		19,514,000	20,733,625
Panama Government International Bond
2.25%	09/29/32		78,320,000	76,138,005
3.16%	01/23/30		71,264,000	75,229,841

Total Panama (Cost: $169,844,365)				172,101,471

Paraguay—1.1%
Banco Continental SAECA 2.75%(1)	12/10/25		13,300,000	13,171,156
Paraguay Government International Bond
5.40%(1)	03/30/50		10,215,000	12,066,571
5.60%(2)	03/13/48		39,657,000	47,320,715
Republic Of Paraguay Sr Unsecured 2.74%(2)	01/29/33		16,080,000	15,743,285

Total Paraguay (Cost: $80,827,967)				88,301,727

Peru—0.5%
Cia de Minas Buenaventura SAA 5.50%(1)	07/23/26		21,820,000	21,029,462
Volcan Cia Minera SAA 4.38%(1)	02/11/26		19,620,000	19,001,381

Total Peru (Cost: $41,570,411)				40,030,843

Philippines—1.7%
Philippine Government International Bond
1.95%	01/06/32		38,540,000	38,319,059
3.20%	07/06/46		93,800,000	96,203,234

Total Philippines (Cost: $133,330,100)				134,522,293

Qatar—4.8%
Ooredoo International Finance, Ltd 2.63%(1)	04/08/31		51,770,000	53,292,038
Qatar Government International Bond
3.75%(1)	04/16/30		48,060,000	54,780,230
4.40%(1)	04/16/50		98,844,000	122,161,003
Qatar Petroleum
2.25%(1)	07/12/31		57,900,000	58,674,470
3.13%(1)	07/12/41		29,800,000	30,992,000
3.30%(1)	07/12/51		59,025,000	61,368,293

Total Qatar (Cost: $361,445,083)				381,268,034

Romania—1.5%
Romanian Government International Bond
2.63%(1)	12/02/40	EUR	48,853,000	56,881,325
3.00%(1)	02/14/31		$58,040,000	60,409,773

Total Romania (Cost: $117,551,843)				117,291,098

Saudi Arabia—4.9%
SA Global Sukuk, Ltd. 2.69%(1)	06/17/31		128,930,000	132,701,202
Saudi Government International Bond
2.25%(1)	02/02/33		108,898,000	107,318,979
3.45%(1)	02/02/61		52,475,000	52,706,940
3.75%(2)	01/21/55		89,780,000	95,992,103

Total Saudi Arabia (Cost: $378,451,356)				388,719,224

Senegal—0.5% (Cost: $44,578,315)
Senegal Government International Bond 5.38%(1)	06/08/37	EUR	36,405,000	43,287,740

South Africa—2.9%
Eskom Holdings SOC, Ltd.
7.13%(2)	02/11/25		$46,065,000	48,534,084
8.45%(2)	08/10/28		37,528,000	42,316,573
Prosus NV 3.06%(1)	07/13/31		22,030,000	21,831,730
Sasol Financing USA LLC
4.38%	09/18/26		18,845,000	19,333,085
5.50%	03/18/31		42,750,000	44,740,547
South Africa Government Bond 8.88%	02/28/35	ZAR	867,000,000	53,719,477

Total South Africa (Cost: $229,993,105)				230,475,496

Sri Lanka—0.2% (Cost: $20,935,974)
Sri Lanka Government Bond 6.75%(2)	04/18/28		$24,243,000	15,068,479

Thailand—0.6%
Bangkok Bank PCL 5.00% (U.S. 5-year Treasury Constant Maturity Rate + 4.729%)(1),(3),(4)	09/23/25		32,835,000	34,624,508
Krung Thai Bank PCL 4.40% (U.S. 5-year Treasury Constant Maturity Rate + 3.530%)(2),(4),(3)	03/25/26		8,977,000	9,087,417

Total Thailand (Cost: $42,003,853)				43,711,925

Turkey—3.6%
Akbank TAS 6.80% (USD 5-year Swap rate + 6.015%)(1),(3)	06/22/31		44,247,000	44,477,084

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
Turkey Government International Bond
4.75%	01/26/26	$45,770,000	$45,330,608
4.88%	10/09/26	71,765,000	70,908,485
5.25%	03/13/30	59,629,000	57,309,432
5.88%	06/26/31	49,700,000	48,782,488
Yapi ve Kredi Bankasi A.S. 7.88% (U.S. 5-year Treasury Constant Maturity Rate + 7.415%)(1),(3)	01/22/31	18,270,000	19,229,175

Total Turkey (Cost: $275,540,083)			286,037,272

Ukraine—3.5%
Metinvest B.V. 7.75%(2)	10/17/29	28,129,000	31,082,545
Ukraine Government International Bond
1.26%(2),(6)	05/31/40	86,205,000	100,758,128
7.25%(2)	03/15/33	49,237,000	50,898,306
7.38%(2)	09/25/32	26,200,000	27,334,788
7.75%(2)	09/01/27	63,081,000	69,223,512

Total Ukraine (Cost: $246,987,496)			279,297,279

United Arab Emirates—3.4%
Abu Dhabi Government International Bond 1.70%(2)	03/02/31	86,758,000	84,736,539
DP World Salaam 6.00% (U.S. 5-year Treasury Constant Maturity Rate + 5.750%)(2),(3),(4)	10/01/25	30,724,000	33,666,783
Galaxy Pipeline Assets Bidco, Ltd.
2.16%(1)	03/31/34	33,240,000	33,008,317
2.63%(1)	03/31/36	85,865,000	85,298,291
2.94%(1)	09/30/40	31,115,000	31,404,903

Total United Arab Emirates (Cost: $265,209,787)			268,114,833

Uruguay—1.0%
Uruguay Government International Bond
4.38%	01/23/31	36,488,034	42,734,786
4.98%	04/20/55	27,295,527	35,342,248

Total Uruguay (Cost: $67,019,497)			78,077,034

Venezuela—0.2%
Venezuela Government International Bond
8.25%(2),(5),(7)	10/13/24	60,057,200	6,306,006
9.25%(5),(7)	09/15/27	60,955,000	6,400,275
9.25%(2),(5),(7)	05/07/28	49,048,000	5,150,040

Total Venezuela (Cost: $55,533,009)			17,856,321

Vietnam—0.4% (Cost: $31,446,688)
Mong Duong Finance Holdings B.V. 5.13%(1)	05/07/29	31,620,000	31,414,470

Total Fixed Income Securities (Cost: $7,451,381,665)			7,533,647,005

		Shares

MONEY MARKET INVESTMENTS 3.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(8)		259,237,220	259,237,220

Total Money Market Investments (Cost: $259,237,220)			259,237,220

Total Investments (98.5%) (Cost: $7,710,618,885)			7,792,884,225
Excess Of Other Assets Over Liabilities (1.5%)			117,053,137

Total Net Assets (100.0%)			$7,909,937,362

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL(9)
BNP Paribas S.A.	ZAR	818,094,041	10/04/21	$56,751,000	$55,487,703	$1,263,297

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Short Futures
994	U.S. Ultra Long Bond Futures	09/21/21	$(161,130,275)	$(163,730,438)	$(2,600,163)

CREDIT DEFAULT SWAPS—BUY PROTECTION

Notional Amount(10)	Expiration Date	Counterparty	Reference Entity	Fixed Deal Pay Rate	Payment Frequency	Unrealized Appreciation (Depreciation)	Premium Paid (Received)	Value(11)
OTC Swaps
$85,900,000	6/20/26	Morgan Stanley	Chile Government International Bond 3.24% 02/06/2028	1.0%	Quarterly	$484,661	$(1,718,340)	$(1,233,679)
148,600,000	6/20/26	Barclays Capital Inc.	Federal Republic of Brazil 4.25% 01/07/2025	1.0%	Quarterly	(2,240,385)	7,383,921	5,143,536
39,375,000	6/20/26	Bank of America	Federal Republic of Brazil 4.25% 01/07/2025	1.0%	Quarterly	(868,222)	2,231,121	1,362,899
21,820,000	6/20/26	Bank of America	Peruvian Government International Bond 8.75% 11/21/2033	1.0%	Quarterly	(14,434)	38,690	24,256
21,820,000	6/20/26	Barclays Capital Inc.	Peruvian Government International Bond 8.75% 11/21/2033	1.0%	Quarterly	(27,309)	51,565	24,256
115,375,000	6/20/26	Barclays Capital Inc.	United Mexican States 4.15% 03/28/2027	1.0%	Quarterly	(1,196,820)	965,309	(231,511)
43,375,000	6/20/26	Goldman Sachs International	United Mexican States 4.15% 03/28/2027	1.0%	Quarterly	(441,246)	354,210	(87,036)

						$(4,303,755)	$9,306,476	$5,002,721

Notes to the Schedule of Investments:

EUR	Euro Currency.
USD	U.S. Dollar.
ZAR	South African Rand.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2021, the value of these securities amounted to $3,641,360,859 or 46.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2021, the value of these securities amounted to $1,962,372,552 or 24.8% of net assets.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2021.
(4)	Perpetual maturity.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(8)	Rate disclosed is the 7-day net yield as of July 31, 2021.
(9)	Fund buys foreign currency, sells U.S. Dollar.
(10)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.
(11)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.

TCW Emerging Markets Income Fund

Investments by Sector (Unaudited)	July 31, 2021

Sector	Percentage of Net Assets
Auto Parts & Equipment	0.4%
Banks	3.0
Building Materials	0.8
Chemicals	1.3
Commercial Services	0.4
Electric	3.5
Engineering & Construction	0.8
Food	0.4
Foreign Government Bonds	62.2
Gas	0.1
Internet	0.3
Iron & Steel	1.0
Lodging	0.2
Media	0.2
Mining	2.4
Oil & Gas	12.3
Pipelines	2.4
Real Estate	2.1
Telecommunications	1.2
Transportation	0.2
Money Market Investments	3.3

Total	98.5%

TCW Emerging Markets Income Fund

Fair Valuation Summary (Unaudited)	July 31, 2021

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Auto Parts & Equipment	$—	$29,918,986	$—	$29,918,986
Banks	—	235,755,263	—	235,755,263
Building Materials	—	60,190,292	—	60,190,292
Chemicals	—	104,202,382	—	104,202,382
Commercial Services	—	33,666,783	—	33,666,783
Electric	—	276,878,634	—	276,878,634
Engineering & Construction	—	65,158,351	—	65,158,351
Food	—	28,430,640	—	28,430,640
Foreign Government Bonds	—	4,899,691,105	17,856,321	4,917,547,426
Gas	—	9,423,808	—	9,423,808
Internet	—	21,831,730	—	21,831,730
Iron & Steel	—	77,546,983	—	77,546,983
Lodging	—	17,577,500	—	17,577,500
Media	—	19,401,940	—	19,401,940
Mining	—	187,904,094	—	187,904,094
Oil & Gas	—	974,598,016	—	974,598,016
Pipelines	—	187,801,516	—	187,801,516
Real Estate	—	166,795,446	—	166,795,446
Telecommunications	—	98,661,121	—	98,661,121
Transportation	—	20,356,094	—	20,356,094

Total Fixed Income Securities	—	7,515,790,684	17,856,321	7,533,647,005

Money Market Investments	259,237,220	—	—	259,237,220

Total Investments	$259,237,220	$7,515,790,684	$17,856,321	$7,792,884,225

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	1,263,297	—	1,263,297
Swap Agreements
Credit Risk	—	6,554,947	—	6,554,947

Total	259,237,220	7,523,608,928	17,856,321	7,800,702,469

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(2,600,163)	$—	$—	$(2,600,163)
Swap Agreements
Credit Risk	—	(1,552,226)	—	(1,552,226)

Total	$(2,600,163)	$(1,552,226)	$—	$(4,152,389)

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES —89.8% of Net Assets
Brazil—9.9%
Brazil Letras do Tesouro Nacional Bills 0.00%(1)	01/01/23	BRL	33,815,000	$5,896,191
Brazil Notas do Tesouro Nacional, Series F
10.00%	01/01/23	BRL	53,254,000	10,623,354
10.00%	01/01/25	BRL	23,893,000	4,821,497
10.00%	01/01/29	BRL	22,590,000	4,581,951

Total Brazil (Cost: $26,070,413)				25,922,993

Chile—2.0%
Bonos de la Tesoreria de la Republica
1.50%	03/01/26	CLP	877,822,060	1,190,146
2.00%	03/01/35	CLP	104,148,380	139,673
Bonos de la Tesoreria de la Republica en pesos
5.00%(2)	10/01/28	CLP	1,300,000,000	1,778,224
4.70%(2)	09/01/30	CLP	1,345,000,000	1,809,544
5.00%	03/01/35	CLP	295,000,000	394,227

Total Chile (Cost: $5,655,446)				5,311,814

China—8.0%
Agricultural Development Bank of China 3.75%	01/25/29	CNY	33,920,000	5,413,863
China Development Bank
3.23%	01/10/25	CNY	35,600,000	5,587,446
4.88%	02/09/28	CNY	7,450,000	1,265,858
China Government Bond
2.85%	06/04/27	CNY	17,400,000	2,704,221
3.27%	11/19/30	CNY	26,700,000	4,272,939
3.28%	12/03/27	CNY	9,600,000	1,532,689

Total China (Cost: $19,550,515)				20,777,016

Colombia—4.3%
Colombian TES (Treasury) Bond, Series B
6.00%	04/28/28	COP	4,228,800,000	1,058,859
6.25%	11/26/25	COP	8,500,000,000	2,247,699
7.00%	06/30/32	COP	9,200,000,000	2,330,982
7.50%	08/26/26	COP	16,256,000,000	4,465,302
Empresas Publicas de Medellin ESP
8.38%(3)	11/08/27	COP	5,000,000,000	1,241,338

Total Colombia (Cost: $12,311,901)				11,344,180

Czech Republic—4.0%
Czech Republic Government Bond
0.95%(2)	05/15/30	CZK	20,380,000	893,471
1.00%(2)	06/26/26	CZK	92,530,000	4,186,206
2.00%	10/13/33	CZK	66,080,000	3,158,789
2.40%(2)	09/17/25	CZK	25,000,000	1,203,417
2.50%(2)	08/25/28	CZK	19,370,000	954,830

Total Czech Republic (Cost: $10,287,928)				10,396,713

Egypt—2.6%
Egypt Government Bond
14.06%	01/12/26	EGP	47,274,000	2,960,156
14.48%	04/06/26	EGP	61,200,000	3,888,275

Total Egypt (Cost: $6,917,726)				6,848,431

Ghana—0.5%
Republic of Ghana Government Bond
18.10%	06/12/28	GHS	3,800,000	621,038
18.80%	05/11/26	GHS	4,100,000	692,759

Total Ghana (Cost: $1,366,561)				1,313,797

Hungary—3.3%
Hungary Government Bond
1.00%	11/26/25	HUF	667,520,000	2,123,652
1.50%	08/23/23	HUF	535,590,000	1,787,848
3.00%	10/27/27	HUF	520,940,000	1,814,875
3.00%	10/27/38	HUF	108,420,000	353,878
3.25%	10/22/31	HUF	435,450,000	1,538,517
6.00%	11/24/23	HUF	281,930,000	1,029,567

Total Hungary (Cost: $8,919,185)				8,648,337

Indonesia—9.4%
Indonesia Treasury Bond
5.63%	05/15/23	IDR	31,330,000,000	2,226,031
6.50%	06/15/25	IDR	24,183,000,000	1,766,592
6.50%	02/15/31	IDR	30,130,000,000	2,117,485
6.63%	05/15/33	IDR	3,330,000,000	231,015
7.00%	09/15/30	IDR	16,343,000,000	1,189,352
7.50%	08/15/32	IDR	53,426,000,000	3,954,022
7.50%	06/15/35	IDR	30,770,000,000	2,239,269
7.50%	05/15/38	IDR	2,100,000,000	152,305
8.13%	05/15/24	IDR	3,313,000,000	251,525
8.38%	03/15/24	IDR	26,383,000,000	2,004,695
8.38%	09/15/26	IDR	38,054,000,000	2,990,380
8.38%	03/15/34	IDR	21,033,000,000	1,643,155
9.00%	03/15/29	IDR	45,392,000,000	3,686,368

Total Indonesia (Cost: $22,937,652)				24,452,194

Kazakhstan —0.4% (Cost: $1,057,798)
Development Bank of Kazakhstan
10.95%(3)	05/06/26	KZT	455,000,000	1,081,719

Malaysia—4.8%
Malaysia Government Bond
3.48%	03/15/23	MYR	4,340,000	1,054,044
3.76%	05/22/40	MYR	4,750,000	1,093,074
3.89%	08/15/29	MYR	7,250,000	1,805,753
3.90%	11/16/27	MYR	11,040,000	2,765,232
3.96%	09/15/25	MYR	10,750,000	2,686,226
4.18%	07/15/24	MYR	6,630,000	1,655,144
Malaysia Government Investment Issue
3.47%	10/15/30	MYR	5,670,000	1,363,084

Total Malaysia (Cost: $12,491,239)				12,422,557

Mexico—9.1%
Mexico Government Bond (BONOS)
5.75%	03/05/26	MXN	56,315,000	2,759,391
6.50%	06/09/22	MXN	24,260,000	1,232,576
7.50%	06/03/27	MXN	91,320,000	4,792,294
7.75%	05/29/31	MXN	72,155,600	3,860,386
8.50%	05/31/29	MXN	28,830,000	1,600,724
8.50%	11/18/38	MXN	56,000,000	3,086,840
10.00%	12/05/24	MXN	95,900,000	5,379,202
10.00%	11/20/36	MXN	16,200,000	1,020,046

Total Mexico (Cost: $23,962,893)				23,731,459

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount		Value
Peru—1.8%
Peruvian Government International Bond
5.94%	02/12/29	PEN	1,570,000	$403,658
6.15%	08/12/32	PEN	6,631,000	1,614,716
6.35%(2)	08/12/28	PEN	5,280,000	1,436,706
6.95%(2)	08/12/31	PEN	5,036,000	1,311,832

Total Peru (Cost: $5,928,279)				4,766,912

Poland—4.2%
Republic of Poland Government Bond
2.50%	07/25/27	PLN	4,350,000	1,215,869
2.50%	07/25/26	PLN	9,860,000	2,740,808
2.50%	04/25/24	PLN	12,300,000	3,366,890
2.50%	01/25/23	PLN	6,688,000	1,795,326
2.75%	10/25/29	PLN	6,500,000	1,862,215

Total Poland (Cost: $11,134,249)				10,981,108

Romania—3.0%
Romania Government Bond
3.25%	04/29/24	RON	13,820,000	3,388,389
3.65%	07/28/25	RON	1,045,000	259,542
4.25%	06/28/23	RON	2,255,000	562,349
4.75%	02/24/25	RON	3,110,000	800,313
5.00%	02/12/29	RON	4,070,000	1,087,472
5.85%	04/26/23	RON	6,340,000	1,618,480

Total Romania (Cost: $7,438,900)				7,716,545

Russia—7.1%
Russian Federal Bond—OFZ
4.50%	07/16/25	RUB	396,200,000	5,025,124
6.00%	10/06/27	RUB	231,600,000	3,056,944
7.40%	12/07/22	RUB	241,400,000	3,332,823
7.65%	04/10/30	RUB	197,446,000	2,865,536
7.70%	03/23/33	RUB	221,000,000	3,232,754
7.70%	03/16/39	RUB	77,300,000	1,140,878

Total Russia (Cost: $18,398,844)				18,654,059

Serbia —0.3% (Cost: $733,554)
Serbia Treasury Bond 4.50%	08/20/32	RSD	69,840,000	771,907

South Africa—10.1%
South Africa Government Bond
6.25%	03/31/36	ZAR	74,577,526	3,597,157
7.00%	02/28/31	ZAR	43,100,000	2,539,817
8.00%	01/31/30	ZAR	159,550,000	10,363,456
8.25%	03/31/32	ZAR	91,635,000	5,718,438
8.50%	01/31/37	ZAR	73,436,941	4,291,797

Total South Africa (Cost: $23,959,989)				26,510,665

Thailand—3.4%
Thailand Government Bond
0.75%	06/17/24	THB	15,100,000	462,039
1.59%	12/17/35	THB	44,000,000	1,288,583
1.60%	12/17/29	THB	78,500,000	2,434,364
2.13%	12/17/26	THB	31,700,000	1,029,197
2.88%	12/17/28	THB	24,145,000	823,358
3.30%	06/17/38	THB	80,656,000	2,862,917

Total Thailand (Cost: $9,375,889)				8,900,458

Turkey—0.6%
Turkey Government Bond
10.50%	08/11/27	TRY	5,400,000	485,372
11.70%	11/13/30	TRY	5,800,000	530,278
12.60%	10/01/25	TRY	4,700,000	481,602

Total Turkey (Cost: $1,941,246)				1,497,252

Ukraine—0.5% (Cost: $1,265,082)
Ukraine Government International Bond 15.84%(2)	02/26/25	UAH	30,894,000	1,248,775

Uruguay—0.5% (Cost: $1,280,676)
Uruguay Government International Bond 3.88%	07/02/40	UYU	48,805,168	1,279,616

Total Fixed Income Securities (Cost: $232,985,965)				234,578,507

		Shares
MONEY MARKET INVESTMENTS—6.4%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(4)			16,564,794	16,564,794

Total Money Market Investments (Cost: $16,564,794)				16,564,794

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—2.1%
Foreign Government Bonds—2.1%
Egypt Treasury Bills
0.00%(1)	10/26/21	EGP	60,700,000	3,748,906
0.00%(1)	12/07/21	EGP	30,000,000	1,825,788

Total Short Term Investments (Cost: $5,578,219)				5,574,694

Total Investments (98.3%) (Cost: $255,128,978)				256,717,995

Excess Of Other Assets Over Liabilities (1.7%)				4,521,730

Total Net Assets (100.0%)				$261,239,725

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

FORWARD CURRENCY CONTRACTS
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(5)
Bank of America, N.A.	CLP	360,810,000	10/06/21	$479,801	$474,484	$(5,317)
Bank of America, N.A.	HUF	200,129,000	09/21/21	670,000	662,872	(7,128)
Bank of America, N.A.	IDR	30,260,870,000	08/03/21	2,110,000	2,092,368	(17,632)
Bank of America, N.A.	PLN	17,991,790	09/15/21	4,734,470	4,673,929	(60,541)
Bank of America, N.A.	RUB	90,633,630	09/24/21	1,207,000	1,228,166	21,166
Barclays Capital	IDR	18,440,100,000	08/03/21	1,260,000	1,275,029	15,029
Barclays Capital	MYR	28,458,335	08/20/21	6,868,737	6,738,478	(130,259)
Barclays Capital	THB	387,544,565	09/14/21	12,054,675	11,788,457	(266,218)
Barclays Capital	TRY	31,348,800	03/29/22	3,110,000	3,298,067	188,067
Barclays Capital	ZAR	9,314,323	08/24/21	672,000	635,053	(36,947)
BNP Paribas S.A.	CLP	781,749,585	10/06/21	1,028,889	1,028,041	(848)
BNP Paribas S.A.	COP	4,691,491,950	09/07/21	1,250,897	1,211,610	(39,287)
BNP Paribas S.A.	CZK	26,962,420	08/06/21	1,255,000	1,254,939	(61)
BNP Paribas S.A.	HUF	376,286,650	08/06/21	1,255,000	1,247,473	(7,527)
BNP Paribas S.A.	IDR	6,303,615,000	08/03/21	435,874	435,859	(15)
BNP Paribas S.A.	IDR	16,307,031,000	11/01/21	1,113,175	1,120,017	6,842
BNP Paribas S.A.	MXN	19,031,624	09/17/21	940,000	952,557	12,557
BNP Paribas S.A.	PLN	18,725,174	09/15/21	5,048,014	4,864,449	(183,565)
Citibank N.A.	BRL	1,365,096	10/01/21	260,000	263,140	3,140
Citibank N.A.	IDR	40,794,597,597	08/03/21	2,820,813	2,820,715	(98)
Goldman Sachs & Co.	CZK	27,077,760	08/06/21	1,280,000	1,260,308	(19,692)
Goldman Sachs & Co.	MXN	39,978,926	09/17/21	1,983,000	2,000,995	17,995
Goldman Sachs & Co.	RUB	204,435,000	09/24/21	2,750,000	2,770,276	20,276
JPMorgan Chase Bank	IDR	19,683,402,403	08/03/21	1,361,043	1,360,996	(47)
JPMorgan Chase Bank	MXN	26,653,186	09/17/21	1,314,000	1,334,026	20,026
JPMorgan Chase Bank	PLN	2,564,760	09/15/21	670,000	666,277	(3,723)
JPMorgan Chase Bank	RUB	47,158,370	09/24/21	641,000	639,038	(1,962)
JPMorgan Chase Bank	THB	36,923,040	09/14/21	1,184,000	1,123,137	(60,863)
JPMorgan Chase Bank	ZAR	36,802,173	08/24/21	2,559,712	2,509,181	(50,531)
Morgan Stanley & Co.	CLP	386,641,915	10/06/21	515,000	508,454	(6,546)
Morgan Stanley & Co.	CNH	31,322,770	09/23/21	4,820,000	4,825,075	5,075
Standard Chartered Bank	IDR	18,080,645,000	08/03/21	1,265,000	1,250,174	(14,826)

				$68,917,100	$68,313,640	$(603,460)

SELL(6)
Bank of America, N.A.	BRL	4,818,400	10/01/21	$950,000	$928,810	$21,190
Bank of America, N.A.	IDR	30,260,870,000	08/03/21	2,092,441	2,092,369	72
Bank of America, N.A.	MXN	42,950,000	09/17/21	2,058,472	2,149,702	(91,230)
Barclays Capital	HUF	194,273,200	09/21/21	654,008	643,476	10,532
Barclays Capital	IDR	18,440,100,000	08/03/21	1,275,073	1,275,029	44
Barclays Capital	PLN	2,494,611	09/15/21	656,563	648,053	8,510
Barclays Capital	ZAR	46,116,496	08/24/21	3,240,634	3,144,234	96,400
Barclays Capital	ZAR	56,376,000	10/04/21	3,888,000	3,823,735	64,265
BNP Paribas S.A.	BRL	17,971,326	10/01/21	3,599,138	3,464,211	134,927
BNP Paribas S.A.	IDR	6,303,615,000	08/03/21	435,092	435,859	(767)
Citibank N.A.	CLP	1,298,096,500	10/06/21	1,753,000	1,707,063	45,937
Citibank N.A.	COP	5,140,450,000	09/07/21	1,400,000	1,327,557	72,443
Citibank N.A.	IDR	40,794,597,597	08/03/21	2,788,135	2,820,715	(32,580)
JPMorgan Chase Bank	CLP	231,105,000	10/06/21	310,000	303,915	6,085
JPMorgan Chase Bank	IDR	19,683,402,403	08/03/21	1,342,661	1,360,996	(18,335)
JPMorgan Chase Bank	ZAR	44,347,698	10/04/21	3,017,505	3,007,908	9,597
Standard Chartered Bank	IDR	18,080,645,000	08/03/21	1,250,217	1,250,174	43

				$30,710,939	$30,383,806	$327,133

Notes to the Schedule of Investments:
BRL	Brazilian Real.
CLP	Chilean Peso.
CNH	Chinese Yuan Renminbi.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
EGP	Egyptian Pound.
GHS	Ghana Cedi.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
KZT	Kazakhstani Tenge.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.
RSD	Serbian Dinar.
RUB	Russian Ruble.
THB	Thai Baht.
TRY	Turkish New Lira.
UAH	Ukrainian Hryvnia.
UYU	Uruguayan Peso.
ZAR	South African Rand.
(1)	Security is not accruing interest.
(2)

Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2021, the value of these securities amounted to $14,823,005 or 5.7% of net assets.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2021, the value of these securities amounted to $2,323,057 or 0.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(4)	Rate disclosed is the 7-day net yield as of July 31, 2021.
(5)	Fund buys foreign currency, sells U.S. Dollar.
(6)	Fund sells foreign currency, buys U.S. Dollar.

TCW Emerging Markets Local Currency Income Fund

Investments by Sector (Unaudited)	July 31, 2021

Sector	Percentage of Net Assets
Banks	5.1%
Electric	0.5
Foreign Government Bonds	84.2
Short Term Investments	2.1
Money Market Investments	6.4

Total	98.3%

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary (Unaudited)	July 31, 2021

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$13,348,886	$—	$13,348,886
Electric	—	1,241,338	—	1,241,338
Foreign Government Bonds	—	219,988,283	—	219,988,283

Total Fixed Income Securities	—	234,578,507	—	234,578,507

Money Market Investments	16,564,794	—	—	16,564,794
Short-Term Investments	—	5,574,694	—	5,574,694

Total Investments	16,564,794	240,153,201	—	256,717,995

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	780,218	—	780,218

Total	$16,564,794	$240,933,419	$—	$257,498,213

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,056,545)	$—	$(1,056,545)

Total	$—	$(1,056,545)	$—	$(1,056,545)

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—48.4%
ASSET-BACKED SECURITIES—7.9%
Aimco CLO, Ltd. (20-11A-A1) 1.51% (3 mo. USD LIBOR + 1.380%)(1),(2)	10/15/31	$5,000	$5,009
AMMC CLO, Ltd. (20-23A-A1L) 1.53% (3 mo. USD LIBOR + 1.400%)(1),(2)	10/17/31	5,000	5,005
BlueMountain CLO, Ltd. (13-1A-A1R2) 1.36% (3 mo. USD LIBOR + 1.230%)(1),(2)	01/20/29	3,974	3,977
Brazos Higher Education Authority, Inc. (11-1-A2) 0.95% (3 mo. USD LIBOR + 0.800%)(2)	02/25/30	15,760	15,832
Chase Issuance Trust (12-A7-A7) 2.16%	09/15/24	10,000	10,227
Educational Services of America, Inc. (12-2-A) 0.82% (1 mo. USD LIBOR + 0.730%)(1),(2)	04/25/39	3,847	3,874
Nelnet Student Loan Trust (12-5A-A) 0.69% (1 mo. USD LIBOR + 0.600%)(1),(2)	10/27/36	2,770	2,756
Progress Residential Trust (18-SFR3-B) 4.08%(1)	10/17/35	4,000	4,017
SLM Student Loan Trust (05-4-A3) 0.25% (3 mo. USD LIBOR + 0.120%)(2)	01/25/27	6,097	6,082
SLM Student Loan Trust (05-7-A4) 0.28% (3 mo. USD LIBOR + 0.150%)(2)	10/25/29	14,666	14,605
SLM Student Loan Trust (07-2-B) 0.30% (3 mo. USD LIBOR + 0.170%)(2)	07/25/25	15,000	13,554
SLM Student Loan Trust (08-1-A4) 0.78% (3 mo. USD LIBOR + 0.650%)(2)	01/25/22	8,143	7,993
SLM Student Loan Trust (08-3-A3) 1.13% (3 mo. USD LIBOR + 1.000%)(2)	10/25/21	8,271	8,269
SLM Student Loan Trust (08-3-B) 1.33% (3 mo. USD LIBOR + 1.200%)(2)	04/26/83	10,000	9,389
SLM Student Loan Trust (13-4-A) 0.64% (1 mo. USD LIBOR + 0.550%)(2)	06/25/43	7,525	7,488
SLM Student Loan Trust (13-6-A3) 0.74% (1 mo. USD LIBOR + 0.650%)(2)	06/25/55	8,649	8,729

Total Asset-Backed Securities (Cost: $126,887)			126,806

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—2.0%
Freddie Mac Multifamily Structured Pass Through Certificates (K723-X1) (I/O) 0.93%(3)	08/25/23	501,989	7,377
Freddie Mac Multifamily Structured Pass Through Certificates (K024-X1) (I/O) 0.78%(3)	09/25/22	293,751	2,278
Freddie Mac Multifamily Structured Pass-Through Certificates (KC01-X1) (I/O) 0.42%(3)	12/25/22	221,406	1,088
Freddie Mac Multifamily Structured Pass-Through Certificates (K026-X1) (I/O) 0.94%(3)	11/25/22	138,204	1,343
Freddie Mac Multifamily Structured Pass-Through Certificates (K033-X1) (I/O) 0.29%(3)	07/25/23	527,424	2,774
Freddie Mac Multifamily Structured Pass-Through Certificates (KS07-X) (I/O) 0.64%(3)	09/25/25	493,180	12,813
Ginnie Mae (11-53-IO) (I/O) 0.00%(3),(4)	05/16/51	225,160	9
Ginnie Mae (12-123-IO) (I/O) 0.69%(3)	12/16/51	131,393	2,975
Ginnie Mae (13-1-IO) (I/O) 0.51%(3)	02/16/54	44,869	815
United States Small Business Administration (01-20I-1) 6.12%	09/01/21	887	890

Total Commercial Mortgage-Backed Securities—Agency (Cost: $32,162)			32,362

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—4.4%
Banc of America Commercial Mortgage Trust (17-BNK3-A2) 3.12%	02/15/50	4,500	4,542
BANK (18-BN14-A2) 4.13%	09/15/60	4,000	4,222
Benchmark Mortgage Trust (18-B6-A2) 4.20%	10/10/51	6,952	7,276
Citigroup Commercial Mortgage Trust (13-375P-A) 3.25%(1)	05/10/35	3,500	3,636
Citigroup Commercial Mortgage Trust (13-GC11-AAB) 2.69%	04/10/46	3,105	3,151
COMM Mortgage Trust (12-CR3-A3) 2.82%	10/15/45	3,912	3,976
COMM Mortgage Trust (12-CR4-XA) (I/O) 1.69%(3)	10/15/45	696,475	11,147
COMM Mortgage Trust (13-LC6-XB) (I/O) 0.38%(1),(3)	01/10/46	100,000	523
GS Mortgage Securities Trust (11-GC5-XA) (I/O) 0.09%(1),(3)	08/10/44	220,358	1
GS Mortgage Securities Trust (13-GC13-AAB) 3.72%(3)	07/10/46	3,541	3,632
JPMBB Commercial Mortgage Securities Trust (13-C17-XA) (I/O) 0.73%(3)	01/15/47	124,324	1,805
JPMBB Commercial Mortgage Securities Trust (15-C32-A2) 2.82%	11/15/48	6,233	6,297
LB-UBS Commercial Mortgage Trust (06-C6-XCL) (I/O) 0.69%(1),(3),(5)	09/15/39	489,283	326
Morgan Stanley Capital I Trust (15-MS1-ASB) 3.46%	05/15/48	7,958	8,361
Morgan Stanley Capital I Trust (18-H3-A1) 3.18%	07/15/51	7,165	7,313
Wells Fargo Commercial Mortgage Trust (17-C38-A2) 3.04%	07/15/50	3,096	3,144
WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O) 1.86%(1),(3)	11/15/45	103,400	1,596

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $68,469)			70,948

RESIDENTIAL MORTGAGE-BACKED SECURITIES —AGENCY—0.5% (Cost: $7,724)
Fannie Mae (05-W3-2AF) 0.31% (1 mo. USD LIBOR + 0.220%)(2)	03/25/45	7,922	7,901

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—7.4%
Alternative Loan Trust (05-56-4A1) 0.71% (1 mo. USD LIBOR + 0.620%)(2)	11/25/35	$7,886	$7,739
Centex Home Equity Loan Trust (05-A-AF5) 5.78%	01/25/35	1,896	1,896
CHL Mortgage Pass-Through Trust (04-25-1A1) 0.75% (1 mo. USD LIBOR + 0.660%)(2)	02/25/35	11,790	11,459
Credit-Based Asset Servicing and Securitization LLC (03-CB5-M1) 1.11% (1 mo. USD LIBOR + 1.020%)(2)	11/25/33	6,328	6,277
Encore Credit Receivables Trust (05-3-M4) 0.99% (1 mo. USD LIBOR + 0.900%)(2)	10/25/35	25,000	25,032
First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C) 1.09% (1 mo. USD LIBOR + 1.000%)(2)	08/25/34	5,883	5,965
JPMorgan Mortgage Trust (05-A5-TA1) 2.61%(3)	08/25/35	805	820
JPMorgan Mortgage Trust (05-A6-7A1) 3.13%(3),(6)	08/25/35	9,619	9,076
MASTR Seasoned Securitization Trust (05-1-4A1) 2.64%(3)	10/25/32	10,351	10,451
Mid-State Trust (04-1-M1) 6.50%	08/15/37	11,414	12,379
Morgan Stanley Mortgage Loan Trust (04-6AR-1A) 0.99% (1 mo. USD LIBOR + 0.450%)(2)	07/25/34	30	30
Morgan Stanley Mortgage Loan Trust (07-6XS-1A2S) 5.50%	02/25/47	1,520	1,518
MortgageIT Trust (05-3-A1) 0.69% (1 mo. USD LIBOR + 0.600%)(2)	08/25/35	4,615	4,578
MortgageIT Trust (05-5-A1) 0.61% (1 mo. USD LIBOR + 0.520%)(2)	12/25/35	21,813	21,946

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $111,897)			119,166

CORPORATE BONDS—25.5%
Agriculture—0.3%
Imperial Brands Finance PLC 3.13%(1)	07/26/24	5,000	5,275

Airlines—0.4%
US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC) 5.90%	04/01/26	5,839	6,172

Auto Manufacturers—0.7%
Ford Motor Credit Co. LLC 4.25%	09/20/22	10,000	10,299

Banks—10.7%
Bank of America Corp. 1.73% (SOFR + 0.960%)(2)	07/22/27	5,000	5,091
3.46% (3 mo. USD LIBOR + 0.970%)(2)	03/15/25	10,000	10,691
Bank of America NA 3.34% (3.335% to 1/25/22 then 3 mo. USD LIBOR + 0.650%)(2)	01/25/23	$10,000	$10,153
Citigroup, Inc. 1.08% (3 mo. USD LIBOR + 0.950%)(2)	07/24/23	22,000	22,165
Credit Suisse Group AG 1.31% (SOFR + 0.980%)(1),(2)	02/02/27	10,000	9,874
Discover Bank 4.20%	08/08/23	10,000	10,746
Goldman Sachs Group, Inc. (The) 1.43% (SOFR + 0.798%)(2)	03/09/27	5,000	5,027
2.91% (3 mo. USD LIBOR + 0.990%)(2)	07/24/23	5,000	5,118
3.27% (3 mo. USD LIBOR + 1.201%)(2)	09/29/25	10,000	10,740
HSBC Holdings PLC 2.01% (SOFR + 1.732%)(2)	09/22/28	5,000	5,073
JPMorgan Chase & Co. 1.13% (3 mo. USD LIBOR + 1.000%)(2)	01/15/23	25,000	25,106
Macquarie Group, Ltd. 1.34% (SOFR + 1.069%)(1),(2)	01/12/27	5,000	4,994
Morgan Stanley 1.51% (SOFR + 0.858%)(2)	07/20/27	5,000	5,042
2.72% (SOFR + 1.152%)(2)	07/22/25	15,000	15,792
Santander UK Group Holdings PLC (United Kingdom) 4.80% (3 mo. USD LIBOR +1.570%)(2)	11/15/24	5,000	5,460
Wells Fargo & Co. 2.16% (3 mo. USD LIBOR + 0.750%)(2)	02/11/26	15,000	15,628
2.39% (SOFR + 2.100%)(2)	06/02/28	5,000	5,237

			171,937

Commercial Services—0.3%
IHS Markit, Ltd. 5.00%(1)	11/01/22	5,000	5,220

Diversified Financial Services—0.1%
Park Aerospace Holdings, Ltd. 4.50%(1)	03/15/23	2,000	2,103

Electric—0.6%
Duke Energy Corp. 2.55%	06/15/31	5,000	5,174
NextEra Energy Capital Holdings, Inc. 0.42% (3 mo. USD LIBOR + 0.270%)(2)	02/22/23	5,000	5,000

			10,174

Food—0.2%
Kraft Heinz Foods Co. 5.00%	07/15/35	3,000	3,722

TCW Enhanced Commodity Strategy Fund

Consolidated schedule of Investments (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
Health Care-Services—1.5%
Centene Corp. 3.00%	10/15/30	$3,000	$3,122
CommonSpirit Health 2.76%	10/01/24	5,000	5,269
HCA, Inc. 5.00%	03/15/24	5,000	5,535
Humana, Inc. 0.65%	08/03/23	10,000	10,000

			23,926

Insurance—5.0%
Arthur J Gallagher & Co. 2.50%	05/20/31	5,000	5,050
Athene Global Funding 0.74% (SOFR + 0.700%)(1),(2)	05/24/24	5,000	5,029
Nationwide Mutual Insurance Co. 2.41% (3 mo. USD LIBOR + 2.290%)(1),(2)	12/15/24	70,000	70,076

			80,155

Media—0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital 1.78% (3 mo. USD LIBOR + 1.650%)(2)	02/01/24	4,000	4,111

Miscellaneous Manufacturers—0.6%
General Electric Co. 0.64% (3 mo. USD LIBOR + 0.480%)(2)	08/15/36	10,000	8,641

Packaging & Containers—0.3%
Berry Global, Inc. 4.88%(1)	07/15/26	5,000	5,279

Pharmaceuticals—0.7%
Bayer US Finance II LLC
3.88%(1)	12/15/23	3,000	3,211
4.38%(1)	12/15/28	5,000	5,802
CVS Health Corp. 4.30%	03/25/28	2,000	2,318

			11,331

Pipelines—0.5%
Energy Transfer LP 4.95%	06/15/28	5,000	5,842
Plains All American Pipeline LP / PAA Finance Corp. 4.50%	12/15/26	2,000	2,262

			8,104

REIT—2.3%
American Campus Communities Operating Partnership LP 3.75%	04/15/23	5,000	5,233
Camden Property Trust 2.95%	12/15/22	5,000	5,147
CyrusOne LP / CyrusOne Finance Corp. 2.90%	11/15/24	5,000	5,283
GLP Capital LP / GLP Financing II, Inc. 5.38%	11/01/23	5,000	5,453
SL Green Operating Partnership LP 3.25%	10/15/22	5,000	5,148
Ventas Realty LP 2.65%	01/15/25	5,000	5,281
WEA Finance LLC 3.15%(1)	04/05/22	5,000	5,075

			36,620

Savings & Loans—0.3%
Nationwide Building Society (United Kingdom) 4.36% (3 mo. USD LIBOR + 1.392%)(1),(2)	08/01/24	5,000	5,358

Telecommunications—0.7%
AT&T, Inc. 1.30% (3 mo. USD LIBOR + 1.180%)(2)	06/12/24	10,000	10,266
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%(1)	03/20/23	625	628

			10,894

Total Corporate Bonds (Cost: $399,437)			409,321

MUNICIPAL BONDS—0.7%
County of Miami-Dade FL Aviation Revenue, Revenue Bond 2.32%	10/01/22	5,000	5,110
Regents of the University of California Medical Center Pooled, Revenue Bond 3.26%	05/15/60	5,000	5,525

Total Municipal Bonds (Cost: $10,096)			10,635

Total Fixed Income Securities (Cost: $756,672)			777,139

		Shares
Money Market Investments—8.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(7),(8)		133,366	133,366

Total Money Market Investments (Cost: $133,366)			133,366

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—45.7%
U.S. TREASURY SECURITIES—45.7%
U.S. Cash Management Bill 0.04%(9)	10/12/21	$90,000	89,993
U.S. Treasury Bill 0.02%(9)	08/12/21	143,000	142,999
0.04%(9)	08/19/21	50,000	49,999
0.04%(9)	08/31/21	150,000	149,995
0.05%(9)	10/07/21	150,000	149,986
0.05%(9)	01/06/22	150,000	149,967

Total U.S. Treasury Securities (Cost: $732,934)			732,939

Total Investments (102.4%) (Cost: $1,622,972)			1,643,444

Liabilities In Excess Of Other Assets (-2.4%)			(38,808)

Net Assets (100.0%)			$1,604,636

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2021

Total Return Swaps(8)

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Payment Frequency	Unrealized Appreciation	Premium Paid	Value
OTC Swaps
$1,569,329	8/24/21	Credit Suisse International	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index(10)	Monthly	$30,758	$—	$30,758

Notes to the Schedule of Investments:

CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/O	Interest Only Security.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2021, the value of these securities amounted to $158,644 or 9.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2021.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Security is not accruing interest.
(5)	Restricted security (Note 3).
(6)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(7)	Rate disclosed is the 7-day net yield as of July 31, 2021.
(8)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.
(9)	Rate shown represents yield-to-maturity.
(10)	Custom Index has exposure to the following commodities as shown on the next page.

TCW Enhanced Commodity Strategy Fund

Consolidated schedule of Investments (Unaudited)	July 31, 2021

Description(1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$183,298	11.68%	$(192)
Natural Gas	157,404	10.03%	10,825
WTI Crude Oil	152,853	9.74%	4,972
Brent Crude Oil	123,820	7.89%	3,843
Copper High Grade	85,685	5.46%	3,052
Corn	81,291	5.18%	(1,138)
Soybeans	76,269	4.86%	(2,446)
Aluminum Primary	70,620	4.50%	2,771
Soybean Oil	60,576	3.86%	(2,132)
Live Cattle	56,025	3.57%	717
Coffee ‘C’ Arabica	54,299	3.46%	5,496
Silver	53,828	3.43%	(520)
Gasoil	48,178	3.07%	1,288
Sugar#11	45,197	2.88%	512
Zinc High Grade	44,883	2.86%	342
SRW Wheat	42,215	2.69%	661
RBOB Gasoline	41,430	2.64%	1,870
Heating Oil	39,076	2.49%	1,504
Soybean Meal	38,762	2.47%	(1,374)
Nickel Primary	38,606	2.46%	970
Lean Hogs	29,033	1.85%	(916)
HRW Wheat	23,697	1.51%	759
Cotton	22,284	1.42%	(137)
United States Treasury Bill	—	—	31

	$1,569,329	100.00%	$30,758

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Sector (Unaudited)	July 31, 2021

Sector	Percentage of Net Assets
U.S. Treasury Securities	45.7%
Corporate Bonds	25.5
Money Market Investments	8.3
Asset-Backed Securities	7.9
Residential Mortgage-Backed Securities—Non-Agency	7.4
Commercial Mortgage-Backed Securities—Non-Agency	4.4
Commercial Mortgage-Backed Securities—Agency	2.0
Municipal Bonds	0.7
Residential Mortgage-Backed Securities—Agency	0.5
Other*	(2.4)

Total	100.0%

*	Includes swaps, interest receivable and accrued expenses payable.

TCW Enhanced Commodity Strategy Fund

Fair Valuation Summary (Unaudited)	July 31, 2021

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$126,806	$—	$126,806
Commercial Mortgage-Backed Securities—Agency	—	32,362	—	32,362
Commercial Mortgage-Backed Securities—Non-Agency	—	70,948	—	70,948
Residential Mortgage-Backed Securities—Agency	—	7,901	—	7,901
Residential Mortgage-Backed Securities—Non-Agency	—	119,166	—	119,166
Corporate Bonds*	—	409,321	—	409,321
Municipal Bonds	—	10,635	—	10,635

Total Fixed Income Securities	—	777,139	—	777,139

Money Market Investments	133,366	—	—	133,366
Short-Term Investments	732,939	—	—	732,939

Total Investments	$866,305	$777,139	$—	$1,643,444

Asset Derivatives
Swap Agreements
Commodity Risk	—	30,758	—	30,758

Total	$866,305	$807,897	$—	$1,674,202

*	See Schedule of Investments for corresponding industries.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—105.8% of Net Assets
CORPORATE BONDS—24.0%

Aerospace/Defense—0.2%
Boeing Co. (The) 1.43%	02/04/24		$80,000	$80,184

Agriculture—1.2%
Altria Group, Inc. 1.00%	02/15/23		100,000	120,533
BAT Capital Corp. 4.54%	08/15/47		55,000	59,554
BAT International Finance PLC (United Kingdom) 2.25%(1)	01/16/30		100,000	129,981
Imperial Brands Finance PLC
4.25%(2)	07/21/25		$50,000	55,244
8.13%(1)	03/15/24	GBP	50,000	81,745

				447,057

Airlines—0.3%
Delta Air Lines, Inc. Pass-Through Certificates (20-1A-AA) 2.00%	12/10/29		84,619	85,395
US Airways Group, Inc. Pass-Through Certificates (10-1A) (EETC) 6.25%	10/22/24		8,860	9,088
US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC) 5.90%	04/01/26		29,193	30,859

				125,342

Auto Manufacturers—0.6%
Daimler Finance North America LLC 2.20%(2)	10/30/21		60,000	60,278
Ford Motor Credit Co. LLC
1.20% (3 mo. USD LIBOR + 1.080%)(3)	08/03/22		25,000	24,938
1.42% (3 mo. USD LIBOR + 1.270%)(3)	03/28/22		20,000	19,941
3.22%	01/09/22		20,000	20,190
3.81%	10/12/21		5,000	5,030
General Motors Financial Co., Inc.
3.15%	06/30/22		20,000	20,447
3.45%	04/10/22		5,000	5,079
3.55%	07/08/22		10,000	10,287
4.20%	11/06/21		30,000	30,304
4.38%	09/25/21		20,000	20,118

				216,612

Banks—5.0%
Bank of America Corp.
1.66% (SOFR + 0.910%)(3)	03/11/27		180,000	183,063
2.09% (SOFR + 1.060%)(3)	06/14/29		75,000	76,428
3.09% (3 mo. USD LIBOR + 1.090%)(3)	10/01/25		80,000	85,442
3.82% (3 mo. USD LIBOR + 1.575%)(3)	01/20/28		25,000	27,981
Citigroup, Inc. 1.46% (SOFR + 0.770%)(3)	06/09/27		75,000	75,210
Credit Suisse Group AG
1.31% (SOFR + 0.980%)(2),(3)	02/02/27		35,000	34,560
2.19% (SOFR + 2.044%)(2),(3)	06/05/26		85,000	87,455
2.59% (SOFR + 1.560%)(2),(3)	09/11/25		25,000	26,059
4.55%	04/17/26		30,000	34,108
Goldman Sachs Group, Inc. (The)
1.09% (SOFR + 0.789%)(3)	12/09/26		10,000	9,937
3.27% (3 mo. USD LIBOR + 1.201%)(3)	09/29/25		130,000	139,616
HSBC Holdings PLC (United Kingdom)
1.75% (SONIO/N + 1.307%)(3)	07/24/27	GBP	100,000	140,811
2.63% (3 mo. USD LIBOR + 1.402%)(3)	11/07/25		$5,000	5,246
4.29% (3 mo. USD LIBOR + 1.348%)(3)	09/12/26		15,000	16,747
JPMorgan Chase & Co.
0.97% (SOFR + 0.580%)(3)	06/23/25		60,000	60,272
1.58% (SOFR + 0.885%)(3)	04/22/27		55,000	55,706
2.01% (SOFR + 1.585%)(3)	03/13/26		65,000	67,402
2.08% (SOFR + 1.850%)(3)	04/22/26		35,000	36,330
Lloyds Banking Group PLC (United Kingdom)
3.87% (1 year Treasury Constant Maturity Rate + 3.500%)(3)	07/09/25		50,000	54,214
3.90%	03/12/24		35,000	37,874
Macquarie Group, Ltd. 1.34% (SOFR + 1.069%)(2),(3)	01/12/27		95,000	94,879
Morgan Stanley
1.51% (SOFR + 0.858%)(3)	07/20/27		110,000	110,936
1.59% (SOFR + 0.879%)(3)	05/04/27		55,000	55,849
Santander UK Group Holdings PLC (United Kingdom)
1.53% (U.S. 1 year Treasury Constant Maturity Rate + 1.250%)(3)	08/21/26		10,000	10,079
4.80% (3 mo. USD LIBOR +1.570%)(3)	11/15/24		65,000	70,979
Santander UK PLC (United Kingdom) 5.00% (2)	11/07/23		20,000	21,752
Wells Fargo & Co.
2.19% (SOFR + 2.000%)(3)	04/30/26		25,000	26,037
2.39% (SOFR + 2.100%)(3)	06/02/28		195,000	204,235

				1,849,207

Beverages—0.5%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc. 4.90%	02/01/46		60,000	77,066
Anheuser-Busch InBev Worldwide, Inc. 4.60%	04/15/48		20,000	24,924
Bacardi, Ltd.
4.45%(2)	05/15/25		50,000	55,785
4.70%(2)	05/15/28		10,000	11,761

				169,536

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
Chemicals—0.3%
International Flavors & Fragrances, Inc. 1.75%	03/14/24	$100,000	$124,124

Commercial Services—0.3%
IHS Markit, Ltd.
4.00%(2)	03/01/26	$50,000	55,689
4.75%	08/01/28	30,000	35,803

			91,492

Diversified Financial Services—0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
3.50%	05/26/22	25,000	25,540
3.88%	01/23/28	10,000	10,826
3.95%	02/01/22	25,000	25,354
4.13%	07/03/23	15,000	15,878
4.88%	01/16/24	15,000	16,324
Air Lease Corp. 3.25%	03/01/25	20,000	21,379
Avolon Holdings Funding, Ltd.
2.88%(2)	02/15/25	30,000	31,109
5.13%(2)	10/01/23	5,000	5,407
Park Aerospace Holdings, Ltd.
4.50%(2)	03/15/23	20,000	21,035
5.25%(2)	08/15/22	5,000	5,217
5.50%(2)	02/15/24	20,000	22,048

			200,117

Electric—0.4%
FirstEnergy Transmission LLC 2.87%(2)	09/15/28	78,000	82,452
Pennsylvania Electric Co. 3.25%(2)	03/15/28	50,000	53,419

			135,871

Engineering & Construction—0.4%
Heathrow Funding, Ltd. 5.23%(2)	02/15/23	75,000	111,265
PowerTeam Services LLC 9.03%(2)	12/04/25	16,000	17,695

			128,960

Environmental Control—0.0%
GFL Environmental, Inc. (Canada)
3.75%(2)	08/01/25	7,000	7,201
5.13%(2)	12/15/26	9,000	9,462

			16,663

Food—0.5%
Kraft Heinz Foods Co.
3.00%	06/01/26	34,000	36,191
4.38%	06/01/46	15,000	17,277
5.00%	07/15/35	30,000	37,224
Pilgrim’s Pride Corp.
4.25%(2)	04/15/31	37,000	39,415
5.88%(2)	09/30/27	16,000	17,130
Post Holdings, Inc. 4.63%(2)	04/15/30	25,000	25,503

			172,740

Health Care-Products—0.3%
Becton Dickinson Euro Finance Sarl 0.63%	06/04/23	100,000	120,404

Health Care-Services—0.8%
CommonSpirit Health 2.78%	10/01/30	10,000	10,594
HCA, Inc.
4.13%	06/15/29	49,000	55,976
5.00%	03/15/24	18,000	19,925
5.25%	04/15/25	2,000	2,297
5.25%	06/15/49	84,000	110,344
Humana, Inc. 4.95%	10/01/44	10,000	13,211
Molina Healthcare, Inc.
3.88%(2)	11/15/30	63,000	66,793
5.38%	11/15/22	8,000	8,358

			287,498

Insurance—0.6%
Athene Global Funding 0.74% (SOFR + 0.700%)(2),(3)	05/24/24	55,000	55,319
Farmers Exchange Capital II 6.15% (3 mo. USD LIBOR + 3.744%)(2),(3)	11/01/53	80,000	105,939
Teachers Insurance & Annuity Association of America 4.27%(2)	05/15/47	40,000	49,367

			210,625

Internet—0.5%
Alibaba Group Holding, Ltd. 2.13%	02/09/31	95,000	94,117
Tencent Holdings, Ltd. 3.60%(2)	01/19/28	90,000	98,428

			192,545

Media—0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.38%	05/01/47	81,000	100,549
CSC Holdings LLC 6.50%(2)	02/01/29	7,000	7,741
Sirius XM Radio, Inc. 3.88%(2)	08/01/22	15,000	15,038
Virgin Media Secured Finance PLC (United Kingdom)
4.50%(2)	08/15/30	54,000	54,463
5.50%(2)	05/15/29	16,000	17,114

			194,905

Miscellaneous Manufacturers—0.8%
General Electric Co.
0.56% (3 mo. USD LIBOR + 0.380%)(3)	05/05/26	125,000	123,350
0.64% (3 mo. USD LIBOR + 0.480%)(3)	08/15/36	200,000	172,812

			296,162

Multi-National—0.2%
International Bank for Reconstruction & Development 1.75%(1)	03/13/25	650,000	75,430

Oil & Gas—2.0%
Antero Resources Corp. 8.38%(2)	07/15/26	10,000	11,339
Energean Israel Finance, Ltd. 4.50%(2)	03/30/24	50,000	50,998
Exxon Mobil Corp. 1.41%	06/26/39	100,000	120,908

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount		Value
Leviathan Bond, Ltd. 6.75%(2)	06/30/30		$55,000	$61,825
Petroleos Mexicanos
5.50%(1)	02/24/25	EUR	197,000	253,487
5.95%	01/28/31		$20,000	19,685
SA Global Sukuk, Ltd. 2.69%(2)	06/17/31		200,000	205,850
Transocean Pontus, Ltd. 6.13%(2)	08/01/25		11,600	11,470
Transocean Poseidon, Ltd. 6.88%(2)	02/01/27		7,000	6,842

				742,404

Oil & Gas Services—0.1%
Transocean Phoenix 2, Ltd. 7.75%(2)	10/15/24		13,750	13,940
USA Compression Partners LP / USA Compression Finance Corp. 6.88%	09/01/27		4,000	4,235

				18,175

Packaging & Containers—0.4%
Berry Global, Inc. 1.00%(1)	01/15/25		100,000	120,898
Graphic Packaging International LLC 4.88%	11/15/22		8,000	8,348

				129,246

Pharmaceuticals—1.5%
AbbVie, Inc. 4.50%	05/14/35		108,000	132,868
Bayer US Finance II LLC
4.25%(2)	12/15/25		35,000	39,143
4.38%(2)	12/15/28		25,000	29,010
4.63%(2)	06/25/38		25,000	30,384
4.88%(2)	06/25/48		65,000	83,806
Becton Dickinson and Co. 2.89%	06/06/22		13,000	13,260
Cigna Corp. 3.40%	03/15/51		35,000	37,793
CVS Health Corp. 5.05%	03/25/48		115,000	153,167
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.13%(2)	04/30/28		18,000	18,481

				537,912

Pipelines—0.6%
Energy Transfer LP
5.15%	03/15/45		125,000	145,930
6.50%	02/01/42		27,000	35,591
Kinder Morgan Energy Partners LP
5.00%	08/15/42		15,000	18,463
5.80%	03/15/35		25,000	32,958

				232,942

REIT—1.4%
American Assets Trust LP 3.38%	02/01/31		40,000	42,109
American Campus Communities Operating Partnership LP 4.13%	07/01/24		30,000	32,679
CyrusOne LP / CyrusOne Finance Corp.
2.90%	11/15/24		45,000	47,549
3.45%	11/15/29		45,000	48,358
GLP Capital LP / GLP Financing II, Inc.
3.35%	09/01/24		45,000	47,875
5.25%	06/01/25		15,000	16,931
5.30%	01/15/29		40,000	47,197
5.38%	04/15/26		25,000	28,970
5.75%	06/01/28		5,000	6,017
Healthcare Trust of America Holdings LP (REIT) 3.10%	02/15/30		75,000	81,145
Lexington Realty Trust 2.70%	09/15/30		20,000	20,807
SL Green Operating Partnership LP
1.14% (3 mo. USD LIBOR + 0.980%)(3)	08/16/21		50,000	50,009
3.25%	10/15/22		55,000	56,624

				526,270

Retail—0.4%
7-Eleven, Inc. 0.80%(2)	02/10/24		60,000	60,016
Alimentation Couche-Tard, Inc. 3.06%	07/26/24		95,000	79,866
Michaels Cos, Inc. (The) 5.25%(2)	05/01/28		20,000	20,726

				160,608

Savings & Loans—0.2%
Nationwide Building Society (United Kingdom) 3.77% (3 mo. USD LIBOR +1.064%)(2),(3)	03/08/24		65,000	68,151

Semiconductors—0.1%
Intel Corp. 4.75%	03/25/50		20,000	26,827

Software—0.3%
Oracle Corp.
2.88%	03/25/31		35,000	37,034
3.95%	03/25/51		55,000	61,221

				98,255

Telecommunications—3.1%
AT&T, Inc.
2.55%(2)	12/01/33		28,000	28,250
3.80%(2)	12/01/57		106,000	112,867
4.75%	05/15/46		130,000	160,114
Frontier Communications Holdings LLC 5.00%(2)	05/01/28		11,000	11,391
Intelsat Jackson Holdings S. A. (Luxembourg)
8.50%(2),(4)	10/15/24		21,000	12,233
9.75%(2),(4)	07/15/25		15,000	8,488
Level 3 Financing, Inc.
3.63%(2)	01/15/29		15,000	14,604
3.88%(2)	11/15/29		35,000	37,800
4.63%(2)	09/15/27		3,000	3,120
Qwest Corp. 7.25%	09/15/25		33,000	39,188
Sprint Corp. 7.88%	09/15/23		16,000	18,122
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%(2)	03/20/23		10,938	10,989
4.74%(2)	03/20/25		239,063	256,331
T-Mobile USA, Inc.
2.55%	02/15/31		20,000	20,529
2.63%	04/15/26		90,000	92,226
3.75%	04/15/27		60,000	66,926
3.88%	04/15/30		20,000	22,650
4.38%	04/15/40		20,000	23,729
Verizon Communications, Inc. 2.10%	03/22/28		20,000	20,597

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount		Value
2.55%	03/21/31		$55,000	$57,207
Vodafone Group PLC (United Kingdom) 4.88%	06/19/49		108,000	138,013

				1,155,374

Total Corporate Bonds (Cost: $8,571,667)				8,831,638

MUNICIPAL BONDS—0.6%
Alabama Economic Settlement Authority, Revenue Bond 4.26%	09/15/32		40,000	46,944
City of New York NY, General Obligation Unlimited
3.00%	08/01/34		55,000	59,620
3.62%	04/01/31		50,000	55,988
County of Miami-Dade FL Aviation Revenue, Revenue Bond 2.86%	10/01/35		50,000	52,888
Metropolitan Transportation Authority, Revenue Bond 5.18%	11/15/49		10,000	13,524

Total Municipal Bonds (Cost: $215,551)				228,964

FOREIGN GOVERNMENT BONDS—45.5%
Australia Government Bond
2.50%(1)	05/21/30	AUD	413,000	340,816
2.75%(1)	11/21/28	AUD	130,000	108,180
2.75%(1)	05/21/41	AUD	122,000	102,973
Bonos de la Tesoreria de la Republica en pesos
2.30%(1)	10/01/28	CLP	60,000,000	69,246
2.50%	03/01/25	CLP	220,000,000	283,848
Brazil Letras do Tesouro Nacional 0.00%(5)	01/01/24	BRL	2,618,000	417,240
Canada Housing Trust 0.95%(2)	06/15/25	CAD	100,000	80,319
Canada Housing Trust No 1 1.75%(2)	06/15/30	CAD	315,000	257,175
Canadian Government Bond
0.25%	03/01/26	CAD	225,000	175,662
2.75%	12/01/48	CAD	35,000	34,208
China Development Bank
3.09%	06/18/30	CNY	370,000	56,425
3.18%	04/05/26	CNY	3,250,000	506,469
4.24%	08/24/27	CNY	4,800,000	787,443
China Government Bond
2.85%	06/04/27	CNY	6,730,000	1,045,943
3.13%	11/21/29	CNY	3,260,000	512,423
3.72%	04/12/51	CNY	3,180,000	516,450
Colombia Government International Bond 4.13%	02/22/42		$200,000	192,800
Colombian TES
5.75%	11/03/27	COP	275,700,000	68,855
7.75%	09/18/30	COP	381,500,000	104,092
Czech Republic Government Bond 0.45%(1)	10/25/23	CZK	2,980,000	136,025
French Republic Government Bond OAT
0.00%(1),(5)	11/25/31	EUR	30,000	35,969
0.50 (1)	06/25/44	EUR	55,000	65,346
0.75 (1)	05/25/52	EUR	32,000	38,538
Hungary Government Bond
2.50%	10/24/24	HUF	22,350,000	75,634
3.00%	08/21/30	HUF	2,250,000	7,863
Indonesia Government International Bond 1.40%	10/30/31	EUR	200,000	242,199
Indonesia Treasury Bond
5.50%	04/15/26	IDR	1,145,000,000	80,318
6.63%	05/15/33	IDR	591,000,000	41,000
Ireland Government Bond
0.90%(1)	05/15/28	EUR	115,000	148,681
1.30%(1)	05/15/33	EUR	65,000	88,789
1.35%(1)	03/18/31	EUR	$30,000	40,813
2.00%(1)	02/18/45	EUR	9,000	14,272
Israel Government Bond 3.75%	03/31/47	ILS	94,000	38,725
Italy Buoni Poliennali Del Tesoro
0.35%(1)	02/01/25	EUR	285,000	344,725
0.60%(1)	08/01/31	EUR	30,000	35,508
1.50%(1)	04/30/45	EUR	95,000	113,957
Japan Government Five Year Bond 0.10%	09/20/25	JPY	73,800,000	679,142
Japan Government Ten-Year Bond 1.00%	09/20/21	JPY	50,150,000	457,609
Japan Government Thirty Year Bond
0.40%	03/20/50	JPY	49,950,000	430,537
2.00%	03/20/42	JPY	37,750,000	452,292
Japan Government Twenty Year Bond 0.50%	09/20/36	JPY	28,500,000	270,925
Korea Treasury Bond 1.88%	06/10/26	KRW	464,570,000	407,652
Malaysia Government Bond 4.64%	11/07/33	MYR	1,052,000	272,099
Mexico Government Bond (BONOS)
5.75%	03/05/26	MXN	7,590,000	371,904
7.75%	05/29/31	MXN	1,399,000	74,848
Mexico Government International Bond 1.45%	10/25/33	EUR	100,000	113,006
New Zealand Government Bond
1.75%	05/15/41	NZD	180,000	115,455
2.75%(1)	04/15/37	NZD	107,000	82,354
Norway Government Bond
1.50%(1)	02/19/26	NOK	4,585,000	532,227
3.00%(1)	03/14/24	NOK	1,345,000	161,196
Panama Government International Bond 3.75%(1)	04/17/26		$18,000	19,516
Portugal Obrigacoes do Tesouro OT
1.00%(1)	04/12/52	EUR	115,000	132,460
2.13%(1)	10/17/28	EUR	64,000	88,819
2.25%(1)	04/18/34	EUR	245,000	359,299
4.95%(1)	10/25/23	EUR	168,000	224,279
Province of Ontario Canada
1.85%	02/01/27	CAD	155,000	128,529
2.05%	06/02/30	CAD	70,000	57,609
2.60%	06/02/25	CAD	45,000	38,249
2.65%	02/05/25	CAD	75,000	63,784
Republic of Poland Government Bond 3.25%	07/25/25	PLN	311,000	88,406
Romania Government Bond
3.25%	06/24/26	RON	650,000	158,185
3.65%	09/24/31	RON	485,000	116,710
Romanian Government International Bond
2.00%(1)	01/28/32	EUR	87,000	103,967
2.00%(2)	01/28/32	EUR	100,000	119,502
3.62%	05/26/30	EUR	50,000	68,518
Russian Federal Bond—OFZ 7.95%	10/07/26	RUB	8,790,000	126,957
Saudi Government International Bond 2.00%(1)	07/09/39	EUR	100,000	123,477
Singapore Government Bond
0.50%	11/01/25	SGD	240,000	176,052
1.63%	07/01/31	SGD	155,000	117,970
2.88%	09/01/30	SGD	325,000	273,013
South Africa Government Bond
7.00%	02/28/31	ZAR	3,394,000	200,003
10.50%	12/21/26	ZAR	2,190,000	170,570
Spain Government Bond 0.35%	07/30/23	EUR	295,000	356,347

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount		Value
0.60%(1)	10/31/29	EUR	212,000	$263,594
1.00%(1)	10/31/50	EUR	74,000	84,053
1.85%(1)	07/30/35	EUR	190,000	264,890
2.35%(1)	07/30/33	EUR	110,000	160,439
United Kingdom Gilt
1.25%(1)	10/22/41	GBP	206,000	300,501
1.63%(1)	10/22/28	GBP	95,000	143,459
1.75%(1)	09/07/37	GBP	186,000	291,395
2.75%(1)	09/07/24	GBP	110,000	165,293
3.75%(1)	09/07/21	GBP	120,000	167,444

Total Foreign Government Bonds (Cost: $16,684,077)				16,783,464

ASSET-BACKED SECURITIES—4.6%
BlueMountain CLO, Ltd. (13-1A-A1R2) 1.36%(3 mo. USD LIBOR + 1.230%)(2),(3)	01/20/29		25,548	25,564
CoreVest American Finance Trust (20-1-A2) 2.30%(2)	03/15/50		30,000	31,242
Dryden Senior Loan Fund 1.81% (3 mo. USD LIBOR + 1.650%)(2),(3)	05/15/32		185,000	185,151
Eaton Vance CLO, Ltd. (13-1A-A13R) 1.38% (3 mo. USD LIBOR + 1.250%)(2),(3)	01/15/34		150,000	150,427
Educational Funding of the South, Inc. (11-1-A2) 0.78% (3 mo. USD LIBOR + 0.650%)(3)	04/25/35		12,093	12,074
Gilbert Park CLO, Ltd. (17-1A-A) 1.32% (3 mo. USD LIBOR + 1.190%)(2),(3)	10/15/30		100,000	100,061
GoldenTree Loan Opportunities IX, Ltd. (14-9A-AR2) 1.24% (3 mo. USD LIBOR + 1.110%)(2),(3)	10/29/29		100,000	100,176
LCM XIII LP (13A-ARR) 1.27% (3 mo. USD LIBOR + 1.140%)(2),(3)	07/19/27		45,000	44,980
Madison Park Funding XLVIII, Ltd. (21-48A-A) 1.28% (3 mo. USD LIBOR + 1.150%)(2),(3)	04/19/33		150,000	150,218
Madison Park Funding XVII, Ltd. (15-17A-AR2) 1.13% (3 mo. USD LIBOR + 1.000%)(2),(3)	07/21/30		150,000	149,998
OCP CLO, Ltd. (20-19A-A1) 1.88% (3 mo. USD LIBOR + 1.750%)(2),(3)	07/20/31		100,000	100,050
Palmer Square CLO, Ltd. (19-1A-A1) 1.18% (3 mo. USD LIBOR + 1.05%)(2),(3)	04/20/27		13,234	13,249
Rockford Tower CLO, Ltd. (21-1A-B) 1.73% (3 mo. USD LIBOR + 1.650%)(2),(3)	07/20/34		180,000	180,209
Sixth Street CLO XVII, Ltd. (21-17A-A) 1.41% (3 mo. USD LIBOR + 1.240%)(2),(3)	01/20/34		150,000	150,422
SLC Student Loan Trust (06-1-A6) 0.28% (3 mo. USD LIBOR + 0.160%)(3)	03/15/55		100,000	97,859
SLM Student Loan Trust (08-5-B) 1.98% (3 mo. USD LIBOR + 1.850%)(3)	07/25/73		50,000	49,516
SLM Student Loan Trust (08-8-B) 2.38% (3 mo. USD LIBOR + 2.250%)(3)	10/25/75		57,000	57,632
SLM Student Loan Trust (08-9-B) 2.38% (3 mo. USD LIBOR + 2.250%)(3)	10/25/83		57,000	57,594
Student Loan Consolidation Center (02-2-B2) 1.65% (28-Day Auction Rate)(2),(3)	07/01/42		50,000	46,157

Total Asset-backed Securities (Cost: $1,687,798)				1,702,579

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—1.4%
Fannie Mae (16-M2-X3) (I/O) 2.09%(6)	04/25/36		428,451	4,323
Fannie Mae (16-M4-X2) (I/O) 2.66%(6)	01/25/39		918,854	42,977
Fannie Mae, Pool #BL6060 2.46%	04/01/40		90,000	96,003
Freddie Mac Multifamily Structured Pass Through Certificates (K028-X1) (I/O) 0.24%(6)	02/25/23		3,376,542	10,618
Freddie Mac Multifamily Structured Pass Through Certificates (KF59-A) 0.64% (1 mo. USD LIBOR + 0.540%)(3)	02/25/29		62,178	62,733
Freddie Mac Multifamily Structured Pass Through Certificates (KF73-AL) 0.70% (1 mo. USD LIBOR + 0.600%)(3)	11/25/29		182,928	184,643
Freddie Mac Multifamily Structured Pass-Through Certificates (K022-X3) (I/O) 1.81%(6)	08/25/40		800,000	14,445
Freddie Mac Multifamily Structured Pass-Through Certificates (K025-X3) (I/O) 1.75%(6)	11/25/40		2,850,000	58,744
Ginnie Mae (11-147-IO) (I/O) 0.00%(5),(6)	10/16/44		1,001,879	708
Ginnie Mae (12-144-IO) (I/O) 0.37%(6)	01/16/53		2,013,794	27,448

Total Commercial Mortgage-Backed Securities—Agency (Cost: $550,717)				502,642

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—4.1%
Bank of America-First Union NB Commercial Mortgage (01-3-XC) (I/O) 1.30%(2),(6),(7)	04/11/37		1,070,917	11,284
COMM Mortgage Trust (13-CR7-XA) (I/O) 1.20%(6)	03/10/46		689,975	10,707
COMM Mortgage Trust (12-CR4-XA) (I/O) 1.69%(6)	10/15/45		827,845	13,249
CPT Mortgage Trust (19-CPT-A) 2.87%(2)	11/13/39		35,000	37,795
DC Office Trust (19-MTC-A) 2.97%(2)	09/15/45		35,000	37,967
GS Mortgage Securities Corp. II (17-375H-A) 3.48%(2),(6)	09/10/37		75,000	82,990
GS Mortgage Securities Trust (10-C1-X) (I/O) 0.74%(2),(6)	08/10/43		1,934,891	23,441

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
GS Mortgage Securities Trust (11-GC3-X) (I/O) 0.29%(2),(6)	03/10/44	$815,576	$2,477
GS Mortgage Securities Trust (13-GC12-XA) (I/O) 1.40%(6)	06/10/46	4,782,421	91,029
GS Mortgage Securities Trust (14-GC20-XA) (I/O) 0.99%(6)	04/10/47	1,103,866	24,194
Hudson Yards Mortgage Trust (19-55HY-A) 2.94%(2),(6)	12/10/41	35,000	38,219
JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-XB) (I/O) 0.39%(2),(6)	02/15/46	6,381,223	66,681
JPMorgan Chase Commercial Mortgage Securities Trust (14-C19-XA) (I/O) 0.66%(6)	04/15/47	2,495,603	39,018
Morgan Stanley Bank of America Merrill Lynch Trust (13-C7-XA) (I/O) 1.32%(6)	02/15/46	2,097,960	30,818
Natixis Commercial Mortgage Securities Trust (19-FAME-A) 3.05%(2)	08/15/36	130,000	130,873
Natixis Commercial Mortgage Securities Trust (19-NEMA-A) 3.82%(2)	02/15/39	190,000	206,811
New York City Housing Development Corp. (14-8SPR A) 3.71%	02/15/48	135,000	142,598
One Bryant Park Trust (19-OBP-A) 2.52%(2)	09/15/54	40,000	42,199
One Market Plaza Trust (17-1MKT-A) 3.61%(2)	02/10/32	150,000	155,962
Taurus CMBS (21-UK1A-A) 0.90%(2)	05/17/31	100,000	139,642
Taurus CMBS (21-UK4A-B) 0.00% (SONIA3M IR + 1.500%)(2),(3)	08/17/31	100,000	139,049
WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O) 1.86%(2),(6)	11/15/45	2,495,861	38,517

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $1,320,976)			1,505,520

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—15.5%
Fannie Mae, Pool #MA4152 2.00%	10/01/40	89,014	91,563
Fannie Mae (07-52-LS) (I/O) (I/F) 5.96% (-1 mo. USD LIBOR + 6.050%)(3)	06/25/37	52,161	5,970
Fannie Mae (08-18-SM) (I/O) (I/F) 6.91% (-1 mo. USD LIBOR + 7.000%)(3)	03/25/38	50,251	7,865
Fannie Mae (09-115-SB) (I/O) (I/F) 6.16% (-1 mo. USD LIBOR + 6.250%)(3)	01/25/40	36,467	6,532
Fannie Mae (10-116-SE) (I/O) (I/F) 6.51% (-1 mo. USD LIBOR + 6.600%)(3)	10/25/40	62,981	12,483
Fannie Mae, Pool #AB3679 3.50%	10/01/41	61,700	67,790
Fannie Mae, Pool #AB4045 3.50%	12/01/41	87,659	97,413
Fannie Mae, Pool #AT5914 3.50%	06/01/43	30,726	33,412
Fannie Mae, Pool #BD7081 4.00%	03/01/47	26,194	28,310
Fannie Mae, Pool #CA0996 3.50%	01/01/48	71,835	77,939
Fannie Mae, Pool #CA2208 4.50%	08/01/48	3,005	3,247
Fannie Mae, Pool #FM2870 3.00%	03/01/50	179,172	191,501
Fannie Mae, Pool #MA1527 3.00%	08/01/33	17,189	18,369
Fannie Mae, Pool #MA1652 3.50%	11/01/33	27,421	29,613
Fannie Mae, Pool #MA2705 3.00%	08/01/46	89,484	94,579
Fannie Mae, Pool #MA4204 2.00%	12/01/40	73,086	75,164
Freddie Mac, Pool #SD0231 3.00%	01/01/50	132,517	141,635
Freddie Mac (3439-SC) (I/O) (I/F) 5.81% (-1 mo. USD LIBOR + 5.900%)(3)	04/15/38	49,833	7,942
Freddie Mac, Pool #G08681 3.50%	12/01/45	26,301	28,236
Freddie Mac, Pool #G08698 3.50%	03/01/46	24,843	26,676
Freddie Mac, Pool #G08716 3.50%	08/01/46	26,270	28,087
Freddie Mac, Pool #G08721 3.00%	09/01/46	4,879	5,158
Freddie Mac, Pool #G08722 3.50%	09/01/46	2,662	2,846
Freddie Mac, Pool #G08732 3.00%	11/01/46	6,844	7,236
Freddie Mac, Pool #G08762 4.00%	05/01/47	24,431	26,331
Freddie Mac, Pool #G08833 5.00%	07/01/48	4,469	4,883
Freddie Mac, Pool #G18592 3.00%	03/01/31	4,490	4,747
Freddie Mac, Pool #ZT1703 4.00%	01/01/49	63,654	69,461
Ginnie Mae (11-146-EI) (I/O) (PAC) 5.00%	11/16/41	48,013	8,725
Ginnie Mae, Pool #MA3662 3.00%	05/20/46	45,370	47,882
Ginnie Mae II, Pool #MA3597 3.50%	04/20/46	16,863	17,911
Ginnie Mae II, Pool #MA3663 3.50%	05/20/46	2,470	2,624
Ginnie Mae II, Pool #MA3803 3.50%	07/20/46	11,613	12,334
Ginnie Mae II, Pool #MA4454 5.00%	05/20/47	12,408	13,590
Ginnie Mae II, Pool #MA4900 3.50%	12/20/47	55,961	59,291
Ginnie Mae II, Pool #MA5399 4.50%	08/20/48	25,780	27,582
Ginnie Mae II TBA, 30 Year
2.00%(8)	10/31/50	375,000	383,452
2.50%(8)	12/01/50	250,000	259,430
Uniform Mortgage-Backed Securities TBA, 15 Year
1.50%(8)	03/02/36	225,000	229,097
2.00%(8)	03/02/36	300,000	310,995
Uniform Mortgage-Backed Securities TBA, 30 Year
2.00%(8)	01/31/51	1,200,000	1,221,422
2.50%(8)	01/31/51	1,850,000	1,922,940

Total Residential Mortgage-Backed Securities—Agency (Cost: $5,651,078)			5,712,263

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—5.2%
Banc of America Funding Trust (05-C-A3) 0.38% (1 mo. USD LIBOR + 0.300%)(3)	05/20/35	$21,474	$21,626
BCMSC Trust (00-A-A4) 8.29%(6)	06/15/30	189,525	46,793
Bear Stearns ALT-A Trust (04-8-M2) 1.81% (1 mo. USD LIBOR + 1.725%)(3)	09/25/34	102,093	101,537
Bear Stearns ALT-A Trust (05-8-11A1) 0.63% (1 mo. USD LIBOR + 0.540%)(3)	10/25/35	33,110	31,781
Carrington Mortgage Loan Trust (06-RFC1-A4) 0.57% (1 mo. USD LIBOR + 0.480%)(3)	03/25/36	44,070	43,978
DSLA Mortgage Loan Trust (04-AR1-A1A) 0.93% (1 mo. USD LIBOR + 0.840%)(3)	09/19/44	84,776	83,288
First Horizon Mortgage Pass-Through Trust (05-AR4-2A1) 2.91%(6),(9)	10/25/35	26,007	26,185
Homestar Mortgage Acceptance Corp. (04-6-M4) 1.89% (1 mo. USD LIBOR + 1.800%)(3)	01/25/35	100,000	100,044
HSI Asset Securitization Corp. (06-WMC1-A3) 0.39% (1 mo. USD LIBOR + 0.300%)(3)	07/25/36	311,274	184,422
IndyMac INDX Mortgage Loan Trust (05-AR15-A2) 2.98(6)	09/25/35	56,370	51,291
JPMorgan Mortgage Acquisition Trust (06-CH2-AF3) 5.46%	09/25/29	219,553	173,435
JPMorgan Mortgage Trust (05-A6-7A1) 3.13%(6),(9)	08/25/35	17,055	16,092
Long Beach Mortgage Loan Trust (06-WL1-2A4) 0.77% (1 mo. USD LIBOR + 0.680%)(3)	01/25/46	17,678	17,692
Merrill Lynch Alternative Note Asset Trust (07-A1-A2B) 0.24% (1 mo. USD LIBOR + 0.150%)(3)	01/25/37	313,143	136,219
Merrill Lynch Alternative Note Asset Trust (07-A3-A2D) 0.42% (1 mo. USD LIBOR + 0.330%)(3),(10)	04/25/37	1,251,739	92,217
Mid-State Trust (04-1-A) 6.01%	08/15/37	62,778	66,364
Morgan Stanley ABS Capital I, Inc. Trust (05-HE2-M2) 0.75% (1 mo. USD LIBOR + 0.660%)(3)	01/25/35	133,819	131,404
Morgan Stanley ABS Capital I, Inc. Trust (06-HE4-A4) 0.57% (1 mo. USD LIBOR + 0.480%)(3)	06/25/36	275,357	185,318
MortgageIT Trust (05-1-1A1) 0.73% (1 mo. USD LIBOR + 0.640%)(3)	02/25/35	22,255	22,299
Nationstar Home Equity Loan Trust (07-B-2AV4) 0.41% (1 mo. USD LIBOR + 0.320%)(3)	04/25/37	43,000	42,316
Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D) 0.63% (1 mo. USD LIBOR + 0.540%)(3)	03/25/37	94,318	92,955
Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1) 2.44%(6),(9)	12/25/34	23,816	24,271
Structured Asset Mortgage Investments II Trust (05-AR6-2A1) 0.71% (1 mo. USD LIBOR + 0.620%)(3)	09/25/45	30,163	28,998
Structured Asset Mortgage Investments, Inc. (06-AR3-22A1) 2.58%(6)	05/25/36	142,569	93,011
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust (05-AR2-2A1B) 0.83% (1 mo. USD LIBOR + 0.740%)(3)	01/25/45	103,465	105,237

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $1,941,108)			1,918,773

U.S. TREASURY SECURITIES—4.9%
U.S. Treasury Bond 2.38%	05/15/51	300,000	332,320
U.S. Treasury Note
0.13%	05/31/23	155,000	154,891
0.13%	06/30/23	310,000	309,746
0.63%	07/31/26	255,000	254,113
0.75%	05/31/26	180,000	180,654
0.88%	06/30/26	510,000	514,720
1.63%	05/15/31	60,000	62,208

Total U.S. Treasury Securities (Cost: $1,793,811)			1,808,652

Total Fixed Income Securities (Cost: $38,416,783)			38,994,495

	Issues	Shares
MONEY MARKET INVESTMENTS—4.8%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(11)		1,769,215	1,769,215

Total Money Market Investments (Cost: $1,769,215)			1,769,215

INVESTMENT COMPANIES—3.4%
TCW Emerging Markets Income Fund—I Class(12)		153,425	1,253,486

Total Investment Companies (Cost: $1,258,803)			1,253,486

Total Investments (114.0%) (Cost: $41,444,801)			42,017,196

Liabilities In Excess Of Other Assets (-14.0%)			(5,160,966)

Net Assets (100.0%)			$36,856,230

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(13)
State Street Bank & Trust Co.	AUD	37,000	10/22/21	$28,053	$27,207	$(846)
Goldman Sachs & Co.	AUD	270,000	10/22/21	198,134	198,536	402
Goldman Sachs & Co.	BRL	720,000	08/31/21	135,780	139,345	3,565
State Street Bank & Trust Co.	CAD	289,000	10/22/21	235,075	231,489	(3,586)
State Street Bank & Trust Co.	CNY	237,000	10/22/21	36,287	36,498	211
JP Morgan Chase Bank	COP	342,120,000	10/22/21	88,907	88,137	(770)
State Street Bank & Trust Co.	CZK	3,981,000	10/22/21	185,062	185,109	47
Citibank N.A.	CZK	3,135,427	10/22/21	146,675	145,791	(884)
Goldman Sachs & Co.	EUR	32,419	08/02/21	38,543	38,442	(101)
State Street Bank & Trust Co.	EUR	2,998,881	10/22/21	3,585,046	3,561,710	(23,336)
Goldman Sachs & Co.	EUR	45,000	10/22/21	53,102	53,445	343
State Street Bank & Trust Co.	GBP	100,000	08/19/21	138,842	139,040	198
State Street Bank & Trust Co.	GBP	188,000	10/22/21	261,688	261,432	(256)
Goldman Sachs & Co.	HUF	97,236,200	10/22/21	329,775	321,813	(7,962)
State Street Bank & Trust Co.	HUF	11,170,000	10/22/21	36,784	36,968	184
Barclays Capital	HUF	27,109,625	10/22/21	89,791	89,722	(69)
Goldman Sachs & Co.	ILS	108,652	10/22/21	33,424	33,702	278
Goldman Sachs & Co.	JPY	1,422,658	08/03/21	12,983	12,963	(20)
State Street Bank & Trust Co.	JPY	270,108,000	10/22/21	2,443,215	2,462,677	19,462
Citibank N.A.	KRW	410,335,058	10/22/21	357,978	356,321	(1,657)
Goldman Sachs & Co.	NZD	50,000	10/22/21	35,130	34,882	(248)
State Street Bank & Trust Co.	NZD	125,000	10/22/21	87,824	87,204	(620)
Goldman Sachs & Co.	PEN	160,000	09/15/21	44,077	39,518	(4,559)
Goldman Sachs & Co.	PLN	423,509	10/22/21	111,519	110,031	(1,488)
State Street Bank & Trust Co.	SEK	2,100,000	10/22/21	247,693	244,219	(3,474)
Goldman Sachs & Co.	SGD	159,822	08/03/21	118,102	118,028	(74)
Citibank N.A.	THB	1,160,000	10/21/21	36,016	35,280	(736)
Goldman Sachs & Co.	ZAR	2,081,705	10/22/21	140,910	140,870	(40)

				$9,256,415	$9,230,379	$(26,036)

SELL(14)
Goldman Sachs & Co.	AUD	170,000	10/22/21	$125,641	$125,004	$637
State Street Bank & Trust Co.	AUD	68,000	10/22/21	51,467	50,001	1,466
Goldman Sachs & Co.	BRL	720,000	08/31/21	128,258	139,346	(11,088)
Goldman Sachs & Co.	BRL	2,200,000	12/13/21	384,301	419,026	(34,725)
State Street Bank & Trust Co.	CAD	45,000	10/22/21	35,925	36,045	(120)
Goldman Sachs & Co.	CLP	183,904,769	10/22/21	244,065	241,675	2,390
Citibank N.A.	CLP	83,687,660	10/22/21	109,889	109,976	(87)
Barclays Capital	CNH	699,987	10/22/21	107,359	107,583	(224)
State Street Bank & Trust Co.	CNY	2,989,791	10/22/21	459,446	460,433	(987)
Goldman Sachs & Co.	COP	913,676,512	10/22/21	239,397	235,381	4,016
State Street Bank & Trust Co.	CZK	3,885,000	10/22/21	181,362	180,644	718
Goldman Sachs & Co.	EUR	30,000	10/22/21	35,724	35,630	94
State Street Bank & Trust Co.	EUR	75,000	10/22/21	89,586	89,076	510
State Street Bank & Trust Co.	GBP	200,000	10/22/21	276,927	278,120	(1,193)
State Street Bank & Trust Co.	HUF	96,057,920	10/22/21	322,825	317,913	4,912
Goldman Sachs & Co.	HUF	48,618,100	10/22/21	164,745	160,906	3,839
State Street Bank & Trust Co.	ILS	54,326	10/22/21	16,702	16,851	(149)
Goldman Sachs & Co.	JPY	1,425,000	10/22/21	13,013	12,992	21
State Street Bank & Trust Co.	JPY	24,070,000	10/22/21	217,747	219,456	(1,709)
Goldman Sachs & Co.	KRW	391,960,470	10/22/21	344,091	340,364	3,727
Goldman Sachs & Co.	MXN	4,479,447	10/22/21	223,097	223,099	(2)
State Street Bank & Trust Co.	MXN	1,510,000	10/22/21	75,108	75,206	(98)
Goldman Sachs & Co.	MYR	516,940	10/22/21	123,810	122,089	1,721
Goldman Sachs & Co.	NOK	960,000	10/22/21	108,626	108,660	(34)
State Street Bank & Trust Co.	NOK	5,088,000	10/22/21	596,196	575,900	20,296
State Street Bank & Trust Co.	NZD	198,000	10/22/21	140,073	138,131	1,942
Goldman Sachs & Co.	PEN	160,000	09/15/21	44,420	39,518	4,902
Goldman Sachs & Co.	RON	1,037,961	10/22/21	250,103	249,648	455
Goldman Sachs & Co.	SEK	300,000	10/22/21	34,814	34,888	(74)
Goldman Sachs & Co.	SGD	160,000	10/22/21	118,217	118,147	70

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	SGD	359,000	10/22/21	$266,791	$265,093	$1,698
Citibank N.A.	ZAR	4,878,000	10/22/21	335,037	330,098	4,939
Goldman Sachs & Co.	ZAR	2,519,455	10/22/21	171,219	170,493	726

				$6,035,981	$6,027,392	$8,589

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation/ (Depreciation)
Long Futures
11	5-Year U.S. Treasury Note Futures	09/30/21	$1,362,724	$1,368,898	$6,174

Short Futures
7	10-Year U.S. Ultra Treasury Note Futures	09/21/21	$(1,010,298)	$(1,051,750)	$(41,452)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CLP	Chilean Peso.
CNH	Chinese Yuan Renminbi.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
EUR	Euro Currency.
GBP	British Pound Sterling.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
ILS	Israeli Shekel.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krona.
NZD	New Zealand Dollar.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.
RUB	Russian Ruble.
SEK	Swedish Krona.
SGD	Singapore Dollar.
ZAR	South African Rand.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2021, the value of these securities amounted to $6,014,041 or 16.3% of net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2021, the value of these securities amounted to $5,668,883 or 15.4% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2021.
(4)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(5)	Security is not accruing interest.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

(6)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Restricted security (Note 3).
(8)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(9)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(10)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(11)	Rate disclosed is the 7-day net yield as of July 31, 2021.
(12)	Affiliated issuer.
(13)	Fund buys foreign currency, sells U.S. Dollar.
(14)	Fund sells foreign currency, buys U.S. Dollar.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

The summary of the TCW Global Bond Fund transactions in the affiliated fund for the period ended July 31, 2021 is as follows:

Name of Affiliated Fund	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2021	Value at July 31, 2021	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Emerging Markets Income Fund—I Class	$691,609	$562,445	$—	153,425	$1,253,486	$42,386	$—	$—	$(568)

Total					$1,253,486	$42,386	$—	$—	$(568)

TCW Global Bond Fund

Investments by Sector (Unaudited)	July 31, 2021

Sector	Percentage of Net Assets
Foreign Government Bonds	45.5%
Corporate Bonds	24.0
Residential Mortgage-Backed Securities—Agency	15.5
Residential Mortgage-Backed Securities—Non-Agency	5.2
U.S. Treasury Securities	4.9
Money Market Investments	4.8
Asset-Backed Securities	4.6
Commercial Mortgage-Backed Securities—Non-Agency	4.1
Investment Companies	3.4
Commercial Mortgage-Backed Securities—Agency	1.4
Municipal Bonds	0.6
Other*	(14.0)

Total	100.0%

*	Includes capstock, forward currency exchange contracts, futures, pending trades, interest receivable and accrued expenses payable.

TCW Global Bond Fund

Investments by Country (Unaudited)	July 31, 2021

Country	Percentage of Net Assets
Australia	1.8%
Bermuda	0.4
Brazil	1.1
Canada	2.5
Cayman Islands	4.5
Chile	1.0
China	9.3
Colombia	1.0
Czech Republic	0.4
France	0.4
Great Britain	4.9
Hungary	0.2
Indonesia	1.0
Ireland	1.8
Israel	0.4
Italy	1.3
Japan	6.2
Jersey	0.3
Luxembourg	0.4
Malaysia	0.7
Mexico	2.3
New Zealand	0.5
Norway	1.9
Panama	0.1
Poland	0.2
Portugal	2.2
Romania	1.5
Russia	0.3
Saudi Arabia	0.9
Singapore	1.5
South Africa	1.0
South Korea	1.1
Spain	3.1
Supranational	0.2
Switzerland	0.5
United Kingdom	0.5
United States	56.6

Total	114.0%

TCW Global Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2021

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$8,831,638	$—	$8,831,638
Municipal Bonds	—	228,964	—	228,964
Foreign Government Bonds	—	16,783,464	—	16,783,464
Asset-Backed Securities	—	1,702,579	—	1,702,579
Commercial Mortgage-Backed Securities—Agency	—	502,642	—	502,642
Commercial Mortgage-Backed Securities—Non-Agency	—	1,505,520	—	1,505,520
Residential Mortgage-Backed Securities—Agency	—	5,712,263	—	5,712,263
Residential Mortgage-Backed Securities—Non-Agency	—	1,826,556	92,217	1,918,773
U.S. Treasury Securities	1,808,652	—	—	1,808,652

Total Fixed Income Securities	1,808,652	37,093,626	92,217	38,994,495

Money Market Investments	1,769,215	—	—	1,769,215
Investment Companies	1,253,486	—	—	1,253,486

Total Investments	$4,831,353	$37,093,626	$92,217	$42,017,196

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	83,769	—	83,769
Futures Contracts
Interest Rate Risk	6,174	—	—	6,174

Total	$4,837,527	$37,177,395	$92,217	$42,107,139

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(101,216)	$—	$(101,216)
Futures Contracts
Interest Rate Risk	(41,452)	—	—	(41,452)

Total	$(41,452)	$(101,216)	$—	$(142,668)

*	See Schedule of Investments for corresponding industries.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—95.0% of Net Assets
BANK LOANS—16.6%

Aerospace/Defense—0.1%
TransDigm, Inc. 2020 Term Loan E 2.34% (1 mo. USD LIBOR + 2.250%)(1)	05/30/25	$113,547	$111,677

Airlines—0.1%
AAdvantage Loyalty IP Ltd. 2021 Term Loan 5.50% (3 mo. USD LIBOR + 4.750%)(1)	04/20/28	70,000	72,074

Beverages—0.2%
Triton Water Holdings, Inc. Term Loan 4.00% (3 mo. USD LIBOR + 3.500%)(1)	03/31/28	275,000	273,265

Chemicals—0.7%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3 1.90% (3 mo. USD LIBOR + 1.750%)(1)	06/01/24	52,138	51,621
Zep, Inc. 2017 1st Lien Term Loan 5.00% (3 mo. USD LIBOR + 4.000%)(1)	08/12/24	710,114	691,651

			743,272

Commercial Services—1.1%
Amentum Government Services Holdings LLC 2020 Term Loan B 5.50% (3 mo. USD LIBOR + 4.750%)(1)	01/29/27	249,375	250,310
Rent-A-Center, Inc. 2021 Term Loan B 4.75% (1 mo. USD LIBOR + 4.000%)(1)	02/17/28	548,625	551,368
Spin Holdco, Inc. 2021 Term Loan 4.75% (3 mo. USD LIBOR + 4.000%)(1)	03/01/28	423,938	424,150

			1,225,828

Computers—0.7%
Peraton Holding Corp. Term Loan B 4.50% (1 mo. USD LIBOR + 3.750%)(1)	02/01/28	633,413	633,808
TierPoint, LLC 2021 Term Loan 4.50% (1 mo. USD LIBOR + 3.750%)(1)	05/05/26	194,643	194,829

			828,637

Electric—0.1%
Vistra Operations Co. LLC 1st Lien Term Loan B3 1.84% (1 mo. USD LIBOR + 1.750%)(1)	12/31/25	67,308	66,521

Entertainment—1.3%
Churchill Downs, Inc., 2017 Term Loan B 2.10% (1 mo. USD LIBOR + 2.000%)(1)	12/27/24	338,544	336,218
Crown Finance US, Inc. 2018 USD Term Loan 3.50% (6 mo. USD LIBOR + 2.500%)(1)	02/28/25	765,860	623,652
Crown Finance US, Inc. 2020 Term Loan B1 7.00% (3 mo. USD LIBOR + 6.000%)(1)	05/23/24	205,903	256,459
Golden Nugget, Inc. 2020 Initial Term Loan 13.00% (3 mo. USD LIBOR + 12.000%)(1)	10/04/23	3,020	3,367
Scientific Games International, Inc., 2018 Term Loan B5 2.84% (1 mo. USD LIBOR + 2.750%)(1)	08/14/24	310,730	306,566

			1,526,262

Environmental Control—0.0%
GFL Environmental, Inc. 2020 Term Loan 3.50% (3 mo. USD LIBOR + 3.000%)(1)	05/30/25	49,367	49,402

Food—0.5%
Dhanani Group, Inc., 2018 Term Loan B 3.84% (1 mo. USD LIBOR + 3.750%)(1)	07/20/25	556,642	553,628

Health Care-Products—0.2%
Auris Luxembourg III Sarl, 2018 USD Term Loan B2 3.84% (1 mo. USD LIBOR + 3.750%)(1)	02/27/26	16,129	15,917
Avantor, Inc. 2021 Term Loan B5 2.75% (1 mo. USD LIBOR + 2.250%)(1)	11/08/27	248,750	248,258

			264,175

Health Care-Services—1.6%
ADMI Corp. 2021 Term Loan B2 3.63% (1 mo. USD LIBOR + 3.125%)(1)	12/23/27	274,313	270,129
eResearchTechnology, Inc. 2020 1st Lien Term Loan 5.50% (1 mo. USD LIBOR + 4.500%)(1)	02/04/27	129,347	129,751
Gentiva Health Services, Inc., 2020 Term Loan 2.88% (1 mo. USD LIBOR + 2.750%)(1)	07/02/25	153,289	152,907
ICON Luxembourg Sarl LUX Term Loan 3.00% (3 mo. USD LIBOR + 2.500%)(1)	07/03/28	580,394	579,875
ICON Luxembourg Sarl US Term Loan 3.00% (3 mo. USD LIBOR + 2.500%)(1)	07/03/28	144,606	144,476
IQVIA, Inc., 2018 USD Term Loan B3 1.90% (3 mo. USD LIBOR + 1.750%)(1)	06/11/25	189,331	187,496
PPD, Inc. Initial Term Loan 2.75% (1 mo. USD LIBOR + 2.250%)(1)	01/13/28	389,025	388,506

			1,853,140

Insurance—0.6%
Acrisure, LLC 2020 Term Loan B 3.61% (2 mo. USD LIBOR + 3.500%)(1)	02/15/27	298,489	293,675
Worley Claims Services, LLC 2019 Term Loan B 4.09% (3 mo. USD LIBOR + 3.000%)(1)	06/03/26	427,817	426,213

			719,888

Lodging—0.5%
CityCenter Holdings LLC, 2017 Term Loan B 3.00% (1 mo. USD LIBOR + 2.250%)(1)	04/18/24	237,886	237,477
Golden Nugget, Inc. 2017 Incremental Term Loan B 3.25% (2 mo. USD LIBOR + 2.500%)(1)	10/04/23	287,552	285,138

			522,615

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
Machinery-Diversified—0.2%
Titan Acquisition Ltd. 2018 Term Loan B 3.17% (6 mo. USD LIBOR + 3.000%)(1)	03/28/25	$199,116	$195,393

Media—2.4%
CSC Holdings, LLC 2017 Term Loan B 1 2.34% (1 mo. USD LIBOR + 2.250%)(1)	07/17/25	1,573,002	1,552,026
DirecTV Financing, LLC Term Loan 0.00% (2)	07/22/27	900,000	899,330
Nexstar Broadcasting, Inc. 2018 Term Loan B3 2.34% (1 mo. USD LIBOR + 2.250%)(1)	01/17/24	289,999	288,368
Sinclair Television Group, Inc., Term Loan B2B 2.60% (1 mo. USD LIBOR + 2.500%)(1)	09/30/26	19,650	19,398

			2,759,122

Packaging & Containers—1.8%
BWAY Holding Co. 2017 Term Loan B 3.34% (1 mo. USD LIBOR + 3.250%)(1)	04/03/24	348,184	337,710
Charter NEX US, Inc. 2021 Term Loan 4.50% (1 mo. USD LIBOR + 3.750%)(1)	12/01/27	378,100	378,257
Plaze, Inc. 2020 Incremental Term Loan 4.50% (1 mo. USD LIBOR + 3.750%)(1)	08/03/26	213,390	212,323
Proampac PG Borrower LLC 2020 Term Loan 4.50% (2 mo. USD LIBOR + 4.000%)(1)	11/03/25	379,050	379,287
Reynolds Group Holdings, Inc., 2017 Term Loan 2.84% (1 mo. USD LIBOR + 2.750%)(1)	02/05/23	293,761	293,131
Trident TPI Holdings, Inc. 2017 USD Term Loan B1 4.00% (3 mo. USD LIBOR + 3.000%)(1)	10/17/24	496,144	495,472

			2,096,180

Pharmaceuticals—1.0%
Alphabet Holding Co., Inc., 2017 1st Lien Term Loan 3.59% (1 mo. USD LIBOR + 3.500%)(1)	09/26/24	74,649	74,639
Change Healthcare Holdings LLC 2017 Term Loan B 3.50% (1 mo. USD LIBOR + 2.500%)(1)	03/01/24	698,172	697,701
Elanco Animal Health, Inc. Term Loan B 1.85% (1 mo. USD LIBOR + 1.750%)(1)	08/02/27	277,931	273,215
Endo Luxembourg Finance Company I Sarl 2021 Term Loan 5.75% (3 mo. USD LIBOR + 5.000%)(1)	03/27/28	37,448	36,666

			1,082,221

REIT—0.5%
VICI Properties 1 LLC, Term Loan B 1.84% (1 mo. USD LIBOR + 1.750%)(1)	12/20/24	545,000	540,106

Retail—0.1%
1011778 B.C. Unlimited Liability Co., Term Loan B4 1.84% (1 mo. USD LIBOR + 1.750%)(1)	11/19/26	79,420	77,992

Software—0.6%
CT Technologies Intermediate Holdings, Inc. 2021 Term Loan B 5.00% (1 mo. USD LIBOR + 4.250%)(1)	12/16/25	144,638	144,988
RealPage, Inc. 1st Lien Term Loan 3.75% (1 mo. USD LIBOR + 3.250%)(1)	04/24/28	175,000	174,158
SS&C European Holdings Sarl, 2018 Term Loan B4 1.84% (1 mo. USD LIBOR + 1.750%)(1)	04/16/25	175,086	172,827
SS&C Technologies, Inc., 2018 Term Loan B3 1.84% (1 mo. USD LIBOR + 1.750%)(1)	04/16/25	221,017	218,166

			710,139

Telecommunications—2.3%
CenturyLink, Inc. 2020 Term Loan B 2.34% (1 mo. USD LIBOR + 2.250%)(1)	03/15/27	68,950	67,951
Frontier Communications Corp. 2021 DIP Term Loan B 4.50% (1 mo. USD LIBOR + 3.750%)(1)	05/01/28	548,625	549,314
GTT Communications, Inc., 2018 USD Term Loan B 2.90% (3 mo. USD LIBOR + 2.750%)(1)	05/31/25	98,228	78,034
Intelsat Jackson Holdings S.A. 2017 Term Loan B3 0.00% (2)	11/27/23	1,100,000	1,120,284
Intelsat Jackson Holdings S.A., 2017 Term Loan B5 8.63% (1 mo. USD LIBOR + 8.625%)(1)	01/02/24	14,000	14,283
Level 3 Financing, Inc., 2019 Term Loan B 1.84% (1 mo. USD LIBOR + 1.750%)(1)	03/01/27	138,304	135,582
Maxar Technologies Ltd., Term Loan B 2.85% (1 mo. USD LIBOR + 2.750%)(1)	10/04/24	216,250	214,391
SBA Senior Finance II LLC, 2018 Term Loan B 1.85% (1 mo. USD LIBOR + 1.750%)(1)	04/11/25	264,159	261,797
Zayo Group Holdings, Inc. USD Term Loan 3.09% (1 mo. USD LIBOR + 3.000%)(1)	03/09/27	160,342	157,951

			2,599,587

Total Bank Loans (Cost: $18,669,158)			18,871,124

CORPORATE BONDS—78.4%
Agriculture—0.4%
BAT Capital Corp. 5.28%	04/02/50	401,000	475,599

Airlines—0.9%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.75%(3)	04/20/29	375,000	406,587
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 4.75%(3)	10/20/28	275,000	307,605
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 6.50%(3)	06/20/27	283,000	308,283

			1,022,475

Auto Manufacturers—2.7%
Ford Motor Credit Co. LLC 1.42% (3 mo. USD LIBOR + 1.270%)(1)	03/28/22	1,600,000	1,595,278

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
2.90%	02/16/28	$480,000	$481,800
2.98%	08/03/22	120,000	121,804
3.10%	05/04/23	835,000	852,856

			3,051,738

Banks—0.5%
Credit Suisse Group AG 3.09% (SOFR + 1.730%)(3),(1)	05/14/32	485,000	508,076

Beverages—0.3%
Primo Water Holdings, Inc. 4.38%(3)	04/30/29	300,000	300,375

Biotechnology—0.5%
HCRX Investments Holdco LP 4.50%(3)	08/01/29	530,000	541,262

Chemicals—0.6%
Herens Holdco Sarl 4.75%(3)	05/15/28	725,000	720,258

Commercial Services—2.4%
Adtalem Global Education, Inc. 5.50%(3)	03/01/28	380,000	390,499
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.63%(3)	06/01/28	250,000	250,945
Carriage Services, Inc. 4.25%(3)	05/15/29	277,000	277,233
Gartner, Inc.
3.75%(3)	10/01/30	80,000	82,600
4.50%(3)	07/01/28	296,000	313,390
IHS Markit, Ltd.
4.75%(3)	02/15/25	80,000	89,628
5.00%(3)	11/01/22	176,000	183,728
Prime Security Services Borrower LLC / Prime Finance, Inc. 3.38% (3)	08/31/27	557,000	542,284
Service Corp. International 3.38%	08/15/30	180,000	179,735
WW International, Inc. 4.50%(3)	04/15/29	365,000	371,687

			2,681,729

Computers—1.0%
Booz Allen Hamilton, Inc. 3.88%(3)	09/01/28	545,000	556,674
NCR Corp.
5.13%(3)	04/15/29	60,000	62,533
5.25%(3)	10/01/30	226,000	238,154
Science Applications International Corp. 4.88%(3)	04/01/28	275,000	289,542

			1,146,903

Cosmetics/Personal Care—0.2%
Edgewell Personal Care Co. 5.50%(3)	06/01/28	216,000	228,919

Diversified Financial Services—0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland) 3.50%	01/15/25	172,000	183,092
GE Capital International Funding Co. Unlimited Co. (Ireland) 4.42%	11/15/35	127,000	154,970
Park Aerospace Holdings, Ltd. 4.50%(3)	03/15/23	251,000	263,990

			602,052

Electric—1.8%
FirstEnergy Corp.
2.65%	03/01/30	670,000	683,613
3.40%	03/01/50	574,000	579,460
5.60%	07/15/47	280,000	353,506
Jersey Central Power & Light Co. 2.75%(3)	03/01/32	125,000	130,984
Vistra Operations Co. LLC 3.55%(3)	07/15/24	309,000	329,765

			2,077,328

Electrical Components & Equipment—0.4%
Energizer Holdings, Inc. 4.75%(3)	06/15/28	392,000	403,760

Engineering & Construction—0.3%
PowerTeam Services LLC 9.03%(3)	12/04/25	255,000	282,020

Entertainment—2.6%
Banijay Entertainment SASU 5.38%(3)	03/01/25	270,000	279,196
Caesars Entertainment, Inc. 6.25%(3)	07/01/25	535,000	565,436
Churchill Downs, Inc.
4.75%(3)	01/15/28	135,000	140,231
5.50%(3)	04/01/27	351,000	366,023
Cinemark USA, Inc.
5.25%(3)	07/15/28	175,000	164,938
8.75%(3)	05/01/25	337,000	360,994
Everi Holdings, Inc. 5.00%(3)	07/15/29	115,000	117,875
Live Nation Entertainment, Inc.
3.75%(3)	01/15/28	275,000	275,688
6.50%(3)	05/15/27	170,000	187,850
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.13%(3)	10/01/29	336,000	349,796
7.75%(3)	04/15/25	111,000	118,631

			2,926,658

Environmental Control—1.2%
Clean Harbors, Inc.
4.88%(3)	07/15/27	68,000	71,542
5.13%(3)	07/15/29	700,000	766,500
GFL Environmental, Inc. (Canada)
4.25%(3)	06/01/25	310,000	322,400
5.13%(3)	12/15/26	189,000	198,698

			1,359,140

Food—6.8%
Chobani LLC / Chobani Finance Corp, Inc. 4.63%(3)	11/15/28	321,000	335,943
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.75%(3)	12/01/31	250,000	256,512
5.50%(3)	01/15/30	795,000	888,468
6.50%(3)	04/15/29	475,000	535,586
Kraft Heinz Foods Co.
3.00%	06/01/26	1,611,000	1,714,797
4.63%	01/30/29	444,000	514,525
Lamb Weston Holdings, Inc. 4.63%(3)	11/01/24	600,000	616,473
Nathan’s Famous, Inc. 6.63%(3)	11/01/25	15,000	15,487

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
Post Holdings, Inc.
4.50%(3)	09/15/31	$815,000	$825,196
4.63%(3)	04/15/30	1,175,000	1,198,612
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%(3)	03/01/29	385,000	389,847
Smithfield Foods, Inc.
3.35%(3)	02/01/22	228,000	231,192
5.20%(3)	04/01/29	217,000	255,099

			7,777,737

Forest Products & Paper—0.3%
Clearwater Paper Corp. 4.75%(3)	08/15/28	389,000	393,617

Health Care-Products—0.9%
Hologic, Inc.
3.25%(3)	02/15/29	205,000	207,716
4.63%(3)	02/01/28	90,000	95,400
Teleflex, Inc. 4.25%(3)	06/01/28	687,000	717,056

			1,020,172

Health Care-Services—6.8%
Catalent Pharma Solutions, Inc. 5.00%(3)	07/15/27	798,000	837,708
Centene Corp.
2.45%	07/15/28	1,070,000	1,084,349
3.00%	10/15/30	392,000	407,939
4.63%	12/15/29	534,000	585,905
Encompass Health Corp. 4.75%	02/01/30	266,000	284,620
HCA, Inc. 7.69%	06/15/25	200,000	244,750
IQVIA, Inc. 5.00%(3)	05/15/27	265,000	277,256
ModivCare, Inc. 5.88% (3)	11/15/25	347,000	369,293
Molina Healthcare, Inc.
3.88%(3)	11/15/30	1,399,000	1,483,234
4.38%(3)	06/15/28	350,000	366,362
5.38%	11/15/22	552,000	576,727
Prime Healthcare Services, Inc. 7.25%(3)	11/01/25	520,000	559,000
Tenet Healthcare Corp. 4.88%(3)	01/01/26	640,000	661,600

			7,738,743

Household Products/Wares—0.8%
Central Garden & Pet Co. 4.13%	10/15/30	279,000	288,101
Spectrum Brands, Inc.
3.88%(3)	03/15/31	125,000	125,207
5.00%(3)	10/01/29	452,000	481,380

			894,688

Housewares—0.4%
Newell Brands, Inc.
4.35%	04/01/23	85,000	89,059
4.88%	06/01/25	355,000	395,381

			484,440

Insurance—0.9%
Acrisure LLC / Acrisure Finance, Inc. 4.25%(3)	02/15/29	450,000	438,885
AmWINS Group, Inc. 4.88%(3)	06/30/29	575,000	587,219

			1,026,104

Internet—0.5%
Cogent Communications Group, Inc. 3.50%(3)	05/01/26	556,000	572,975

Lodging—0.2%
Wyndham Hotels & Resorts, Inc. 4.38%(3)	08/15/28	212,000	219,342

Machinery-Construction & Mining—0.5%
BWX Technologies, Inc. 4.13%(3)	06/30/28	560,000	574,476

Media—11.1%
Block Communications, Inc. 4.88%(3)	03/01/28	355,000	361,656
Cable One, Inc. 4.00%(3)	11/15/30	550,000	556,188
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%	05/01/32	686,000	718,173
5.50%(3)	05/01/26	2,552,000	2,644,434
CSC Holdings LLC
3.38%(3)	02/15/31	547,000	520,142
6.50%(3)	02/01/29	889,000	983,087
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.38%(3)	08/15/26	1,430,000	831,974
DISH DBS Corp.
5.88%	11/15/24	31,000	33,459
7.38%	07/01/28	607,000	657,496
7.75%	07/01/26	30,000	34,275
Midcontinent Communications / Midcontinent Finance Corp. 5.38%(3)	08/15/27	260,000	271,705
Sinclair Television Group, Inc. 4.13%(3)	12/01/30	987,000	959,033
Sirius XM Radio, Inc.
3.88%(3)	08/01/22	1,510,000	1,513,775
5.50%(3)	07/01/29	280,000	307,129
Virgin Media Secured Finance PLC (United Kingdom)
4.50%(3)	08/15/30	1,696,000	1,710,535
5.50%(3)	05/15/29	543,000	580,809

			12,683,870

Miscellaneous Manufacturers—0.0%
General Electric Co. 0.64% (3 mo. USD LIBOR + 0.480%)(1)	08/15/36	52,000	44,931

Oil & Gas—4.1%
Antero Resources Corp. 7.63%(3)	02/01/29	99,000	108,870
Devon Energy Corp. 5.00%	06/15/45	145,000	171,847
Endeavor Energy Resources LP / EER Finance, Inc. 5.75%(3)	01/30/28	459,000	481,565
Hess Corp. 5.60%	02/15/41	92,000	115,841
Occidental Petroleum Corp.
0.00%(4)	10/10/36	1,950,000	1,023,048
3.50%	08/15/29	823,000	821,922
4.40%	08/15/49	723,000	704,267
Petroleos Mexicanos 7.69%	01/23/50	65,000	63,261
SM Energy Co. 6.50%	07/15/28	250,000	249,400

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
Sunoco LP / Sunoco Finance Corp.
4.50%	05/15/29	$345,000	$355,350
5.88%	03/15/28	548,000	576,770
Valaris, Ltd. 8.25%	04/30/28	5,000	5,166

			4,677,307

Oil & Gas Services—1.5%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25%(3)	04/01/28	758,000	776,002
USA Compression Partners LP / USA Compression Finance Corp.
6.88%	04/01/26	348,000	364,941
6.88%	09/01/27	534,000	565,335

			1,706,278

Packaging & Containers—4.8%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland) 4.13%(3)	08/15/26	774,000	803,025
Ball Corp.
4.00%	11/15/23	639,000	680,823
4.88%	03/15/26	374,000	418,412
5.25%	07/01/25	311,000	351,149
Graphic Packaging International LLC
3.50%(3)	03/15/28	1,082,000	1,100,578
4.75%(3)	07/15/27	85,000	92,119
Graphic Packaging International, Inc. 4.13%	08/15/24	100,000	107,114
Intertape Polymer Group, Inc. 4.38%(3)	06/15/29	555,000	568,492
Sealed Air Corp.
4.00%(3)	12/01/27	582,000	622,740
4.88%(3)	12/01/22	150,000	155,937
5.50%(3)	09/15/25	304,000	339,276
Silgan Holdings, Inc. 4.13%	02/01/28	125,000	129,847
Trivium Packaging Finance BV (Netherlands) 5.50%(3)	08/15/26	125,000	131,141

			5,500,653

Pharmaceuticals—2.3%
Bausch Health Cos, Inc. (Canada)
4.88%(3)	06/01/28	890,000	919,450
5.75%(3)	08/15/27	18,000	19,013
Elanco Animal Health, Inc.
5.27%	08/28/23	401,000	429,756
5.90%	08/28/28	339,000	406,478
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.13%(3)	04/30/28	150,000	154,007
5.13%(3)	04/30/31	401,000	413,531
Owens & Minor, Inc. 4.50%(3)	03/31/29	250,000	257,660

			2,599,895

Pipelines—4.0%
DCP Midstream Operating LP 5.60%	04/01/44	136,000	156,392
Energy Transfer LP
5.35%	05/15/45	126,000	149,159
5.00%	05/15/50	135,000	158,521
5.40%	10/01/47	40,000	48,262
6.63% (3 mo. USD LIBOR + 4.155%)(1)	02/15/28	897,000	884,577
NGL Energy Operating LLC / NGL Energy Finance Corp. 7.50%(3)	02/01/26	500,000	515,910
Rockies Express Pipeline LLC
4.80%(3)	05/15/30	30,000	30,670
6.88%(3)	04/15/40	541,000	572,378
Ruby Pipeline LLC 8.00%(3),(5),(6)	04/01/22	210,152	198,593
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.50%	03/01/30	305,000	337,025
TransMontaigne Partners LP / TLP Finance Corp. 6.13%	02/15/26	587,000	597,272
Venture Global Calcasieu Pass LLC 4.13%(3)	08/15/31	825,000	851,425

			4,500,184

REIT—2.9%
American Assets Trust LP 3.38%	02/01/31	600,000	631,632
CyrusOne LP / CyrusOne Finance Corp. 3.45%	11/15/29	801,000	860,779
GLP Capital LP / GLP Financing II, Inc. 5.75%	06/01/28	473,000	569,180
Iron Mountain, Inc. 5.25%(3)	07/15/30	217,000	231,512
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
4.50%	01/15/28	40,000	42,538
4.63%(3)	06/15/25	307,000	327,461
5.63%	05/01/24	106,000	114,868
SL Green Operating Partnership LP 3.25%	10/15/22	500,000	514,760

			3,292,730

Retail—2.3%
1011778 BC ULC / New Red Finance, Inc. 3.50% (3)	02/15/29	842,000	839,365
Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC 5.13% (3)	04/15/29	245,000	252,656
Michaels Cos, Inc. (The)
5.25% (3)	05/01/28	1,060,000	1,098,462
7.88% (3)	05/01/29	125,000	129,878
Murphy Oil USA, Inc. 3.75% (3)	02/15/31	307,000	307,577

			2,627,938

Software—0.7%
SS&C Technologies, Inc. 5.50%(3)	09/30/27	787,000	833,905

Telecommunications—10.1%
AT&T, Inc.
3.55%(3)	09/15/55	768,000	795,532
4.50%	05/15/35	305,000	365,760
Frontier Communications Holdings LLC 5.00%(3)	05/01/28	543,000	562,315
Level 3 Financing, Inc.
3.63%(3)	01/15/29	225,000	219,064
4.25%(3)	07/01/28	1,452,000	1,480,880
Lumen Technologies, Inc.
4.00%(3)	02/15/27	818,000	842,156
5.38%(3)	06/15/29	600,000	616,647
Qwest Corp.
6.75%	12/01/21	373,000	380,169
7.25%	09/15/25	250,000	296,875

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
SES Global Americas Holdings GP 5.30%(3)	03/25/44	$559,000	$667,790
Sprint Corp. 7.88%	09/15/23	1,846,000	2,090,872
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%(3)	09/20/29	907,000	1,047,231
T-Mobile USA, Inc.
2.25%	02/15/26	1,000,000	1,012,910
2.25%(3)	02/15/26	600,000	607,092
Vmed O2 UK Financing I PLC 4.25%(3)	01/31/31	560,000	555,845

			11,541,138

Water—0.2%
Solaris Midstream Holdings LLC 7.63% (3)	04/01/26	185,000	194,015

Total Corporate Bonds (Cost: $86,390,338)			89,233,430

Total Fixed Income Securities (Cost: $105,059,496)			108,104,554

		Shares
COMMON STOCK—0.0%
Electric—0.0%
Homer City Holdings LLC—Series A(5),(7)		5,610	—

Oil & Gas—0.0%
Valaris, Ltd.(7)		668	18,103

Total Common Stock (Cost: $340,348)			18,103

MONEY MARKET INVESTMENTS—2.2%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(8)		2,509,958	2,509,958
Total Money Market Investments (Cost: $2,509,958)			2,509,958

WARRANTS—% (Cost: $—)
Entertainment—0.0%
Cineworld Group PLC(7)		42,717	18,582

Total Warrants (Cost: $—)			18,582

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—4.5%

U.S. TREASURY SECURITIES—4.5%
U.S. Treasury Bill
0.02%(9)	08/12/21	3,090,000	3,089,974
0.05%(9)	01/06/22	2,000,000	1,999,564

Total U.S. Treasury Securities (Cost: $5,089,543)			5,089,538

Total Short Term Investments (Cost: $5,089,543)			5,089,538

Total Investments (101.7%) (Cost: $112,999,345)			115,740,735

Liabilities In Excess Of Other Assets (-1.7%)			(1,940,446)
Net Assets (100.0%)			$113,800,289

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Futures Contracts
Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Short Futures
14	10-Year U.S. Ultra Treasury Note Futures	09/21/21	$(2,080,220)	$(2,103,500)	$(23,280)
16	5-Year U.S. Treasury Note Futures	09/30/21	(1,991,218)	(1,991,125)	93
5	U.S. Ultra Long Bond Futures	09/21/21	(933,145)	(997,656)	(64,511)

			$(5,004,583)	$(5,092,281)	$(87,698)

Notes to the Schedule of Investments:

EETC	Enhanced Equipment Trust Certificate.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2021.
(2)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2021, the value of these securities amounted to $59,144,952 or 52.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	Security is not accruing interest.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(6)	Restricted security (Note 3).
(7)	Non-income producing security.
(8)	Rate disclosed is the 7-day net yield as of July 31, 2021.
(9)	Rate shown represents yield-to-maturity.

TCW High Yield Bond Fund

Investments by Sector (Unaudited)	July 31, 2021

Sector	Percentage of Net Assets
Corporate Bonds	78.4%
Bank Loans	16.6
U.S. Treasury Securities	4.5
Money Market Investments	2.2
Warrants	0.0 **
Common Stock	0.0 **
Other*	(1.7)

Total	100.0%

*	Includes capstock, futures, pending trades, interest receivable and accrued expenses payable.
**	Amounts rounds to less than 0.1%.

TCW High Yield Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2021

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$18,871,124	$—	$18,871,124
Corporate Bonds*	—	89,034,837	198,593	89,233,430

Total Fixed Income Securities	—	107,905,961	198,593	108,104,554

Common Stock*	18,103	—	—	18,103
Money Market Investments	2,509,958	—	—	2,509,958
Warrants*	18,582	—	—	18,582

Short-Term Investments	5,089,538	—	—	5,089,538

Total Investments	$7,636,181	$107,905,961	$198,593	$115,740,735

Asset Derivatives
Futures Contracts
Interest Rate Risk	93	—	—	93

Total Investments	$7,636,274	$107,905,961	$198,593	$115,740,828

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(87,791)	$—	$—	$(87,791)

Total	$(87,791)	$—	$—	$(87,791)

*	See Schedule of Investments for corresponding industries.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—71.1% of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—6.0%
Fannie Mae, Pool #AM4580 3.43%	10/01/23	$40,152	$42,182
Fannie Mae (16-M11-AL) 2.94%	07/25/39	42,469	43,564
Freddie Mac Multifamily Structured Pass Through Certificates (K722-X1) (I/O) 1.31%(1)	03/25/23	858,545	12,595
Freddie Mac Multifamily Structured Pass Through Certificates (KJ28-A1) 1.77%	02/25/25	49,294	50,487
Freddie Mac Multifamily Structured Pass Through Certificates (KJ34-A1) 0.68%	06/25/26	28,000	28,010
Freddie Mac Multifamily Structured Pass Through Certificates (KL05-X1HG) (I/O) 1.22%(1)	12/25/27	500,000	30,019
Freddie Mac Multifamily Structured Pass Through Certificates (KS05-X) (I/O) 0.76%(1)	01/25/23	1,393,617	17,259
Freddie Mac Multifamily Structured Pass Through Certificates (KS06-X) (I/O) 1.06%(1)	08/25/26	569,912	21,787
Freddie Mac Multifamily Structured Pass Through Certificates (K024-X1) (I/O) 0.78%(1)	09/25/22	344,108	2,669
Freddie Mac Multifamily Structured Pass Through Certificates (KJ24-A1) 2.28%	05/25/26	45,031	46,830
Freddie Mac Multifamily Structured Pass Through Certificates (KJ27-A1) 2.09%	07/25/24	34,182	35,144
Freddie Mac Multifamily Structured Pass Through Certificates (KJ29-A1) 0.74%	01/25/26	70,061	70,338
Freddie Mac Multifamily Structured Pass-Through Certificates (K025-X3) (I/O) 1.75%(1)	11/25/40	150,000	3,092
Freddie Mac Multifamily Structured Pass-Through Certificates (K031-X1) (I/O) 0.19%(1)	04/25/23	833,703	2,697
Freddie Mac Multifamily Structured Pass-Through Certificates (KJ26-A1) 2.14%	07/25/25	56,805	58,545
Freddie Mac Multifamily Structured Pass-Through Certificates (KS07-X) (I/O) 0.64%(1)	09/25/25	246,590	6,407
FRESB Mortgage Trust (15-SB3-A3) 0.65% (1 mo. USD LIBOR + 0.550%)(2)	01/25/43	2,494	2,495
Ginnie Mae (07-12-C) 5.28%(1)	04/16/41	4,407	4,437
Ginnie Mae (08-92-E) 5.56%(1)	03/16/44	6,950	7,037
Ginnie Mae (10-159-D) 4.29%(1)	09/16/44	23,137	23,861
Ginnie Mae (11-165-IO) (I/O) 0.00%(1),(8)	10/16/51	290,999	141
United States Small Business Administration (02-20I-1) 4.89%	09/01/22	4,033	4,095
United States Small Business Administration (05-20B-1) 4.63%	02/01/25	35,012	36,581

Total Commercial Mortgage-Backed Securities—Agency (Cost: $580,232)			550,272

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY —10.7%
Banc of America Commercial Mortgage Trust (17-BNK3-A2) 3.12%	02/15/50	58,500	59,047
BBCMS Mortgage Trust (17-C1-A2) 3.19%	02/15/50	16,895	17,099
BBCMS Trust (15-SRCH-XB) (I/O) 0.19%(1),(3)	08/10/35	2,000,000	24,625
BX Commercial Mortgage Trust (18-IND-A) 0.84% (1 mo. USD LIBOR + 0.750%)(2),(3)	11/15/35	2,931	2,938
BX Commercial Mortgage Trust (18-IND-B) 0.99% (1 mo. USD LIBOR + 0.900%)(2),(3)	11/15/35	35,000	35,059
BX Commercial Mortgage Trust (20-BXLP-A) 0.89% (1 mo. USD LIBOR + 0.800%)(2),(3)	12/15/36	14,216	14,251
Citigroup Commercial Mortgage Trust (13-GC11-XA) (I/O) 1.36%(1)	04/10/46	1,162,648	20,108
Citigroup Commercial Mortgage Trust (14-GC23-XB) (I/O) 0.21%(1)	07/10/47	3,784,000	24,310
COMM Mortgage Trust (13-CR6-XA) (I/O) 1.01%(1)	03/10/46	2,634,303	23,420
COMM Mortgage Trust (14-CR19-XA) (I/O) 0.96%(1)	08/10/47	83,476	1,998
COMM Mortgage Trust (14-CR20-A3) 3.33%	11/10/47	16,600	17,606
COMM Mortgage Trust (12-CR2-XA) (I/O) 1.61%(1)	08/15/45	2,272,341	20,607
COMM Mortgage Trust (12-CR3-XA) (I/O) 1.84%(1)	10/15/45	2,105,789	23,265
COMM Mortgage Trust (12-CR4-XA) (I/O) 1.69%(1)	10/15/45	991,327	15,866
COMM Mortgage Trust (13-CR9-ASB) 3.83%	07/10/45	22,868	23,559
COMM Mortgage Trust (13-LC6-XA) (I/O) 1.31%(1)	01/10/46	416,384	5,593
COMM Mortgage Trust (14-CR14-A2) 3.15%	02/10/47	26,519	26,662
COMM Mortgage Trust (16-DC2-XA) (I/O) 0.96%(1)	02/10/49	804,599	28,763
GS Mortgage Securities Corp. (12-ALOH-A) 3.55%(3)	04/10/34	38,000	38,364
GS Mortgage Securities Trust (12-GC6-A3) 3.48%	01/10/45	6,830	6,828
GS Mortgage Securities Trust (12-GC6-AS) 4.95%(3)	01/10/45	22,000	22,221
GS Mortgage Securities Trust (13-GC14-A4) 3.96%	08/10/46	26,523	27,595
GS Mortgage Securities Trust (13-GC16-XA) (I/O) 1.02%(1)	11/10/46	1,522,231	30,140
JPMBB Commercial Mortgage Securities Trust (14-C18-XA) (I/O) 0.80%(1)	02/15/47	1,084,994	17,939
JPMorgan Chase Commercial Mortgage Securities (12-C6-XA) (I/O) 1.53%(1)	05/15/45	3,114,173	20,312
JPMorgan Chase Commercial Mortgage Securities Trust (12-C8-XA) (I/O) 1.73%(1)	10/15/45	1,203,949	15,762

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust (18-LAQ-A) 1.09% (1 mo. USD LIBOR + 1.000%)(2),(3)	06/15/32	$30,016	$30,076
Morgan Stanley Bank of America Merrill Lynch Trust (12-C5-XA) (I/O) 1.38%(1),(3)	08/15/45	2,268,874	17,393
Morgan Stanley Bank of America Merrill Lynch Trust (13-C12-XA) (I/O) 0.58%(1)	10/15/46	342,763	3,450
Morgan Stanley Bank of America Merrill Lynch Trust (13-C7-XA) (I/O) 1.32%(1)	02/15/46	2,227,065	32,714
Morgan Stanley Bank of America Merrill Lynch Trust (14-C15-A3) 3.77%	04/15/47	11,257	11,846
Morgan Stanley Capital I Trust (11-C3-XA) (I/O) 0.00%(1),(3),(8)	07/15/49	204,982	2
Morgan Stanley Capital I Trust (12-C4-A4) 3.24%	03/15/45	24,194	24,411
UBS Commercial Mortgage Trust (12-C1-XA) (I/O) 2.02%(1),(3),(4)	05/10/45	236,760	1,541
UBS Commercial Mortgage Trust (18-C11-A1) 3.21%	06/15/51	647	649
UBS-Barclays Commercial Mortgage Trust (12-C3-XA) (I/O) 1.81%(1),(3)	08/10/49	1,200,669	17,126
UBS-Barclays Commercial Mortgage Trust (12-C4-XA) (I/O) 1.58%(1),(3)	12/10/45	1,601,579	21,170
UBS-Barclays Commercial Mortgage Trust (13-C5-XA) (I/O) 0.91%(1),(3)	03/10/46	1,912,269	18,775
Wells Fargo Commercial Mortgage Trust (15-LC20-A2) 2.68%	04/15/50	17,463	17,555
Wells Fargo Commercial Mortgage Trust (15-NXS2-XA) (I/O) 0.66%(1)	07/15/58	1,546,205	33,018
Wells Fargo Commercial Mortgage Trust (16-C34-A2) 2.60%	06/15/49	56,563	56,559
Wells Fargo Commercial Mortgage Trust (16-C36-A2) 2.50%	11/15/59	12,620	12,755
Wells Fargo Commercial Mortgage Trust (16-LC24-A2) 2.50%	10/15/49	1,612	1,647
WFRBS Commercial Mortgage Trust (12-C6-XA) (I/O) 2.12%(1),(3)	04/15/45	535,169	2,192
WFRBS Commercial Mortgage Trust (12-C7-A2) 3.43%	06/15/45	17,000	17,225
WFRBS Commercial Mortgage Trust (12-C7-XA) (I/O) 1.30%(1),(3)	06/15/45	588,723	2,609
WFRBS Commercial Mortgage Trust (12-C8-XA) (I/O) 1.78%(1),(3),(4)	08/15/45	610,477	5,478
WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O) 1.86%(1),(3)	11/15/45	2,088,798	32,235
WFRBS Commercial Mortgage Trust (12-C9-XB) (I/O) 0.71%(1),(3)	11/15/45	3,224,000	25,462
WFRBS Commercial Mortgage Trust (14-C21-XA) (I/O) 1.03%(1)	08/15/47	795,512	19,764
WFRBS Commercial Mortgage Trust (14-C22-A3) 3.53%	09/15/57	10,963	10,977

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $1,126,907)			980,566

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—17.5%
Fannie Mae (03-11-FA) 1.09% (1 mo. USD LIBOR + 1.000%)(2)	09/25/32	9,534	9,670
Fannie Mae (03-52-NF) 0.49% (1 mo. USD LIBOR + 0.400%)(2)	06/25/23	1,675	1,676
Fannie Mae (06-23-FP) (PAC) 0.39% (1 mo. USD LIBOR + 0.300%)(2)	04/25/36	12,947	13,013
Fannie Mae (07-64-FA) 0.56% (1 mo. USD LIBOR + 0.470%)(2)	07/25/37	21,477	21,748
Fannie Mae (08-24-PF) (PAC) 0.74% (1 mo. USD LIBOR + 0.650%)(2)	02/25/38	12,824	12,905
Fannie Mae (10-118-GF) (PAC) 0.64% (1 mo. USD LIBOR + 0.550%)(2)	10/25/39	23,214	23,315
Fannie Mae (11-75-HP) (PAC) 2.50%	07/25/40	7,894	8,035
Fannie Mae (12-93-GF) (PAC) 0.34% (1 mo. USD LIBOR + 0.250%)(2)	07/25/40	17,200	17,213
Fannie Mae (20-10-FA) 0.59% (1 mo. USD LIBOR + 0.500%)(2)	03/25/50	29,472	29,625
Fannie Mae (17-10-FA) 0.49% (1 mo. USD LIBOR + 0.400%)(2)	03/25/47	57,829	58,325
Fannie Mae, Pool #254548 5.50%	12/01/32	7,533	8,709
Fannie Mae, Pool #600187 7.00%	07/01/31	14,016	15,746
Fannie Mae, Pool #995364 6.00%	10/01/38	8,428	9,813
Fannie Mae, Pool #AL0851 6.00%	10/01/40	4,634	5,511
Freddie Mac (3071-TF) (PAC) 0.39% (1 mo. USD LIBOR + 0.300%)(2)	04/15/35	19,110	19,162
Freddie Mac (3084-FN) 0.59% (1 mo. USD LIBOR + 0.500%)(2)	12/15/34	5,252	5,256
Freddie Mac (3300-FA) 0.39% (1 mo. USD LIBOR + 0.300%)(2)	08/15/35	23,713	23,844
Freddie Mac (3318-F) 0.34% (1 mo. USD LIBOR + 0.250%)(2)	05/15/37	30,179	30,306
Freddie Mac (3879-MF) 0.44% (1 mo. USD LIBOR + 0.350%)(2)	09/15/38	5,061	5,067
Freddie Mac (3940-PF) (PAC) 0.44% (1 mo. USD LIBOR + 0.350%)(2)	05/15/40	8,999	9,008
Freddie Mac (3946-FG) (PAC) 0.44% (1 mo. USD LIBOR + 0.350%)(2)	10/15/39	6,359	6,370
Freddie Mac (4231-FD) 0.44% (1 mo. USD LIBOR + 0.350%)(2)	10/15/32	35,458	35,049
Freddie Mac (263-F5) 0.59% (1 mo. USD LIBOR + 0.500%)(2)	06/15/42	22,110	22,267

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
Ginnie Mae II, Pool #80022 2.13% (1-year Treasury Constant Maturity Rate + 1.500%)(2)	12/20/26	$8,207	$8,413
Ginnie Mae II, Pool #80636 2.25% (1-year Treasury Constant Maturity Rate + 1.500%)(2)	09/20/32	5,326	5,500
Ginnie Mae II, Pool #80757 2.25% (1-year Treasury Constant Maturity Rate + 1.500%)(2)	10/20/33	3,346	3,422
Ginnie Mae II, Pool #80797 2.00% (1-year Treasury Constant Maturity Rate + 1.500%)(2)	01/20/34	18,837	19,163
Ginnie Mae II, Pool #80937 2.88% (1-year Treasury Constant Maturity Rate + 1.500%)(2)	06/20/34	10,125	10,554
Ginnie Mae II TBA, 30 Year
2.00%(5)	10/31/50	25,000	25,563
2.50%(5)	12/01/50	400,000	415,089
Uniform Mortgage-Backed Securities TBA, 30 Year
2.00%(5)	01/31/51	375,000	381,694
2.50%(5)	01/31/51	325,000	337,814

Total Residential Mortgage-Backed Securities—Agency (Cost: $1,586,689)			1,598,845

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—6.7%
ABFC Trust (02-WF2-A2) 1.21% (1 mo. USD LIBOR + 1.125%)(2)	05/25/32	33,579	33,303
Accredited Mortgage Loan Trust (05-1-M2) 1.12% (1 mo. USD LIBOR + 1.035%)(2)	04/25/35	92,883	93,938
BNC Mortgage Loan Trust (06-2-A4) 0.41% (1 mo. USD LIBOR + 0.320%)(2)	11/25/36	45,750	45,103
Centex Home Equity Loan Trust (04-D-AF6) 5.17%	09/25/34	5	5
Citigroup Mortgage Loan Trust, Inc. (06-WFH4-M1) 0.51% (1 mo. USD LIBOR + 0.420%)(2)	11/25/36	29,783	29,791
Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1) 2.00%(1)	11/25/32	13,485	13,500
CWABS Asset-Backed Certificates Trust (05-3-MV5) 1.09% (1 mo. USD LIBOR + 1.005%)(2)	08/25/35	13,917	13,937
First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C) 1.09% (1 mo. USD LIBOR + 1.000%)(2)	08/25/34	11,766	11,930
JPMorgan Mortgage Acquisition Trust (07-CH4-A5) 0.33% (1 mo. USD LIBOR + 0.240%)(2)	05/25/37	48,000	47,286
Morgan Stanley ABS Capital I, Inc. Trust (05-WMC3-M4) 1.02% (1 mo. USD LIBOR + 0.930%)(2)	03/25/35	12,491	12,509
Morgan Stanley Capital I, Inc. Trust (06-NC2-A2D) 0.67% (1 mo. USD LIBOR + 0.580%)(2)	02/25/36	47,612	47,439
Morgan Stanley Mortgage Loan Trust (04-6AR-1A) 0.99% (1 mo. USD LIBOR + 0.450%)(2)	07/25/34	59	59
NovaStar Mortgage Funding Trust Series (05-1-M5) 1.17% (1 mo. USD LIBOR + 1.080%)(2)	06/25/35	46,081	45,193
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (04-WHQ2-M4) 1.66% (1 mo. USD LIBOR + 1.575%)(2)	02/25/35	48,871	49,324
RASC Series Trust (06-KS3-M1) 0.58% (1 mo. USD LIBOR + 0.330%)(2)	04/25/36	61,295	61,286
Residential Accredit Loans, Inc. (02-QS16-A2) 0.64% (1 mo. USD LIBOR + 0.550%)(2),(6)	10/25/17	72	54
Soundview Home Loan Trust (05-OPT1-M2) 0.76% (1 mo. USD LIBOR + 0.675%)(2)	06/25/35	36,693	36,635
Structured Asset Investment Loan Trust (05-11-A3) 0.69% (1 mo. USD LIBOR + 0.600%)(2)	01/25/36	24,238	24,282
Structured Asset Investment Loan Trust (05-HE3-M1) 0.81% (1 mo. USD LIBOR + 0.720%)(2)	09/25/35	45,159	45,082

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $565,806)			610,656

CORPORATE BONDS—16.6%

Aerospace/Defense—0.2%
Boeing Co. (The) 1.43%	02/04/24	15,000	15,035

Agriculture—0.1%
Imperial Brands Finance PLC 3.13%(3)	07/26/24	10,000	10,549

Auto Manufacturers—0.4%
Daimler Finance North America LLC 2.20%(3)	10/30/21	25,000	25,116
Ford Motor Credit Co. LLC
1.20% (3 mo. USD LIBOR + 1.080%)(2)	08/03/22	5,000	4,987
3.22%	01/09/22	5,000	5,047
General Motors Financial Co., Inc. 4.20%	11/06/21	5,000	5,051

			40,201

Banks—5.2%
Citigroup, Inc.
2.90%	12/08/21	25,000	25,179
3.35% (3 mo. USD LIBOR + 0.897%)(2)	04/24/25	30,000	32,049
Credit Suisse Group AG
2.59% (SOFR + 1.560%)(2),(3)	09/11/25	10,000	10,424
3.80%	06/09/23	20,000	21,158
Goldman Sachs Group, Inc. (The) 0.48%	01/27/23	25,000	25,012
HSBC Holdings PLC 0.98% (SOFRR + 0.708%)(2)	05/24/25	35,000	35,101
JPMorgan Chase & Co.
0.97% (SOFR + 0.580%)(2)	06/23/25	55,000	55,249
4.02% (3 mo. USD LIBOR +1.000%)(2)	12/05/24	55,000	59,316

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
Lloyds Banking Group PLC (United Kingdom)
2.86% (3 mo. USD LIBOR + 1.249%)(2)	03/17/23	$10,000	$10,154
2.91% (3 mo. USD LIBOR +0.810%)(2)	11/07/23	15,000	15,441
3.87% (1-year Treasury Constant Maturity Rate + 3.500%)(2)	07/09/25	55,000	59,635
Morgan Stanley 0.53% (SOFR + 0.455%)(2)	01/25/24	35,000	35,011
NatWest Group PLC 3.50% (3 mo. USD LIBOR + 1.480%)(2)	05/15/23	30,000	30,709
Santander UK Group Holdings PLC (United Kingdom) 3.57%	01/10/23	10,000	10,139
Wells Fargo & Co. 3.75%	01/24/24	15,000	16,129
Wells Fargo Bank N.A. 2.08% (3 mo. USD LIBOR + 0.650%)(2)	09/09/22	40,000	40,075

			480,781

Biotechnology—0.5%
Gilead Sciences, Inc. 0.67% (3 mo. USD LIBOR + 0.520%)(2)	09/29/23	25,000	25,015
Royalty Pharma PLC 0.75%(3)	09/02/23	20,000	20,088

			45,103

Chemicals—0.1%
International Flavors & Fragrances, Inc. 0.70%(3)	09/15/22	10,000	10,018

Commercial Services—0.3%
IHS Markit, Ltd. 5.00%(3)	11/01/22	25,000	26,098

Diversified Financial Services—1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
3.95%	02/01/22	10,000	10,142
4.88%	01/16/24	10,000	10,882
Air Lease Corp. 3.50%	01/15/22	30,000	30,437
Avolon Holdings Funding, Ltd. 3.63%(3)	05/01/22	10,000	10,196
Intercontinental Exchange, Inc. 0.77% (3 mo. USD LIBOR + 0.650%)(2)	06/15/23	30,000	30,012
Park Aerospace Holdings, Ltd. 4.50%(3)	03/15/23	5,000	5,259

			96,928

Electric—0.3%
Dominion Energy, Inc. 3.30%	03/15/25	25,000	27,162

Food—0.1%
Smithfield Foods, Inc. 3.35%(3)	02/01/22	10,000	10,140

Health Care-Products—0.2%
Fresenius US Finance II, Inc. 4.50%(3)	01/15/23	15,000	15,704

Health Care-Services—1.4%
CommonSpirit Health 2.76%	10/01/24	10,000	10,539
Dignity Health 3.13%	11/01/22	10,000	10,325
Fresenius Medical Care US Finance II, Inc. 5.88%(3)	01/31/22	15,000	15,391
HCA, Inc. 4.75%	05/01/23	40,000	42,817
Humana, Inc.
0.65%	08/03/23	30,000	30,001
3.85%	10/01/24	15,000	16,313

			125,386

Insurance—0.2%
Athene Global Funding 0.74% (SOFR + 0.700%)(2),(3)	05/24/24	20,000	20,116

Miscellaneous Manufacturers—1.4%
General Electric Co.
0.56% (3 mo. USD LIBOR + 0.380%)(2)	05/05/26	5,000	4,934
1.13% (3 mo. USD LIBOR + 1.000%)(2)	04/15/23	75,000	75,794
3.63%	05/01/30	40,000	45,125

			125,853

Oil & Gas—0.1%
Petroleos Mexicanos 5.35%	02/12/28	15,000	14,903

Packaging & Containers—0.2%
Berry Global, Inc. 0.95%(3)	02/15/24	15,000	15,051

Pharmaceuticals—0.8%
Bayer US Finance LLC 2.20%(3)	07/15/22	45,000	45,421
Upjohn, Inc. 1.13%(3)	06/22/22	25,000	25,155

			70,576

REIT—2.0%
American Campus Communities Operating Partnership LP 3.75%	04/15/23	30,000	31,399
Camden Property Trust 2.95%	12/15/22	25,000	25,733
CyrusOne LP / CyrusOne Finance Corp. 2.90%	11/15/24	20,000	21,133
GLP Capital LP / GLP Financing II, Inc. 5.38%	11/01/23	25,000	27,266
Kilroy Realty LP 3.45%	12/15/24	5,000	5,346
Kimco Realty Corp. 3.40%	11/01/22	20,000	20,661
SL Green Operating Partnership LP 1.14% (3 mo. USD LIBOR + 0.980%)(2)	08/16/21	40,000	40,007
WEA Finance LLC 3.15%(3)	04/05/22	10,000	10,150

			181,695

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
Retail—0.2%
7-Eleven, Inc. 0.61% (3 mo. USD LIBOR + 0.450%)(2),(3)	08/10/22	$15,000	$15,004

Savings & Loans—0.3%
Nationwide Building Society (United Kingdom) 3.62% (3 mo. USD LIBOR + 0.181%)(2),(3)	04/26/23	25,000	25,582

Semiconductors—0.6%
NXP BV / NXP Funding LLC 4.63%(3)	06/01/23	30,000	32,155
Skyworks Solutions, Inc. 0.90%	06/01/23	25,000	25,103

			57,258

Software—0.3%
VMware, Inc. 1.00%	08/15/24	25,000	25,084

Telecommunications—0.7%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%(3)	03/20/23	35,938	36,108
T-Mobile USA, Inc. 3.88%	04/15/30	25,000	28,313

			64,421

Total Corporate Bonds (Cost: $1,495,141)			1,518,648

MUNICIPAL BONDS—0.8%
City and County of Denver Co. Airport System Revenue, Revenue Bond 1.12%	11/15/24	10,000	10,142
County of Miami-Dade FL Aviation Revenue, Revenue Bond 2.32%	10/01/22	15,000	15,331
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bond 2.31%	11/01/26	25,000	26,597
New York State Dormitory Authority, Revenue Bond 5.00%	03/15/24	15,000	16,697

Total Municipal Bonds (Cost: $67,246)			68,767

U.S. TREASURY SECURITIES—11.4%
U.S. Treasury Floating Rate Note 0.11% (3 mo. Treasury Money Market Yield + 0.055%)(2)	10/31/22	170,000	170,103
U.S. Treasury Note
0.13%	06/30/23	230,000	229,811
0.63%	07/31/26	104,000	103,639
0.88%	06/30/26	32,000	32,296
1.75%	11/30/21	500,000	502,783

Total U.S. Treasury Securities (Cost: $1,039,098)			1,038,632

ASSET-BACKED SECURITIES—1.4%
BSPRT Issuer, Ltd. (18-FL4-A) 1.14% (1 mo. USD LIBOR + 1.050%)(2),(3)	09/15/35	9,444	9,447
CoreVest American Finance Trust (19-1-XA) (I/O) 2.15% (1),(3)	03/15/52	438,234	27,892
Marathon CRE, Ltd. (18-FL1-A) 1.24% (1 mo. USD LIBOR + 1.150%)(2),(3)	06/15/28	34,011	34,023
MF1, Ltd. (20-FL4-A) 1.86% (SOFR + 1.814)(2),(3)	11/15/35	18,000	18,253
Tricon American Homes Trust (17-SFR2-A) 2.93%(3)	01/17/36	39,334	40,125

Total Asset-backed Securities (Cost: $138,543)			129,740

Total Fixed Income Securities (Cost: $6,599,662)			6,496,126

		Shares
MONEY MARKET INVESTMENTS—2.4%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(7)		220,418	220,418

Total Money Market Investments (Cost: $220,418)			220,418

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—34.1%
DISCOUNT NOTES—4.4%
Federal Home Loan Bank Discount Note 0.00%(9)	08/12/21	$400,000	399,998

U.S. Treasury Securities—29.7%
U.S. Treasury Bill
0.00%(9)	08/12/21	970,000	969,992
0.01%(9)	08/19/21	250,000	249,996
0.01%(9)	08/05/21	600,000	599,999
0.03%(9)	10/07/21	150,000	149,986
0.04%(9)	01/27/22	750,000	749,814

Total U.S. Treasury Securities (Cost: $2,719,781)			2,719,787

Total Short Term Investments (Cost: $3,119,765)			3,119,785

Total Investments (107.6%) (Cost: $9,939,845)			9,836,329

Liabilities In Excess Of Other Assets (-7.6%)			(694,894)
Net Assets (100.0%)			$9,141,435

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Short Futures
4	10-Year U.S. Ultra Treasury Note Futures	09/21/21	$(582,820)	$(601,000)	$(18,180)
3	2-Year U.S. Treasury Note Futures	09/30/21	(662,151)	(661,969)	182
2	5-Year U.S. Treasury Note Futures	09/30/21	(247,745)	(248,890)	(1,145)

			$(1,492,716)	$(1,511,859)	$(19,143)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
(1)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2021.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2021, the value of these securities amounted to $824,982 or 9.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	Restricted security (Note 3).
(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(6)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not known as of July 31, 2021.
(7)	Rate disclosed is the 7-day net yield as of July 31, 2021.
(8)	Security is not accruing interest.
(9)	Rate shown represents yield-to-maturity.

TCW Short Term Bond Fund

Investments by Sector (Unaudited)	July 31, 2021

Sector	Percentage of Net Assets
U.S. Treasury Securities	41.1%
Residential Mortgage-Backed Securities—Agency	17.5
Corporate Bonds	16.6
Commercial Mortgage-Backed Securities—Non-Agency	10.7
Residential Mortgage-Backed Securities—Non-Agency	6.7
Commercial Mortgage-Backed Securities—Agency	6.0
Discount Notes	4.4
Money Market Investments	2.4
Asset-Backed Securities	1.4
Municipal Bonds	0.8
Other*	(7.6)

Total	100.0%

*	Includes futures, pending trades, interest receivable and accrued expenses payable.

TCW Short Term Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2021

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities—Agency	$—	$550,272	$—	$550,272
Commercial Mortgage-Backed Securities—Non-Agency	—	980,566	—	980,566
Residential Mortgage-Backed Securities—Agency	—	1,598,845	—	1,598,845
Residential Mortgage-Backed Securities—Non-Agency	—	610,656	—	610,656
Corporate Bonds*	—	1,518,648	—	1,518,648
Municipal Bonds	—	68,767	—	68,767
U.S. Treasury Securities	1,038,632	—	—	1,038,632
Asset-Backed Securities	—	129,740	—	129,740

Total Fixed Income Securities	1,038,632	5,457,494	—	6,496,126

Money Market Investments	220,418	—	—	220,418
Short-Term Investments	2,719,787	399,998	—	3,119,785

Total Investments	$3,978,837	$5,857,492	$—	$9,836,329

Asset Derivatives
Futures Contracts
Interest Rate Risk	182	—	—	182

Total Investments	$3,979,019	$5,857,492	$—	$9,836,511

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(19,325)	$—	$—	$(19,325)

Total	$(19,325)	$—	$—	$(19,325)

*	See Schedule of Investments for corresponding industries.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—122.1% of Net Assets
ASSET-BACKED SECURITIES—7.5%
321 Henderson Receivables I LLC (13-3A-A) 4.08%(1)	01/17/73	$6,162,676	$7,032,600
Allegro CLO XII, Ltd. (20-1A-A1) 1.38% (3 mo. USD LIBOR + 1.250%)(1),(2)	01/21/32	17,125,000	17,149,831
Arbor Realty Commercial Real Estate Note, Ltd. (19-FL1-A) 1.24% (1 mo. USD LIBOR + 1.150%)(1),(2)	05/15/37	11,900,000	11,913,911
Barings CLO, Ltd. (18-3A-A1) 1.08% (3 mo. USD LIBOR + 0.950%)(1),(2)	07/20/29	9,500,000	9,500,038
Barings CLO, Ltd. (20-4A-A) 1.35% (3 mo. USD LIBOR + 1.220%)(1),(2)	01/20/32	18,500,000	18,523,125
BDS, Ltd. (20-FL5-A) 1.31% (SOFR + 1.264%)(1),(2)	02/16/37	17,500,000	17,538,097
Blackrock DLF VIII-L CLO Trust (21-1A-A) 1.42% (3 mo. USD LIBOR + 1.350%)(1),(2)	04/17/32	26,525,000	26,535,902
BSPRT Issuer, Ltd. (18-FL4-A) 1.14% (1 mo. USD LIBOR + 1.050%)(1),(2)	09/15/35	3,079,610	3,080,622
CoreVest American Finance Trust (20-1-A2) 2.30%(1)	03/15/50	22,735,000	23,676,211
CoreVest American Finance Trust (20-1-XA) (I/O) 2.69%(1),(3)	03/15/50	55,883,664	6,375,147
CoreVest American Finance Trust (20-1-XB) (I/O) 2.07%(1),(3)	03/15/50	38,948,500	5,057,677
CoreVest American Finance Trust (20-4-XA) (I/O) 3.87%(1),(3)	12/15/52	58,096,906	8,182,569
CoreVest American Finance Trust (20-4-XB) (I/O) 2.83%(1),(3)	12/15/52	27,500,000	3,938,439
CoreVest American Finance Trust (21-1-XA) (I/O) 2.97%(1),(3)	04/15/53	79,531,665	9,999,624
Dryden CLO, Ltd. (20-83A-A) 1.35% (3 mo. USD LIBOR + 1.220%)(1),(2)	01/18/32	18,000,000	18,022,680
EFS Volunteer No 2 LLC (12-1-A2) 1.44% (1 mo. USD LIBOR + 1.350%)(1),(2)	03/25/36	5,167,739	5,242,756
EFS Volunteer No 3 LLC (12-1-A3) 1.09% (1 mo. USD LIBOR + 1.000%)(1),(2)	04/25/33	11,172,247	11,267,550
GCI Funding I LLC (21-1-A) 2.38%(1)	06/18/46	27,826,167	28,187,617
Global SC Finance SRL (14-1A-A2) 3.09%(1)	07/17/29	4,909,500	4,956,912
GoldenTree Loan Management US CLO, Ltd. (19-4A-AR) 1.24% (3 mo. USD LIBOR + 1.110%)(1),(2)	04/24/31	23,800,000	23,815,327
Higher Education Funding I (14-1-A) 1.20% (3 mo. USD LIBOR + 1.050%)(1),(2)	05/25/34	11,315	11,367
HPS Loan Management, Ltd. (0A-16-A2RR) 1.78% (3 mo. USD LIBOR + 1.650%)(1),(2)	04/20/34	20,000,000	20,020,240
LCM XXIV, Ltd. (24A-AR) 1.11% (3 mo. USD LIBOR + 0.980%)(1),(2)	03/20/30	10,000,000	9,995,000
LoanCore Issuer, Ltd. (18-CRE1-A) 1.22% (1 mo. USD LIBOR + 1.130%)(1),(2)	05/15/28	5,389,795	5,391,077
Lucali CLO, Ltd. (20-1A-A) 1.34% (3 mo. USD LIBOR + 1.210%)(1),(2)	01/15/33	18,000,000	18,029,520
Madison Park Funding XLVIII, Ltd. (21-48A-A) 1.28% (3 mo. USD LIBOR + 1.150%)(1),(2)	04/19/33	18,000,000	18,026,100
Madison Park Funding XXXVIII, Ltd. (21-38A-B) 1.78% (3 mo. USD LIBOR + 1.650%)(1),(2)	07/17/34	10,000,000	10,010,670
Marathon CRE, Ltd. (18-FL1-A) 1.24% (1 mo. USD LIBOR + 1.150%)(1),(2)	06/15/28	7,062,924	7,065,449
Navient Student Loan Trust (14-3-A) 0.71% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	20,815,431	20,774,464
Navient Student Loan Trust (14-4-A) 0.71% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	11,525,499	11,499,634
Navient Student Loan Trust (16-5A-A) 1.34% (1 mo. USD LIBOR + 1.250%)(1),(2)	06/25/65	14,557,939	14,997,812
Neuberger Berman Loan Advisers CLO, Ltd. (20-36A-A1R) 1.38% (3 mo. USD LIBOR + 1.250%)(1),(2)	04/20/33	18,750,000	18,779,531
OHA Credit Funding 3, Ltd. (19-3A-BR) 1.80% (3 mo. USD LIBOR + 1.650%)(1),(2)	07/02/35	13,000,000	13,005,070
OHA Credit Funding, Ltd. (21-9A-B) 1.88% (3 mo. USD LIBOR + 1.700%)(1),(2)	07/19/35	17,500,000	17,526,250
Palmer Square CLO, Ltd. (14-1A-A1R2) 1.26% (3 mo. USD LIBOR + 1.130%)(1),(2)	01/17/31	10,000,000	10,012,000
Palmer Square Loan Funding Ltd. (20-2A-A2) 1.68% (3 mo. USD LIBOR + 1.550%)(1),(2)	04/20/28	7,750,000	7,758,261
Park Avenue Institutional Advisers CLO, Ltd. (21-1A-A1A) 1.52% (3 mo. USD LIBOR + 1.390%)(1),(2)	01/20/34	19,000,000	19,062,871

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
Rockford Tower CLO, Ltd. (18-1A-A) 1.26% (1 X 3 mo. USD LIBOR + 1.100%)(1),(2)	05/20/31	$4,750,000	$4,750,237
Sixth Street CLO XVII, Ltd. (21-17A-A) 1.41% (3 mo. USD LIBOR + 1.240%)(1),(2)	01/20/34	18,000,000	18,050,688
SLM Student Loan Trust (08-5-A4) 1.83% (3 mo. USD LIBOR + 1.700%)(2)	07/25/23	1,836,518	1,853,063
SLM Student Loan Trust (08-8-B) 2.38% (3 mo. USD LIBOR + 2.250%)(2)	10/25/75	5,706,000	5,769,269

Total Asset-backed Securities (Cost: $512,728,202)			512,385,208

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.4%
Freddie Mac Multifamily Structured Pass-Through Certificates (K038-X3) (I/O) 2.49%(3)	06/25/42	78,039,937	4,902,235
Freddie Mac Multifamily Structured Pass-Through Certificates (K040-X3) (I/O) 2.04%(3)	11/25/42	77,991,835	4,808,337
Freddie Mac Multifamily Structured Pass-Through Certificates (K042-X3) (I/O) 1.60%(3)	01/25/43	76,625,000	3,906,549
Freddie Mac Multifamily Structured Pass-Through Certificates (K045-X3) (I/O) 1.50%(3)	04/25/43	126,630,757	6,518,059
Freddie Mac Multifamily Structured Pass-Through Certificates (K046-X3) (I/O) 1.51%(3)	04/25/43	94,964,072	4,796,217

Total Commercial Mortgage-Backed Securities—Agency (Cost: $35,285,762)			24,931,397

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—9.9%
1345 Avenue of the Americas & Park Avenue Plaza Trust (05-1-A3) 5.28%(1)	08/10/35	14,242,646	15,105,391
BAMLL Commercial Mortgage Securities Trust (20-BOC-A) 2.63%(1)	01/15/32	14,275,000	15,036,520
BANK (18-BN13-A5) 4.22%(3)	08/15/61	7,000,000	8,167,876
BANK (19-BN20-A2) 2.76%	09/15/62	14,450,000	15,410,768
BANK (19-BN21-A4) 2.60%	10/17/52	11,610,000	12,290,340
BANK (19-BN21-A5) 2.85%	10/17/52	13,365,000	14,496,271
BBCMS Mortgage Trust (20-C6-A4) 2.64%	02/15/53	25,990,000	27,735,405
BBCMS Trust (13-TYSN-E) 3.71%(1)	09/05/32	14,580,000	14,059,178
Benchmark Mortgage Trust (18-B8-A5) 4.23%	01/15/52	13,510,000	15,867,800
Benchmark Mortgage Trust (19-B14-225C) 3.29%(1),(3)	12/15/62	13,234,000	12,952,861
Benchmark Mortgage Trust (19-B14-225D) 3.29%(1),(3)	12/15/62	20,303,000	19,405,563
BFLD Trust (20-OBRK-A) 2.14% (1 mo. USD LIBOR + 2.050%)(1),(2)	11/15/28	17,940,000	18,159,354
BPR Trust (21-WILL-A) 1.84% (1 mo. USD LIBOR + 1.750%)(1),(2)	06/15/38	17,187,160	17,303,232
BX Commercial Mortgage Trust (20-VIV4-A) 2.84%(1)	03/09/44	15,285,000	16,274,211
BX Trust (19-OC11-A) 3.20%(1)	12/09/41	8,270,000	9,077,335
CAMB Commercial Mortgage Trust (19-LIFE-D) 1.84% (1 mo. USD LIBOR + 1.750%)(1),(2)	12/15/37	14,425,000	14,471,680
CPT Mortgage Trust (19-CPT-A) 2.87%(1)	11/13/39	12,500,000	13,498,296
Credit Suisse Mortgage Trust 3.81% (1 mo. USD LIBOR + 3.714%)(2)	08/15/23	19,780,000	19,780,024
CSAIL Commercial Mortgage Trust (18-CX11-A3) 4.09%	04/15/51	8,470,000	9,281,708
CSAIL Commercial Mortgage Trust (20-C19-ASB) 2.55%	03/15/53	31,288,000	33,359,755
DBGS BIOD Mortgage Trust (18-C1-A4) 4.47%	10/15/51	8,000,000	9,486,504
DBGS Mortgage Trust (18-BIOD-E) 1.79% (1 mo. USD LIBOR + 1.700%)(1),(2)	05/15/35	9,281,389	9,316,221
DBWF Mortgage Trust (16-85T-A) 3.79%(1)	12/10/36	6,385,000	7,169,798
DC Office Trust (19-MTC-A) 2.97% (1)	09/15/45	5,750,000	6,237,488
Grace Trust (20-GRCE-A) 2.35%(1)	12/10/40	30,000,000	31,144,297
Great Wolf Trust (19-WOLF-A) 1.13% (1 mo. USD LIBOR + 1.034%)(1),(2)	12/15/36	25,630,000	25,677,087
GS Mortgage Securities Corp. Trust (12-ALOH-A) 3.55%(1)	04/10/34	13,366,000	13,494,112
GS Mortgage Securities Corp. Trust (12-ALOH-D) 4.13%(1),(3)	04/10/34	10,605,000	10,648,576
GS Mortgage Securities Trust (20-GC47-A5) 2.38%	05/12/53	13,305,000	13,917,645
Houston Galleria Mall Trust (15-HGLR-D) 3.98%(1)	03/05/37	17,500,000	17,537,872
Hudson Yards Mortgage Trust (19-55HY-A) 2.94%(1),(3)	12/10/41	5,750,000	6,278,898
JPMorgan Chase Commercial Mortgage Securities Trust (18-LAQ-A) 1.09% (1 mo. USD LIBOR + 1.000%)(1),(2)	06/15/32	7,901,607	7,917,358
JPMorgan Chase Commercial Mortgage Securities Trust (18-PHH-A) 2.56% (1 mo. USD LIBOR + 1.060%)(1),(2)	06/15/35	11,619,337	11,603,154
JPMorgan Chase Commercial Mortgage Securities Trust (19-OSB-A) 3.40%(1)	06/05/39	13,765,000	15,383,732
Life Mortgage Trust (21-BMR-G) 3.04% (1 mo. USD LIBOR + 2.950%)(1),(2)	03/15/38	21,493,000	21,640,992

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
MF1, Ltd. (20-FL3-C) 4.66% (SOFR + 4.614%)(1),(2)	07/15/35	$22,100,000	$22,780,039
MFT Trust (20-ABC-D) 3.48%(1),(3)	02/10/42	3,245,000	3,195,966
Morgan Stanley Capital I Trust (18-MP-A) 4.28%(1),(3)	07/11/40	18,650,000	21,324,000
Morgan Stanley Capital I Trust (19-L2-A3) 3.81%	03/15/52	6,865,000	7,709,712
Morgan Stanley Capital I Trust (19-L2-A4) 4.07%	03/15/52	8,675,000	10,086,290
Morgan Stanley Capital I Trust (20-CNP-A) 2.43%(1),(3)	04/05/42	18,000,000	18,742,617
One Bryant Park Trust (19-OBP-A) 2.52%(1)	09/15/54	16,825,000	17,750,024
SFAVE Commercial Mortgage Securities Trust (15-5AVE-A2A) 3.66%(1),(3)	01/05/43	20,935,000	23,585,911
SFAVE Commercial Mortgage Securities Trust (15-5AVE-A2B) 4.14%(1),(3)	01/05/43	340,000	379,713
SLG Office Trust (21-OVA-G) 2.85%(1)	07/15/41	16,460,000	15,392,366

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $657,622,921)			670,133,940

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—56.5%
Fannie Mae, Pool #FM2318 3.50%	09/01/49	43,147,561	46,708,991
Fannie Mae, Pool #MA3811 3.00%	10/01/49	5,865,285	6,039,904
Fannie Mae, Pool #MA4152 2.00%	10/01/40	63,734,930	65,559,840
Fannie Mae 0.39% (1 mo. USD LIBOR + 0.300%)(2)	06/25/48	31,495,916	31,558,808
Fannie Mae , Pool #BM5979 3.50%	09/01/45	8,864,228	9,595,195
Fannie Mae , Pool #FM2342 3.50%	12/01/46	5,175,208	5,606,821
Fannie Mae , Pool #MA3971 3.00%	03/01/50	3,510,604	3,629,574
Fannie Mae (01-40-Z) 6.00%	08/25/31	120,063	135,751
Fannie Mae (03-117-TG) (PAC) 4.75%	08/25/33	178,856	188,436
Fannie Mae (04-52-SW) (I/O) (I/F) 7.01% (-1 x 1 mo. USD LIBOR + 7.100%)(2)	07/25/34	441,058	51,073
Fannie Mae (04-65-LT) 4.50%	08/25/24	412,040	429,041
Fannie Mae (04-68-LC) 5.00%	09/25/29	927,793	1,016,007
Fannie Mae (05-117-LC) (PAC) 5.50%	11/25/35	1,295,715	1,334,143
Fannie Mae (05-74-CP) (I/F) (PAC) 24.42% (-1 x 1 mo. USD LIBOR + 24.750%)(2)	05/25/35	111,810	149,923
Fannie Mae (07-103-AI) (I/O) (I/F) 6.41% (-1 x 1 mo. USD LIBOR + 6.500%)(2)	03/25/37	3,171,417	584,624
Fannie Mae (07-20-SI) (I/O) (I/F) 6.36% (-1 x 1 mo. USD LIBOR + 6.450%)(2)	03/25/37	765,846	125,703
Fannie Mae (07-21-SE) (I/O) (I/F) 6.35% (-1 x 1 mo. USD LIBOR + 6.440%)(2)	03/25/37	624,855	93,366
Fannie Mae (07-56-SG) (I/O) (I/F) 6.32% (-1 x 1 mo. USD LIBOR + 6.410%)(2)	06/25/37	758,427	82,790
Fannie Mae (07-58-SV) (I/O) (I/F) 6.66% (-1 x 1 mo. USD LIBOR + 6.750%)(2)	06/25/37	3,424,997	522,468
Fannie Mae (07-65-S) (I/O) (I/F) 6.51% (-1 x 1 mo. USD LIBOR + 6.600%)(2)	07/25/37	548,366	74,834
Fannie Mae (07-88-FY) 0.55% (1 mo. USD LIBOR + 0.460%)(2)	09/25/37	445,192	451,192
Fannie Mae (07-B2-ZA) 5.50%	06/25/37	7,672,682	8,969,421
Fannie Mae (08-1-AI) (I/O) (I/F) 6.16% (-1 x 1 mo. USD LIBOR + 6.250%)(2)	05/25/37	3,169,289	408,492
Fannie Mae (08-13-SB) (I/O) (I/F) 6.15% (-1 x 1 mo. USD LIBOR + 6.240%)(2)	03/25/38	2,950,974	686,335
Fannie Mae (08-23-SB) (I/O) (I/F) 6.76% (-1 x 1 mo. USD LIBOR + 6.850%)(2)	04/25/38	4,435,321	739,550
Fannie Mae (08-35-SD) (I/O) (I/F) 6.36% (-1 x 1 mo. USD LIBOR + 6.450%)(2)	05/25/38	409,084	60,582
Fannie Mae (08-66-SG) (I/O) (I/F) 5.98% (-1 x 1 mo. USD LIBOR + 6.070%)(2)	08/25/38	6,575,519	1,308,418
Fannie Mae (08-68-SA) (I/O) (I/F) 5.88% (-1 x 1 mo. USD LIBOR + 5.970%)(2)	08/25/38	2,336,000	292,644
Fannie Mae (09-3-SH) (I/O) (I/F) 5.36% (-1 x 1 mo. USD LIBOR + 5.450%)(2)	06/25/37	864,061	99,387
Fannie Mae (09-47-SV) (I/O) (I/F) 6.66% (-1 x 1 mo. USD LIBOR + 6.750%)(2)	07/25/39	575,226	69,919
Fannie Mae (09-51-SA) (I/O) (I/F) 6.66% (-1 x 1 mo. USD LIBOR + 6.750%)(2)	07/25/39	2,851,755	465,154
Fannie Mae (09-6-SD) (I/O) (I/F) 5.46% (-1 x 1 mo. USD LIBOR + 5.550%)(2)	02/25/39	683,555	114,166
Fannie Mae (09-68-KB) 4.00%	09/25/24	1,527,282	1,581,529
Fannie Mae (09-71-LB) 4.00%	09/25/29	6,614,441	7,095,095
Fannie Mae (09-72-AC) 4.00%	09/25/29	8,636,555	9,367,807
Fannie Mae (09-72-JS) (I/O) (I/F) 7.16% (-1 x 1 mo. USD LIBOR + 7.250%)(2)	09/25/39	520,270	121,254
Fannie Mae (10-136-CX) (PAC) 4.00%	08/25/39	13,334,492	13,713,333
Fannie Mae (11-111-DB) 4.00%	11/25/41	11,811,349	12,990,039
Fannie Mae (12-128-UY) (PAC) 2.50%	11/25/42	11,738,000	12,539,027
Fannie Mae (12-133-GC) (PAC) 2.50%	08/25/41	11,325,912	11,645,642
Fannie Mae (12-153-PC) (PAC) 2.00%	05/25/42	3,468,991	3,545,663

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
Fannie Mae (13-101-BO) (P/O) 0.00%(4)	10/25/43	$4,432,239	$4,034,034
Fannie Mae (13-101-CO) (P/O) 0.00%(4)	10/25/43	10,305,813	9,177,206
Fannie Mae (13-21-EC) (I/O) 2.00%	12/25/38	81,161	81,146
Fannie Mae (13-95-PN) (PAC) 3.00%	01/25/43	21,400,000	22,107,737
Fannie Mae (16-106-EF) 0.59% (1 mo. USD LIBOR + 0.500%)(2)	01/25/47	16,405,333	16,562,121
Fannie Mae (16-63-AF) 0.59% (1 mo. USD LIBOR + 0.500%)(2)	09/25/46	10,072,559	10,180,531
Fannie Mae (18-25-FA) 0.39% (1 mo. USD LIBOR + 0.300%)(2)	04/25/48	18,450,664	18,515,266
Fannie Mae (18-52 PZ) (PAC) 4.00%	07/25/48	3,198,551	3,414,953
Fannie Mae (18-55 PA) (PAC) 3.50%	01/25/47	5,848,657	6,068,058
Fannie Mae (19-57) 2.50%	10/25/49	11,615,407	12,042,311
Fannie Mae (20-10-FA) 0.59% (1 mo. USD LIBOR + 0.500%)(2)	03/25/50	11,818,941	11,880,362
Fannie Mae (20-12-FL) 0.54% (1 mo. USD LIBOR + 0.450%)(2)	03/25/50	21,402,422	21,568,448
Fannie Mae (93-202-SZ) (I/F) (PAC) 10.00% (Prime+44.286)(2)	11/25/23	14,906	15,844
Fannie Mae (95-21-C) (P/O) 0.00%(4)	05/25/24	95,711	95,519
Fannie Mae (G92-29-J) 8.00%	07/25/22	718	728
Fannie Mae, Pool #254634 5.50%	02/01/23	17,362	19,355
Fannie Mae, Pool #257536 5.00%	01/01/29	804,161	887,877
Fannie Mae, Pool #310033 6.00%	07/01/47	380,096	448,701
Fannie Mae, Pool #555424 5.50%	05/01/33	1,914,904	2,189,534
Fannie Mae, Pool #661856 2.12% (12 mo. USD LIBOR + 1.623%)(2)	10/01/32	25,500	26,085
Fannie Mae, Pool #671133 1.66% (6 mo. USD LIBOR + 1.413%)(2)	02/01/33	65,332	66,652
Fannie Mae, Pool #687847 1.99% (12 mo. USD LIBOR + 1.615%)(2)	02/01/33	18,729	18,963
Fannie Mae, Pool #692104 1.66% (6 mo. USD LIBOR + 1.413%)(2)	02/01/33	353,264	364,208
Fannie Mae, Pool #699866 1.85% (12 mo. USD LIBOR + 1.550%)(2)	04/01/33	156,984	164,386
Fannie Mae, Pool #704454 1.94% (12 mo. USD LIBOR + 1.686%)(2)	05/01/33	25,154	25,726
Fannie Mae, Pool #728824 2.26% (12 mo. USD LIBOR + 1.639%)(2)	07/01/33	66,284	66,686
Fannie Mae, Pool #734384 5.50%	07/01/33	250,070	281,306
Fannie Mae, Pool #888593 7.00%	06/01/37	277,739	338,657
Fannie Mae, Pool #934103 5.00%	07/01/38	145,781	158,028
Fannie Mae, Pool #979563 5.00%	04/01/28	523,660	572,775
Fannie Mae, Pool #995040 5.00%	06/01/23	88,801	92,494
Fannie Mae, Pool #995425 6.00%	01/01/24	356,108	369,524
Fannie Mae, Pool #995573 6.00%	01/01/49	1,221,730	1,333,991
Fannie Mae, Pool #995953 6.00%	11/01/28	2,150,929	2,415,164
Fannie Mae, Pool #995954 6.00%	03/01/29	1,247,546	1,401,012
Fannie Mae, Pool #AA3303 5.50%	06/01/38	2,205,224	2,611,189
Fannie Mae, Pool #AB6210 3.00%	09/01/42	23,391,289	25,311,075
Fannie Mae, Pool #AE0588 6.00%	08/01/37	4,469,902	5,309,182
Fannie Mae, Pool #AL0851 6.00%	10/01/40	2,922,027	3,474,445
Fannie Mae, Pool #AL1594 6.00%	07/01/40	2,275,715	2,702,911
Fannie Mae, Pool #AL9106 4.50%	02/01/46	13,161,332	14,698,192
Fannie Mae, Pool #AS7241 3.50%	05/01/46	9,076,219	9,824,668
Fannie Mae, Pool #AS9454 4.00%	04/01/47	1,642,765	1,764,462
Fannie Mae, Pool #AS9749 4.00%	06/01/47	5,462,353	5,867,006
Fannie Mae, Pool #AS9830 4.00%	06/01/47	5,116,850	5,495,908
Fannie Mae, Pool #AS9972 4.00%	07/01/47	4,687,583	5,034,840
Fannie Mae, Pool #BN4316 4.00%	01/01/49	214,349	231,300
Fannie Mae, Pool #BN6264 4.00%	04/01/49	4,780,287	5,164,334
Fannie Mae, Pool #CA1540 4.00%	04/01/48	17,921,210	19,625,975
Fannie Mae, Pool #CA1710 4.50%	05/01/48	9,978,090	10,781,359
Fannie Mae, Pool #CA1711 4.50%	05/01/48	9,197,133	9,958,423
Fannie Mae, Pool #CA2208 4.50%	08/01/48	10,914,057	11,793,427
Fannie Mae, Pool #CA5689 3.00%	05/01/50	48,125,119	51,504,315
Fannie Mae, Pool #MA1561 3.00%	09/01/33	24,482,108	26,163,963
Fannie Mae, Pool #MA1584 3.50%	09/01/33	15,917,892	17,190,354
Fannie Mae, Pool #MA2871 3.00%	01/01/32	6,211,647	6,582,908
Fannie Mae, Pool #MA2995 4.00%	05/01/47	5,574,374	6,014,209
Fannie Mae, Pool #MA3248 3.50%	01/01/33	6,666,689	7,157,942
Fannie Mae, Pool #MA3313 3.50%	03/01/33	1,544,950	1,650,652

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
Fannie Mae, Pool #MA3340 3.50%	04/01/33	$12,756,746	$13,629,538
Fannie Mae, Pool #MA3427 4.00%	07/01/33	9,120,324	9,690,924
Freddie Mac (4896-DA) 3.00%	01/15/49	2,932,920	3,024,161
Freddie Mac (4648-FA) 0.59% (1 mo. USD LIBOR + 0.500%)(2)	01/15/47	9,750,512	9,833,808
Freddie Mac (4929-FB) 0.54% (1 mo. USD LIBOR + 0.450%)(2)	09/25/49	18,529,862	18,667,787
Freddie Mac (4959-JF) 0.54% (1 mo. USD LIBOR + 0.450%)(2)	03/25/50	23,555,929	23,744,974
Freddie Mac , Pool #ZS4755 3.50%	02/01/48	2,279,878	2,425,720
Freddie Mac (1829-ZB) 6.50%	03/15/26	33,524	35,446
Freddie Mac (2367-ZK) 6.00%	10/15/31	80,260	90,780
Freddie Mac (2514-PZ) (PAC) 5.50%	10/15/32	1,318,609	1,466,501
Freddie Mac (2571-PZ) (PAC) 5.50%	02/15/33	3,098,980	3,453,752
Freddie Mac (2642-AR) 4.50%	07/15/23	111,204	114,499
Freddie Mac (2647-OV) (P/O) 0.00%(4)	07/15/33	604,092	533,518
Freddie Mac (2662-MT) (TAC) 4.50%	08/15/33	1,109,472	1,206,092
Freddie Mac (2666-BD) 4.50%	08/15/23	259,489	267,719
Freddie Mac (2700-B) 4.50%	11/15/23	465,777	481,790
Freddie Mac (2752-GZ) (PAC) 5.00%	02/15/34	12,303,948	13,798,686
Freddie Mac (277-30) 3.00%	09/15/42	14,260,503	15,229,501
Freddie Mac (2903-PO) (P/O) 0.00%(4)	11/15/23	83,748	82,865
Freddie Mac (3045-HZ) 4.50%	10/15/35	750,476	815,220
Freddie Mac (3063-YG) (PAC) 5.50%	11/15/35	13,784,443	15,987,090
Freddie Mac (3114-KZ) 5.00%	02/15/36	9,499,191	10,763,771
Freddie Mac (3146-GE) 5.50%	04/15/26	2,121,191	2,281,601
Freddie Mac (3149-OD) (P/O) (PAC) 0.00%(4)	05/15/36	3,312,086	3,087,656
Freddie Mac (3315-S) (I/O) (I/F) 6.32% (-1 x 1 mo. USD LIBOR + 6.410%)(2)	05/15/37	694,076	97,980
Freddie Mac (3376-SX) (I/O) (I/F) 5.95% (-1 x 1 mo. USD LIBOR + 6.040%)(2)	10/15/37	2,001,601	337,685
Freddie Mac (3410-IS) (I/O) (I/F) 6.18% (-1 x 1 mo. USD LIBOR + 6.270%)(2)	02/15/38	2,569,997	431,194
Freddie Mac (3424-BI) (I/O) (I/F) 6.71% (-1 x 1 mo. USD LIBOR + 6.800%)(2)	04/15/38	2,992,652	729,089
Freddie Mac (3519-SH) (I/O) (I/F) 5.41% (-1 x 1 mo. USD LIBOR + 5.500%)(2)	07/15/37	216,897	33,303
Freddie Mac (3531-SC) (I/O) (I/F) 6.21% (-1 x 1 mo. USD LIBOR + 6.300%)(2)	05/15/39	4,345,034	358,545
Freddie Mac (3541-SA) (I/O) (I/F) 6.66% (-1 x 1 mo. USD LIBOR + 6.750%)(2)	06/15/39	1,286,582	299,240
Freddie Mac (3550-GS) (I/O) (I/F) 6.66% (-1 x 1 mo. USD LIBOR + 6.750%)(2)	07/15/39	3,976,442	920,509
Freddie Mac (3551-VZ) 5.50%	12/15/32	1,699,421	1,927,422
Freddie Mac (3557-KB) 4.50%	07/15/29	2,976,163	3,196,101
Freddie Mac (3557-NB) 4.50%	07/15/29	6,883,863	7,412,295
Freddie Mac (3558-KB) 4.00%	08/15/29	3,214,170	3,446,907
Freddie Mac (3565-XB) 4.00%	08/15/24	3,044,261	3,161,364
Freddie Mac (3575-D) 4.50%	03/15/37	420,183	445,910
Freddie Mac (3626-MD) (PAC) 5.00%	01/15/38	1,470,477	1,477,490
Freddie Mac (3719-PJ) (PAC) 4.50%	09/15/40	19,352,955	21,668,013
Freddie Mac (3788-SB) (I/O) (I/F) 6.39% (-1 x 1 mo. USD LIBOR + 6.480%)(2)	01/15/41	5,610,592	1,293,022
Freddie Mac (3885-PO) (P/O) (PAC) 0.00%(4)	11/15/33	1,218,563	1,144,890
Freddie Mac (3930-KE) (PAC) 4.00%	09/15/41	10,470,000	12,055,061
Freddie Mac (4030-HS) (I/O) (I/F) 6.52% (-1 x 1 mo. USD LIBOR + 6.610%)(2)	04/15/42	2,138,178	451,633
Freddie Mac (4604-PB) (PAC) 3.00%	01/15/46	2,201,517	2,328,401
Freddie Mac (4846-PA) 4.00%	06/15/47	2,580,796	2,699,556
Freddie Mac (R002-ZA) 5.50%	06/15/35	2,766,246	3,167,523
Freddie Mac, Pool #A91162 5.00%	02/01/40	13,854,020	15,864,875
Freddie Mac, Pool #A92195 5.00%	05/01/40	3,692,468	4,201,020
Freddie Mac, Pool #C90552 6.00%	06/01/22	3,155	3,539
Freddie Mac, Pool #G01959 5.00%	12/01/35	73,279	83,512
Freddie Mac, Pool #G06173 4.00%	11/01/40	16,657,607	18,724,335
Freddie Mac, Pool #G07556 4.00%	11/01/43	5,234,191	5,883,773
Freddie Mac, Pool #G07786 4.00%	08/01/44	17,019,395	18,976,921
Freddie Mac, Pool #G07848 3.50%	04/01/44	43,091,530	47,483,785
Freddie Mac, Pool #G08687 3.50%	01/01/46	28,125,733	30,194,318
Freddie Mac, Pool #G08710 3.00%	06/01/46	1,504,041	1,590,181
Freddie Mac, Pool #G08716 3.50%	08/01/46	8,186,940	8,753,323
Freddie Mac, Pool #G08721 3.00%	09/01/46	32,980,443	34,869,306

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
Freddie Mac, Pool #G08833 5.00%	07/01/48	$4,996,957	$5,459,629
Freddie Mac, Pool #G08840 5.00%	08/01/48	785,212	859,670
Freddie Mac, Pool #G08843 4.50%	10/01/48	6,656,967	7,181,546
Freddie Mac, Pool #G08848 4.50%	11/01/48	3,262,287	3,523,687
Freddie Mac, Pool #G08849 5.00%	11/01/48	6,224,958	6,833,743
Freddie Mac, Pool #G12635 5.50%	03/01/22	50	50
Freddie Mac, Pool #G13390 6.00%	01/01/24	54,359	55,509
Freddie Mac, Pool #G16085 2.50%	02/01/32	4,369,261	4,617,887
Freddie Mac, Pool #G16258 2.50%	06/01/32	18,185,654	19,184,483
Freddie Mac, Pool #G16598 2.50%	12/01/31	3,915,307	4,126,713
Freddie Mac, Pool #G18592 3.00%	03/01/31	17,820,178	18,842,283
Freddie Mac, Pool #G18627 3.00%	01/01/32	10,544,504	11,173,650
Freddie Mac, Pool #G30450 6.00%	01/01/29	763,218	857,329
Freddie Mac, Pool #G30452 6.00%	10/01/28	818,083	918,920
Freddie Mac, Pool #G30454 5.00%	05/01/29	942,315	1,031,132
Freddie Mac, Pool #G60238 3.50%	10/01/45	4,804,352	5,240,004
Freddie Mac, Pool #G60440 3.50%	03/01/46	34,277,310	37,374,813
Freddie Mac, Pool #G67700 3.50%	08/01/46	31,516,583	34,344,912
Freddie Mac, Pool #G67703 3.50%	04/01/47	51,278,559	55,832,274
Freddie Mac, Pool #G67705 4.00%	10/01/47	4,796,158	5,274,110
Freddie Mac, Pool #G67706 3.50%	12/01/47	33,855,831	36,841,188
Freddie Mac, Pool #G67707 3.50%	01/01/48	18,174,367	20,099,690
Freddie Mac, Pool #G67708 3.50%	03/01/48	43,540,587	47,459,016
Freddie Mac, Pool #G67709 3.50%	03/01/48	27,893,265	30,546,893
Freddie Mac, Pool #G67717 4.00%	11/01/48	42,147,567	46,221,908
Freddie Mac, Pool #N70081 5.50%	07/01/38	2,150,804	2,415,111
Freddie Mac, Pool #P51350 5.00%	03/01/36	1,850,386	2,113,001
Freddie Mac, Pool #SD7511 3.50%	01/01/50	36,665,416	39,714,721
Freddie Mac, Pool #SD7513 3.50%	04/01/50	21,248,645	23,138,030
Freddie Mac, Pool #ZT1491 3.50%	11/01/48	11,806,112	12,777,830
Ginnie Mae (11-70-BO) (P/O) 0.00%(4)	05/20/41	5,221,553	4,649,972
Ginnie Mae (15-42-ZB) 3.00%	03/20/45	19,288,352	20,939,246
Ginnie Mae (15-43-DM) 2.50%	03/20/45	20,000,000	21,037,500
Ginnie Mae (15-44-Z) 3.00%	03/20/45	13,052,598	14,143,204
Ginnie Mae, Pool #MA3662 3.00%	05/20/46	8,983,801	9,481,256
Ginnie Mae II, Pool #MA6030 3.50%	07/20/49	5,228,698	5,392,737
Ginnie Mae II, Pool #80963 2.25% (1-year Treasury Constant Maturity Rate + 1.500%)(2)	07/20/34	75,923	78,601
Ginnie Mae II, Pool #MA2374 5.00%	11/20/44	322,646	361,840
Ginnie Mae II, Pool #MA2828 4.50%	05/20/45	228,605	253,396
Ginnie Mae II, Pool #MA3456 4.50%	02/20/46	1,250,595	1,388,970
Ginnie Mae II, Pool #MA3521 3.50%	03/20/46	30,976,521	32,901,842
Ginnie Mae II, Pool #MA3663 3.50%	05/20/46	15,075,998	16,013,035
Ginnie Mae II, Pool #MA3665 4.50%	05/20/46	1,915,439	2,097,664
Ginnie Mae II, Pool #MA3735 3.00%	06/20/46	114,952	121,317
Ginnie Mae II, Pool #MA3736 3.50%	06/20/46	11,771,866	12,503,537
Ginnie Mae II, Pool #MA3739 5.00%	06/20/46	3,669,962	4,149,834
Ginnie Mae II, Pool #MA3876 4.50%	08/20/46	123,202	135,077
Ginnie Mae II, Pool #MA3877 5.00%	08/20/46	1,733,585	1,944,175
Ginnie Mae II, Pool #MA4006 4.50%	10/20/46	58,992	64,825
Ginnie Mae II, Pool #MA4007 5.00%	10/20/46	3,645,300	4,112,079
Ginnie Mae II, Pool #MA4071 4.50%	11/20/46	261,574	290,452
Ginnie Mae II, Pool #MA4126 3.00%	12/20/46	40,735,729	42,991,368
Ginnie Mae II, Pool #MA4129 4.50%	12/20/46	86,238	96,056
Ginnie Mae II, Pool #MA4199 5.00%	01/20/47	3,398,232	3,833,333
Ginnie Mae II, Pool #MA4264 4.50%	02/20/47	9,468,175	10,280,166
Ginnie Mae II, Pool #MA4265 5.00%	02/20/47	3,018,055	3,404,640
Ginnie Mae II, Pool #MA4324 5.00%	03/20/47	3,436,147	3,933,896
Ginnie Mae II, Pool #MA4385 5.00%	04/20/47	743,937	826,636
Ginnie Mae II, Pool #MA4454 5.00%	05/20/47	561,265	614,721
Ginnie Mae II, Pool #MA4512 4.50%	06/20/47	22,654,203	24,512,076
Ginnie Mae II, Pool #MA4513 5.00%	06/20/47	2,170,698	2,377,495
Ginnie Mae II, Pool #MA4781 5.00%	10/20/47	2,510,460	2,748,737
Ginnie Mae II, Pool #MA4836 3.00%	11/20/47	12,407,396	13,106,069
Ginnie Mae II, Pool #MA4838 4.00%	11/20/47	12,700,124	13,593,422
Ginnie Mae II, Pool #MA4900 3.50%	12/20/47	9,326,894	9,881,918

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
Ginnie Mae II, Pool #MA4901 4.00%	12/20/47	$872,590	$932,323
Ginnie Mae II, Pool #MA4962 3.50%	01/20/48	11,112,568	11,773,853
Ginnie Mae II, Pool #MA5466 4.00%	09/20/48	7,680,714	8,162,085
Ginnie Mae II, Pool #MA5467 4.50%	09/20/48	883,401	945,290
Ginnie Mae II, Pool #MA5528 4.00%	10/20/48	6,491,751	6,897,592
Ginnie Mae II, Pool #MA6080 3.00%	08/20/49	427,614	441,537
Ginnie Mae II, Pool #MA6081 3.50%	08/20/49	1,726,971	1,781,151
Ginnie Mae II, Pool #MA6209 3.00%	10/20/49	5,905,077	6,078,843
Ginnie Mae II TBA, 30 Year
2.00%(5)	10/31/50	183,875,000	188,019,368
2.50%(5)	12/01/50	196,800,000	204,223,568
Uniform Mortgage-Backed Securities TBA, 15 Year 1.50%(5)	03/02/36	153,350,000	156,142,450
2.00%(5)	03/02/36	225,700,000	233,971,623
Uniform Mortgage-Backed Securities TBA, 30 Year 2.00%(5)	01/31/51	554,275,000	564,169,668
2.50%(5)	01/31/51	582,935,000	605,918,262

Total Residential Mortgage-Backed Securities—Agency (Cost: $3,726,542,342)			3,826,854,225

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—19.8%
ACE Securities Corp. (07-ASP1-A2C) 0.35% (1 mo. USD LIBOR + 0.260%)(2)	03/25/37	12,512,759	7,731,251
ACE Securities Corp. (07-ASP1-A2D) 0.47% (1 mo. USD LIBOR + 0.380%)(2),(6)	03/25/37	6,725,475	4,244,441
ACE Securities Corp. Home Equity Loan Trust (07-HE1-A1) 0.39% (1 mo. USD LIBOR + 0.300%)(2)	01/25/37	32,103,793	21,505,808
Adjustable Rate Mortgage Trust (04-5-3A1) 2.42%(3)	04/25/35	5,039	5,079
Argent Securities Trust (06-M1-A2C) 0.39% (1 mo. USD LIBOR + 0.300%)(2)	07/25/36	49,754,238	20,295,201
Argent Securities Trust (06-W4-A2C) 0.41% (1 mo. USD LIBOR + 0.320%)(2)	05/25/36	18,293,554	6,697,963
Argent Securities, Inc. Asset-Backed Pass-Through Certificates (05-W3-M2) 0.78% (1 mo. USD LIBOR + 0.690%)(2)	11/25/35	29,183,398	27,916,480
Asset-Backed Funding Certificates (07-NC1-A2) 0.39% (1 mo. USD LIBOR + 0.300%)(1),(2)	05/25/37	6,236,861	6,017,139
Asset-Backed Funding Certificates (07-WMC1-A2A) 0.84% (1 mo. USD LIBOR + 0.750%)(2)	06/25/37	11,254,842	10,410,725
Banc of America Funding Corp. (04-B-3A1) 2.59%(3),(6)	12/20/34	156,250	145,813
Banc of America Funding Corp. (06-D-2A1) 3.50%(3),(6)	05/20/36	51,414	50,734
Banc of America Funding Corp. (06-D-3A1) 2.92%(3),(6)	05/20/36	1,768,273	1,728,874
Banc of America Funding Corp. (15-R8-1A1) 0.96%(1),(3)	11/26/46	1,992,524	1,984,924
Banc of America Funding Trust (06-3-4A14) 6.00%	03/25/36	426,073	430,909
Banc of America Funding Trust (06-3-5A3) 5.50%(6)	03/25/36	1,628,241	1,635,548
BCAP LLC Trust (06-AA2-A1) 0.43% (1 mo. USD LIBOR + 0.340%)(2)	01/25/37	13,998,595	13,822,617
Bear Stearns Alt-A Trust (05-2-2A4) 2.86%(3)	04/25/35	1,773	1,776
Bear Stearns Alt-A Trust (05-4-23A1) 2.63%(3),(6)	05/25/35	2,865,338	2,936,922
Bear Stearns Alt-A Trust (06-4-32A1) 2.95%(3)	07/25/36	363,992	232,569
Bear Stearns ARM Trust (04-12-1A1) 2.99%(3)	02/25/35	497,839	507,859
Bear Stearns ARM Trust (05-10-A3) 2.76%(3)	10/25/35	2,134,000	2,153,451
Bear Stearns ARM Trust (06-2-2A1) 2.89%(3),(6)	07/25/36	892,809	828,173
Bear Stearns ARM Trust (07-1-1A1) 2.95%(3)	02/25/47	12,724,550	12,420,010
Bear Stearns ARM Trust (07-1-2A1) 2.73%(3),(6)	02/25/47	132,325	130,780
Bear Stearns ARM Trust (07-5-3A1) 3.23%(3),(6)	08/25/47	628,699	621,558
Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A3) 5.50%(3)	09/25/35	1,051,121	1,067,139
Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A4) 5.40%(3)	09/25/35	2,247,476	2,271,972
Bear Stearns Mortgage Funding Trust (06-AR1-2A1) 0.53% (1 mo. USD LIBOR + 0.440%)(2)	08/25/36	11,086,700	10,469,697
Bear Stearns Mortgage Funding Trust (06-AR3-1A1) 0.27% (1 mo. USD LIBOR + 0.180%)(2)	10/25/36	369,491	343,862
BNC Mortgage Loan Trust (07-1-A4) 0.25% (1 mo. USD LIBOR + 0.160%)(2)	03/25/37	6,282,656	6,034,746
Chase Mortgage Finance Corp. (06-A1-2A1) 3.00%(3),(6)	09/25/36	475,440	436,964
Chase Mortgage Finance Corp. (07-A1-8A1) 2.70%(3)	02/25/37	1,684,644	1,743,693
Chaseflex Trust (05-1-1A5) 6.50%(6)	02/25/35	2,572,501	2,446,259
CIM Trust (18-R5-A1) 3.75%(1),(3)	07/25/58	15,690,628	15,933,122
CIM Trust (18-R6-A1) 1.18% (1 mo. USD LIBOR + 1.076%)(1),(2)	09/25/58	12,556,208	12,519,284
CIM Trust (19-R3-A) 2.63%(1),(3)	06/25/58	16,936,256	16,918,826
CIM Trust (20-NR1-A) 3.45%(1)	06/26/62	34,332,926	34,780,579
CIM Trust (20-R1-A1) 2.85%(1),(3)	10/27/59	26,234,132	22,593,044
CIM Trust (20-R3-A1A) 4.00%(1),(3)	01/26/60	21,972,535	21,348,291
CIM Trust (20-R4-A1A) 3.30%(1),(3)	06/25/60	25,252,519	25,330,239
CIM Trust (20-R6-A1A) 2.25%(1),(3)	12/25/60	16,849,964	16,874,162
CIM Trust (20-R7-A1A) 2.25% (1),(3)	12/27/61	29,139,635	29,372,081
CIM Trust (21-NR2-A1) 2.57%(1)	07/25/59	18,217,674	18,245,895

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
CIM Trust (21-NR3-A1) 2.57%(1)	06/25/57	$13,844,443	$13,873,861
CIM Trust (21-R3-A1A) 1.95%(1),(3)	06/25/57	32,204,463	32,822,759
Citicorp Mortgage Securities Trust, Inc. (07-4-3A1) 5.50%	05/25/37	25,453	25,554
Citigroup Mortgage Loan Trust (06-HE3-A1) 0.37% (1 mo. USD LIBOR + 0.280%)(1),(2)	12/25/36	9,815,968	9,670,155
Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A1A) 2.37%(3),(6)	07/25/36	2,321,080	1,855,565
Citigroup Mortgage Loan Trust, Inc. (07-12-2A1) 6.50%(1),(3),(6)	10/25/36	2,543,260	1,826,039
CitiMortgage Alternative Loan Trust (07-A5-1A6) 6.00%(6)	05/25/37	11,346,327	11,528,532
Conseco Finance Securitizations Corp. (00-4-A5) 7.97%	05/01/32	45,277,023	13,252,114
Conseco Financial Corp. (99-2-A7) 6.44%	12/01/30	1,844,003	1,966,460
Countrywide Alternative Loan Trust (05-20CB-4A1) 5.25%(6)	07/25/20	1,299	1,279
Countrywide Alternative Loan Trust (05-84-1A1) 2.33%(3),(6)	02/25/36	112,673	97,221
Countrywide Alternative Loan Trust (05-J1-2A1) 5.50%	02/25/25	312,688	306,678
Countrywide Alternative Loan Trust (06-HY12-A5) 2.95%(3)	08/25/36	6,448,417	6,471,898
Countrywide Alternative Loan Trust (07-19-1A34) 6.00%(6)	08/25/37	12,698,333	8,479,672
Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3) 5.50%	08/25/34	3,925,536	4,062,080
Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1) 0.69% (1 mo. USD LIBOR + 0.600%)(2)	05/25/35	7,420,762	6,273,199
Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1) 2.52%(3),(6)	09/20/35	14,476	12,679
Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1) 3.60%(3)	09/25/47	4,323	4,055
Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1) 3.18%(3),(6)	03/25/37	35,616	31,175
Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA) 5.75%	04/22/33	26,771	27,987
Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1) 6.50%(6)	12/25/35	1,725,259	1,236,533
Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1) 6.50%(6)	01/25/36	6,517,773	2,865,705
Credit Suisse Mortgage Trust (13-7R-4A1) 0.41% (1 mo. USD LIBOR + 0.160%)(1),(2)	07/26/36	165,176	177,416
Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2) 3.01%	01/25/36	3,167,075	2,591,621
Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4) 0.25% (1 mo. USD LIBOR + 0.160%)(2)	10/25/36	21,826,505	18,538,694
Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4) 0.32% (1 mo. USD LIBOR + 0.230%)(2)	11/25/36	13,784,622	8,391,714
Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2B) 3.72%	02/25/37	2,776,502	2,216,008
Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2C) 3.72%	02/25/37	9,550,632	7,621,741
CSMC Mortgage-Backed Trust (06-8-3A1) 6.00%(6)	10/25/21	1,000,147	716,067
CSMC Mortgage-Backed Trust (06-9-5A1) 5.50%	11/25/36	1,240,844	1,232,457
CSMC Mortgage-Backed Trust (07-2-3A4) 5.50%(6)	03/25/37	4,829,303	3,632,482
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (05-1-1A3) 0.59% (1 mo. USD LIBOR + 0.500%)(2)	02/25/35	5,246,978	5,157,533
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6) 0.47% (1 mo. USD LIBOR + 0.380%)(2),(6)	02/25/37	228,986	222,046
DSLA Mortgage Loan Trust (05-AR6-2A1A) 0.38% (1 mo. USD LIBOR + 0.290%)(2)	10/19/45	1,969,028	1,921,912
DSLA Mortgage Loan Trust (06-AR2-2A1A) 0.29% (1 mo. USD LIBOR + 0.200%)(2)	10/19/36	22,444,972	19,516,105
DSLA Mortgage Loan Trust (07-AR1-2A1A) 0.23% (1 mo. USD LIBOR + 0.140%)(2)	03/19/37	5,372,614	5,014,559
Fieldstone Mortgage Investment Corp. (07-1-2A2) 0.36% (1 mo. USD LIBOR + 0.270%)(2)	04/25/47	3,118,117	2,669,987
First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C) 0.25% (1 mo. USD LIBOR + 0.160%)(2)	12/25/37	12,695,272	11,874,734
First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D) 0.30% (1 mo. USD LIBOR + 0.210%)(2)	12/25/37	7,450,019	6,993,627
First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C) 0.23% (1 mo. USD LIBOR + 0.140%)(2)	01/25/38	3,856,557	2,672,808
First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D) 0.31% (1 mo. USD LIBOR + 0.220%)(2)	01/25/38	18,876,282	13,285,716
First Franklin Mortgage Loan Trust (06-FF12-A1) 0.19% (1 mo. USD LIBOR + 0.105%)(2)	09/25/36	7,658,294	7,274,170
First Franklin Mortgage Loan Trust (06-FF9-2A4) 0.59% (1 mo. USD LIBOR + 0.500%)(2)	06/25/36	5,068,000	4,848,823
First Franklin Mortgage Loan Trust (07-FF2-A1) 0.23% (1 mo. USD LIBOR + 0.140%)(2)	03/25/37	39,590,129	26,653,750
First Franklin Mortgage Loan Trust (07-FF2-A2C) 0.24% (1 mo. USD LIBOR + 0.150%)(2)	03/25/37	41,279,244	25,550,094

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
First Horizon Alternative Mortgage Securities Trust (05-AA3-3A1) 2.25%(3),(6)	05/25/35	$1,895,946	$1,823,576
First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1) 2.63%(3),(6)	09/25/35	1,702,003	1,599,207
First Horizon Alternative Mortgage Securities Trust (05-AA7-2A1) 2.39%(3),(6)	09/25/35	1,260,209	1,231,766
First Horizon Alternative Mortgage Securities Trust (06-AA7-A1) 2.57%(3),(6)	01/25/37	6,068,584	5,349,263
Fremont Home Loan Trust (05-E-2A4) 0.75% (1 mo. USD LIBOR + 0.660%)(2)	01/25/36	12,058,200	11,855,034
Fremont Home Loan Trust (06-1-2A3) 0.45% (1 mo. USD LIBOR + 0.360%)(2)	04/25/36	341,984	341,382
GMAC Mortgage Loan Trust (05-AR5-2A1) 3.03%(3)	09/19/35	1,982,822	1,581,999
GreenPoint Mortgage Funding Trust (05-AR3-1A1) 0.57% (1 mo. USD LIBOR + 0.480%)(2)	08/25/45	342,193	330,236
GSAA Home Equity Trust (05-7-AF5) 5.11%	05/25/35	190,040	192,547
GSR Mortgage Loan Trust (04-9-3A1) 2.59%(3)	08/25/34	1,277,661	1,284,911
GSR Mortgage Loan Trust (06-OA1-2A2) 0.61% (1 mo. USD LIBOR + 0.520%)(2)	08/25/46	49,036,064	28,346,861
GSR Mortgage Loan Trust (07-3F-3A7) 6.00%(6)	05/25/37	5,896,095	5,153,232
GSR Mortgage Loan Trust (07-AR2-2A1) 2.84%(3)	05/25/37	1,957,163	1,504,254
GSR Mortgage Loan Trust (07-AR2-5A1A) 3.00%(3),(6)	05/25/37	965,632	907,822
Harborview Mortgage Loan Trust (05-9-2A1A) 0.76% (1 mo. USD LIBOR + 0.680%)(2)	06/20/35	1,820,443	1,787,520
HarborView Mortgage Loan Trust (06-1-1A1A) 0.61% (1 mo. USD LIBOR + 0.520%)(2),(6)	03/19/36	26,926,368	18,708,047
HarborView Mortgage Loan Trust (07-3-1A1A) 0.29% (1 mo. USD LIBOR + 0.200%)(2)	05/19/47	11,398,354	10,877,981
HSI Asset Loan Obligation Trust (07-2-2A12) 6.00%	09/25/37	625,749	590,508
HSI Asset Securitization Corp. (06-HE2-1A) 0.35% (1 mo. USD LIBOR + 0.260%)(2)	12/25/36	39,246,518	20,483,154
HSI Asset Securitization Corp. (06-WMC1-A3) 0.39% (1 mo. USD LIBOR + 0.300%)(2)	07/25/36	27,373,949	16,218,328
Impac CMB Trust (04-5-1A1) 0.81% (1 mo. USD LIBOR + 0.720%)(2)	10/25/34	2,459	2,462
Impac CMB Trust (05-1-1A1) 0.61% (1 mo. USD LIBOR + 0.520%)(2)	04/25/35	624,984	610,036
Impac CMB Trust (05-5-A2) 0.53% (1 mo. USD LIBOR + 0.220%)(2)	08/25/35	3,340,313	3,231,421
Impac Secured Assets Trust (06-3-A1) 0.43% (1 mo. USD LIBOR + 0.170%)(2),(6)	11/25/36	5,233,841	4,893,719
IndyMac Index Mortgage Loan Trust (04-AR4-2A) 2.87%(3)	08/25/34	3,362,019	3,532,653
IndyMac Index Mortgage Loan Trust (04-AR9-4A) 3.07%(3),(6)	11/25/34	396,514	403,260
IndyMac Index Mortgage Loan Trust (05-AR17-3A1) 2.79%(3)	09/25/35	3,105,210	2,555,277
IndyMac Index Mortgage Loan Trust (05-AR23-2A1) 2.77%(3)	11/25/35	2,070,582	1,964,194
IndyMac Index Mortgage Loan Trust (05-AR23-6A1) 2.84%(3)	11/25/35	3,054,800	3,006,444
IndyMac Index Mortgage Loan Trust (05-AR25-2A1) 2.98%(3)	12/25/35	1,577,946	1,570,251
IndyMac Index Mortgage Loan Trust (05-AR7-2A1) 2.51%(3)	06/25/35	1,663,006	1,415,267
IndyMac Index Mortgage Loan Trust (06-AR39-A1) 0.27% (1 mo. USD LIBOR + 0.180%)(2)	02/25/37	5,606,812	5,562,891
IndyMac Index Mortgage Loan Trust (07-AR11-1A1) 2.77%(3)	06/25/37	15,379	15,116
IndyMac Index Mortgage Loan Trust (07-AR5-2A1) 3.02%(3),(6)	05/25/37	10,614,232	9,991,765
IndyMac Index Mortgage Loan Trust (07-AR7-1A1) 2.79%(3)	11/25/37	1,993,536	1,937,724
IndyMac INDX Mortgage Loan Trust (06-AR6-2A1A) 0.49% (1 mo. USD LIBOR + 0.400%)(2),(6)	06/25/46	9,729,862	9,126,365
JPMorgan Alternative Loan Trust (06-A2-5A1) 3.04%(3)	05/25/36	4,010,068	2,899,876
JPMorgan Alternative Loan Trust (06-A4-A8) 2.95%(3),(6)	09/25/36	609,405	631,210
JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4) 5.76%	10/25/36	4,877,768	3,852,003
JPMorgan Mortgage Acquisition Trust (06-WMC4-A3) 0.21% (1 mo. USD LIBOR + 0.120%)(2)	12/25/36	28,896,881	18,912,416
JPMorgan Mortgage Trust (05-A6-7A1) 3.13%(3),(6)	08/25/35	168,513	159,002
JPMorgan Mortgage Trust (06-A2-5A3) 2.49%(3)	11/25/33	883,489	891,200
JPMorgan Mortgage Trust (06-A4-1A4) 2.87%(3),(6)	06/25/36	249,254	217,187
JPMorgan Mortgage Trust (06-A7-2A4R) 3.12%(3),(6)	01/25/37	11,262	10,582
JPMorgan Mortgage Trust (06-S2-2A2) 5.88%(6)	06/25/21	48,330	61,160
Lehman Mortgage Trust (06-4-4A1) 6.00%(6)	08/25/21	599,298	586,916
Lehman XS Trust (06-10N-1A3A) 0.51% (1 mo. USD LIBOR + 0.420%)(2),(6)	07/25/46	8,846,460	9,046,483
Lehman XS Trust (06-12N-A31A) 0.49% (1 mo. USD LIBOR + 0.400%)(2)	08/25/46	2,865,343	2,847,169
Lehman XS Trust (06-13-1A2) 0.43% (1 mo. USD LIBOR + 0.340%)(2),(6),(7)	09/25/36	7,642	—

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
Lehman XS Trust (06-GP1-A2A) 0.43% (1 mo. USD LIBOR + 0.340%)(2),(7)	05/25/46	$207	$—
Lehman XS Trust (06-GP2-3A1) 0.49% (1 mo. USD LIBOR + 0.400%)(2)	06/25/46	14,885,658	13,409,209
Lehman XS Trust (06-GP4-3A2A) 0.25% (1 mo. USD LIBOR + 0.160%)(2),(7)	08/25/46	287	—
Lehman XS Trust (06-GP4-3A5) 0.31% (1 mo. USD LIBOR + 0.225%)(2)	08/25/46	10,358,027	10,280,784
Lehman XS Trust (07-4N-1A1) 0.26% (1 mo. USD LIBOR + 0.130%)(2),(7)	03/25/47	35	—
MASTR Alternative Loans Trust (05-4-1A1) 6.50%	05/25/35	4,553,895	4,595,330
MASTR Alternative Loans Trust (06-2-2A1) 0.49% (1 mo. USD LIBOR + 0.400%)(2),(6),(7)	03/25/36	65,943	5,013
MASTR Asset Securitization Trust (06-3-2A1) 0.54% (1 mo. USD LIBOR + 0.450%)(2)	10/25/36	30,227	4,676
MASTR Asset-Backed Securities Trust (06-AB1-A4) 6.22%	02/25/36	365,480	357,301
MASTR Asset-Backed Securities Trust (06-HE5-A3) 0.25% (1 mo. USD LIBOR + 0.160%)(2)	11/25/36	16,821,838	11,890,210
MASTR Seasoned Securitization Trust (04-1-4A1) 2.47%(3)	10/25/32	3,980	4,145
Merrill Lynch Alternative Note Asset Trust (07-A1-A2C) 0.32% (1 mo. USD LIBOR + 0.230%)(2)	01/25/37	1,683,604	742,894
Merrill Lynch Alternative Note Asset Trust (07-A1-A3) 0.25% (1 mo. USD LIBOR + 0.160%)(2)	01/25/37	866,046	383,427
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B) 0.26% (1 mo. USD LIBOR + 0.170%)(2)	04/25/37	39,732,196	22,392,708
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C) 0.34% (1 mo. USD LIBOR + 0.250%)(2)	04/25/37	22,172,460	12,710,675
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D) 0.43% (1 mo. USD LIBOR + 0.340%)(2)	04/25/37	5,661,153	3,306,941
Merrill Lynch First Franklin Mortgage Loan Trust (07-2-A2C) 0.33% (1 mo. USD LIBOR + 0.240%)(2)	05/25/37	5,031,024	2,976,683
Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B) 0.22% (1 mo. USD LIBOR + 0.130%)(2),(6)	06/25/37	2,231,125	2,098,157
Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3) 0.25% (1 mo. USD LIBOR + 0.160%)(2)	07/25/37	29,283,880	26,222,807
Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1) 2.48% (1-year Treasury Constant Maturity Rate + 2.400%)(2),(6)	08/25/36	867,511	823,086
Mid-State Trust (05-1-A) 5.75%	01/15/40	2,011,180	2,158,005
Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2) 1.05% (1 mo. USD LIBOR + 0.960%)(2)	09/25/34	497,285	493,150
Morgan Stanley Home Equity Loan Trust (06-2-A4) 0.65% (1 mo. USD LIBOR + 0.560%)(2)	02/25/36	1,482,272	1,482,126
Morgan Stanley Mortgage Loan Trust (07-3XS-2A6) 5.76%	01/25/47	2,305,767	1,028,112
Morgan Stanley Mortgage Loan Trust (07-7AX-2A1) 0.33% (1 mo. USD LIBOR + 0.240%)(2)	04/25/37	3,091,733	1,294,787
Morgan Stanley Resecuritization Trust (14-R2-2A) 2.72%(1),(3)	12/26/46	860,267	865,340
MortgageIT Trust (05-4-A1) 0.65% (1 mo. USD LIBOR + 0.560%)(2)	10/25/35	1,010,809	1,007,003
New Century Home Equity Loan Trust (06-1-A2B) 0.27% (1 mo. USD LIBOR + 0.180%)(2)	05/25/36	21,110,963	20,663,904
Oakwood Mortgage Investors, Inc. (02-A-A4) 6.97%(3)	03/15/32	1,095,826	1,133,416
Oakwood Mortgage Investors, Inc. (99-E-A1) 7.61%(3)	03/15/30	3,380,046	2,648,879
Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D) 0.63% (1 mo. USD LIBOR + 0.540%)(2)	03/25/37	12,135,555	11,960,269
Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C) 0.41% (1 mo. USD LIBOR + 0.320%)(2)	09/25/37	17,806,226	11,054,746
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (05-WCW2-M3) 0.91% (1 mo. USD LIBOR + 0.825%)(2)	07/25/35	10,000,000	9,972,535
Prime Mortgage Trust (06-1-1A1) 5.50%(6)	06/25/36	200,300	200,561
RAAC Series Trust (05-SP1-4A1) 7.00%	09/25/34	1,501,470	1,525,717
RALI Trust (05-QA13-2A1) 3.98%(3),(6)	12/25/35	476,665	445,651
RALI Trust (05-QA7-A21) 3.02%(3),(6)	07/25/35	1,405,057	1,402,574
RALI Trust (06-QA3-A1) 0.49% (1 mo. USD LIBOR + 0.400%)(2)	04/25/36	56,506	66,213
Residential Accredit Loans, Inc. (05-QA8-CB21) 3.45%(3),(6)	07/25/35	3,402,669	2,476,858
Residential Accredit Loans, Inc. (05-QS7-A1) 5.50%(6)	06/25/35	524,891	507,030
Residential Accredit Loans, Inc. (06-QA1-A21) 4.30%(3),(6)	01/25/36	12,203	11,036
Residential Accredit Loans, Inc. (06-QA10-A2) 0.45% (1 mo. USD LIBOR + 0.180%)(2),(6)	12/25/36	10,676,403	10,506,709
Residential Accredit Loans, Inc. (06-QA2-1A1) 0.34% (1 mo. USD LIBOR + 0.250%)(2),(6)	02/25/36	15,071	10,772
Residential Accredit Loans, Inc. (06-QS10-AV) (I/O) 0.57%(3),(7)	08/25/36	26,644,356	544,150

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
Residential Accredit Loans, Inc. (06-QS11-AV) (I/O) 0.36%(3),(7)	08/25/36	$26,376,377	$351,199
Residential Accredit Loans, Inc. (06-QS5-A5) 6.00%(6)	05/25/36	3,127,044	3,013,177
Residential Accredit Loans, Inc. (06-QS6-1AV) (I/O) 0.76%(3),(7)	06/25/36	33,641,995	768,205
Residential Accredit Loans, Inc. (06-QS7-AV) (I/O) 0.68%(3),(7)	06/25/36	7,222,935	100,298
Residential Accredit Loans, Inc. (07-QS1-2AV) (I/O) 0.17%(3),(7)	01/25/37	1,800,369	11,093
Residential Accredit Loans, Inc. (07-QS2-AV) (I/O) 0.33%(3),(7)	01/25/37	13,438,277	156,927
Residential Accredit Loans, Inc. (07-QS3-AV) (I/O) 0.35%(3),(7)	02/25/37	55,603,860	657,649
Residential Accredit Loans, Inc. (07-QS4-3AV) (I/O) 0.37%(3),(7)	03/25/37	6,749,610	84,220
Residential Accredit Loans, Inc. (07-QS5-AV) (I/O) 0.28%(3),(7)	03/25/37	8,597,143	72,527
Residential Accredit Loans, Inc. (07-QS6-A45) 5.75%(6)	04/25/37	1,844,076	1,784,874
Residential Accredit Loans, Inc. (07-QS8-AV) (I/O) 0.41%(3),(7)	06/25/37	13,485,607	207,965
Residential Asset Securitization Trust (07-A3-1A4) 5.75%(6)	04/25/37	2,595,856	1,865,331
Residential Funding Mortgage Securities I (05-SA5-2A) 3.52%(3),(6)	11/25/35	11,862	11,189
Residential Funding Mortgage Securities I (06-S9-A3) (PAC) 5.75%(6)	09/25/36	415,120	403,033
Residential Funding Mortgage Securities I (07-S2-A9) 6.00%(6)	02/25/37	4,093,457	3,908,027
Residential Funding Mortgage Securities I (07-SA2-2A2) 3.30%(3),(6)	04/25/37	13,405	12,339
Saxon Asset Securities Trust (06-3-A3) 0.26% (1 mo. USD LIBOR + 0.170%)(2)	10/25/46	6,717,370	6,615,270
Saxon Asset Securities Trust (07-2-A2C) 0.33% (1 mo. USD LIBOR + 0.240%)(2)	05/25/47	12,512,595	11,054,438
Saxon Asset Securities Trust (07-2-A2D) 0.39% (1 mo. USD LIBOR + 0.300%)(2)	05/25/47	14,555,171	12,944,140
Securitized Asset Backed Receivables LLC Trust (06-WM4-A1) 0.47% (1 mo. USD LIBOR + 0.190%)(1),(2)	11/25/36	30,886,786	19,618,398
Securitized Asset Backed Receivables LLC Trust (07-BR2-A1) 0.27% (1 mo. USD LIBOR + 0.180%)(1),(2)	02/25/37	22,232,943	20,090,890
Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C) 0.43% (1 mo. USD LIBOR + 0.340%)(2)	02/25/37	2,806,228	1,798,313
Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2) 0.32% (1 mo. USD LIBOR + 0.230%)(2)	02/25/37	30,352,735	16,762,562
Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B) 0.23% (1 mo. USD LIBOR + 0.140%)(2)	01/25/37	14,346,118	12,678,780
Sequoia Mortgage Trust (03-8-A1) 0.72% (1 mo. USD LIBOR + 0.640%)(2)	01/20/34	566,562	560,039
SG Mortgage Securities Trust (07-NC1-A2) 0.33% (1 mo. USD LIBOR + 0.240%)(1),(2)	12/25/36	17,403,308	13,299,317
Soundview Home Equity Loan Trust (06-OPT4-2A4) 0.55% (1 mo. USD LIBOR + 0.460%)(2)	06/25/36	10,196,114	10,031,159
Soundview Home Equity Loan Trust (07-OPT3-2A4) 0.34% (1 mo. USD LIBOR + 0.250%)(2)	08/25/37	4,000,000	3,816,014
Structured Adjustable Rate Mortgage Loan Trust (04-12-2A) 2.71%(3)	09/25/34	820,420	829,550
Structured Adjustable Rate Mortgage Loan Trust (04-14-2A) 2.46%(3)	10/25/34	1,451,744	1,474,193
Structured Adjustable Rate Mortgage Loan Trust (06-2-3A1) 3.05%(3),(6)	03/25/36	14,427,210	14,369,026
Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1) 3.11%(3),(6)	03/25/36	280,303	247,452
Structured Adjustable Rate Mortgage Loan Trust (06-4-5A1) 3.03%(3),(6)	05/25/36	1,544,022	1,378,919
Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1) 3.06%(3),(6)	06/25/36	2,125,304	2,039,223
Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1) 2.37%(3)	02/25/37	1,823,896	1,274,266
Structured Asset Mortgage Investments II Trust (07-AR4-A5) 0.31% (1 mo. USD LIBOR + 0.220%)(2)	09/25/47	17,448,810	16,265,855
Structured Asset Securities Corp. (05-2XS-1A5B) 5.15%	02/25/35	937	950
SunTrust Adjustable Rate Mortgage Loan Trust (07-2-2A1) 2.65%(3),(6)	04/25/37	114,245	80,757
SunTrust Adjustable Rate Mortgage Loan Trust (07-3-1A1) 2.70%(3)	06/25/37	3,095	2,512
SunTrust Adjustable Rate Mortgage Loan Trust (07-S1-2A1) 2.62%(3)	01/25/37	359,317	371,908
Wachovia Mortgage Loan Trust LLC (06-AMN1-A3) 0.57% (1 mo. USD LIBOR + 0.480%)(2)	08/25/36	6,227,444	3,004,767
WaMu Mortgage Pass-Through Certificates (04-AR14-A1) 2.80%(3)	01/25/35	3,146,096	3,190,493
WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1) 0.67% (1 mo. USD LIBOR + 0.580%)(2)	10/25/45	3,855,769	3,858,036
WaMu Mortgage Pass-Through Certificates (05-AR13-A1A2) 1.56% (12 mo. Monthly Treasury Average Index + 1.450%)(2)	10/25/45	310,725	311,790
WaMu Mortgage Pass-Through Certificates (05-AR14-2A1) 3.09%(3)	12/25/35	809,691	827,715
WaMu Mortgage Pass-Through Certificates (05-AR18-1A1) 2.81%(3)	01/25/36	1,112,960	1,137,255
WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A) 0.71% (1 mo. USD LIBOR + 0.620%)(2)	01/25/45	115,819	115,648
WaMu Mortgage Pass-Through Certificates (05-AR9-A1A) 0.73% (1 mo. USD LIBOR + 0.640%)(2)	07/25/45	6,520,950	6,533,818
WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A) 1.18% (12 mo. Monthly Treasury Average Index + 1.070%)(2)	01/25/46	8,426,902	8,457,359

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

Issues	Maturity Date	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates (06-AR11-1A) 1.07% (12 mo. Monthly Treasury Average Index + 0.960%)(2),(6)	09/25/46	$2,555,150	$2,407,296
WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A) 0.93% (12 mo. Monthly Treasury Average Index + 0.810%)(2)	12/25/46	2,940,101	2,843,155
WaMu Mortgage Pass-Through Certificates Trust (05-AR11-A1A) 0.73% (1 mo. USD LIBOR + 0.640%)(2)	08/25/45	10,009,045	10,046,908
Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1) 3.05%(3)	11/25/30	62,248	63,732
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2) 5.75%(6)	02/25/36	714,102	694,499
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1) 0.69% (1 mo. USD LIBOR + 0.600%)(2),(6)	07/25/36	1,477,550	973,967
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR10-A2A) 0.26% (1 mo. USD LIBOR + 0.170%)(2)	12/25/36	2,383,991	2,328,016
Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A) 1.56% (11th District Cost of Funds + 1.250%)(2),(6)	04/25/47	1,192,038	1,158,494
Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3) 0.40% (1 mo. USD LIBOR + 0.310%)(2)	06/25/37	3,092,749	3,036,718
Washington Mutual Asset-Backed Certificates (06-HE1-2A4) 0.65% (1 mo. USD LIBOR + 0.560%)(2)	04/25/36	4,292,826	4,112,352
Washington Mutual Asset-Backed Certificates (07-HE2-2A1) 0.19% (1 mo. USD LIBOR + 0.100%)(2)	02/25/37	16,631,141	6,602,090
Wells Fargo Home Equity Asset-Backed Securities (07-1-A3) 0.73% (1 mo. USD LIBOR + 0.320%)(2)	03/25/37	5,521,000	5,061,478
Wells Fargo Mortgage-Backed Securities Trust (06-AR11-A6) 2.83%(3),(6)	08/25/36	1,311,458	1,273,465
Wells Fargo Mortgage-Backed Securities Trust (07-AR4-A1) 2.64%(3),(6)	08/25/37	82,817	81,728

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $1,224,202,825)			1,343,549,752

U.S. TREASURY SECURITIES—28.0%
U.S. Treasury Bond
2.38%	05/15/51	249,790,000	276,700,976
U.S. Treasury Note
0.13%	05/31/23	445,122,000	444,809,026
0.13%	06/30/23	242,410,000	242,211,149
0.13%	07/31/23	224,895,000	224,609,484
0.63%	07/31/26	223,444,000	222,667,186
0.75%	05/31/26	206,480,000	207,230,103
0.88%	06/30/26	242,075,000	244,315,392
1.63%	05/15/31	31,640,000	32,804,253

Total U.S. Treasury Securities (Cost: $1,873,019,563)			1,895,347,569

Total Fixed Income Securities (Cost: $8,029,401,615)			8,273,202,091
		Shares
MONEY MARKET INVESTMENTS—7.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(8)		494,694,068	494,694,068

Total Money Market Investments (Cost: $494,694,068)			494,694,068

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—5.7%

U.S. Treasury Securities — 5.7%
U.S. Treasury Bill 0.02%(9)	08/12/21	$125,000,000	124,998,956
0.03%(9)	08/26/21	75,000,000	74,998,375
0.05%(9)	10/07/21	100,000,000	99,990,835
0.05%(9)	01/06/22	50,000,000	49,989,097
0.01%(9)	08/05/21	35,000,000	34,999,927

Total U.S. Treasury Securities (Cost: $384,975,832)			384,977,190

Total Short Term Investments (Cost: $384,975,832)			384,977,190

Total Investments (135.1%) (Cost: $8,909,071,515)			9,152,873,349

Liabilities In Excess Of Other Assets (-35.1%)			(2,379,107,486)

Net Assets (100.0%)			$6,773,765,863

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

FUTURES CONTRACTS
Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
2,684	U.S. Ultra Long Bond Futures	09/21/21	494,866,510	$535,541,875	$40,675,365

Short Futures
104	10-Year U.S. Ultra Treasury Note Futures	09/21/21	(15,630,655)	$(15,626,000)	$4,655

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
ARM	Adjustable Rate Mortgage.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
P/O	Principal Only Security.
SOFR	Secured Overnight Financing Rate.
TAC	Target Amortization Class.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2021, the value of these securities amounted to $1,279,194,381 or 18.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2021.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Security is not accruing interest.
(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(6)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(8)	Rate disclosed is the 7-day net yield as of July 31, 2021.
(9)	Rate shown represents yield-to-maturity.

TCW Total Return Bond Fund

Investments by Sector (Unaudited)	July 31, 2021

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities—Agency	56.5%
U.S. Treasury Securities	33.7
Residential Mortgage-Backed Securities—Non-Agency	19.8
Commercial Mortgage-Backed Securities—Non-Agency	9.9
Asset-Backed Securities	7.5
Money Market Investments	7.3
Commercial Mortgage-Backed Securities—Agency	0.4
Other*	(35.1)

Total	100.0%

*	Includes capstock, futures, pending trades, interest receivable and accrued expenses payable.

TCW Total Return Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2021

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$512,385,208	$—	$512,385,208
Commercial Mortgage-Backed Securities—Agency	—	24,931,397	—	24,931,397
Commercial Mortgage-Backed Securities—Non-Agency	—	670,133,940	—	670,133,940
Residential Mortgage-Backed Securities—Agency	—	3,826,854,225	—	3,826,854,225
Residential Mortgage-Backed Securities—Non-Agency	—	1,340,590,506	2,959,246	1,343,549,752
U.S. Treasury Securities	1,895,347,569	—	—	1,895,347,569

Total Fixed Income Securities	1,895,347,569	6,374,895,276	2,959,246	8,273,202,091

Money Market Investments	494,694,068	—	—	494,694,068
Short-Term Investments	384,977,190	—	—	384,977,190

Total Investments	$2,775,018,827	$6,374,895,276	$2,959,246	$9,152,873,349

Asset Derivatives
Futures Contracts
Interest Rate Risk	40,680,020	—	—	40,680,020

Total Investments	$2,815,698,847	$6,374,895,276	$2,959,246	$9,193,553,369

Note 1 — Security Valuations

Securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ, which may not be the last sale price. Investments in open-end mutual funds including money market funds are valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations are readily available, including short-term securities, swap agreements and forward currency contracts, are valued with prices furnished by independent pricing services or by broker-dealers.

Securities for which market quotations are not readily available, including in circumstances under which it is determined by the Advisor that prices received are not reflective of their market values, are valued by the Advisor’s Pricing Committee in accordance with the guidelines established by the Valuation Committee of the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) and under the general oversight of the Board.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments.

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized in Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized in Level 3.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized in Level 1.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Interest rate swaps. Interest rate swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps are categorized as Level 2; otherwise, the fair values are categorized in Level 3.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized in Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized in Level 2; otherwise, the fair values are categorized in Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are reflected in Level 1 or Level 2 of the fair value hierarchy.

Total return swaps. Total return swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized in Level 3.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy.

The summary of the inputs used as of July 31, 2021 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Core Fixed Income Fund	TCW Emerging Markets Income Fund	TCW Global Bond Fund	TCW High Yield Bond Fund	TCW Total Return Bond Fund
Balance as of October 31, 2020	$—	$15,730,569	$108,147	$37,325	$3,614,535
Accrued Discounts (Premiums)	(15,618)	—	15,570	7,404	(638,638)
Realized Gain (Loss)	(1,927)	—	—	19,379	256,881
Change in Unrealized Appreciation (Depreciation)	249,587	2,125,752	(31,500)	(2,988)	(16,254)
Purchases	5,000,000	—	—	211,619	3,895
Sales	(238,078)	—	—	(74,146)	(272,993)
Transfers in to Level 3	1,252,310 (1)	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

Balance as of July 31, 2021	$6,246,274	$17,856,321	$92,217	$198,593	$2,947,426

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2021	$249,587	$2,125,752	$(31,500)	$(3,557)	$(16,905)

(1)	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Significant unobservable valuation inputs for Level 3 investments as of July 31, 2021 are as follows:

Description	Fair Value at July 31, 2021	Valuation Techniques	Unobservable Input	Range	Average Weighted Price
TCW Core Fixed Income Fund
Corporate Bonds	$1,278,614	Third-party Vendor	Vendor Prices	$94.500	$94.500
Asset-Backed Securities	$4,967,660	Third-party Vendor	Vendor Prices	$101.660	$101.660
TCW Emerging Markets Income Fund
Government Issues	$17,856,321	Third-party Vendor	Vendor Prices	$10.500	$10.500
TCW Global Bond Fund
Residential Mortgage-Backed Securities—Non-Agency	$92,217	Third-party Vendor	Vendor Prices	$7.367	$7.367
TCW High Yield Bond Fund
Corporate Bonds	$198,593	Third-party Vendor	Vendor Prices	$94.500	$94.500
TCW Total Return Bond Fund
Residential Mortgage-Backed Securities—Non-Agency	$5,013	Third-party Vendor	Vendor Prices	$7.601	$7.601
Residential Mortgage-Backed Securities—Non-Agency (Interest Only, Collateral Strip Rate Securities)	$2,954,233	Third-party Vendor	Vendor Prices	$0.616 - $ 2.283	$1.526

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended July 31, 2021, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories.

TCW Core Fixed Income Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk		Total

Asset Derivatives

Investments(1)	$—	$—	$—		$422,077	$422,077
Swap Agreements	—	—	—		36,055	36,055
Futures Contracts(2)	—	—	—		190,210	190,210

Total Value	$—	$—	$—		$648,342	$648,342

Liability Derivatives

Written Options	$—	$—	$—		$(140,250)	$(140,250)
Swap Agreements	—	—	—		(12,261)	(12,261)

Total Value	$—	$—	$—		$(152,511)	$(152,511)

Number of Contracts or Notional Amounts(3)

Options Purchased	$—	$—	$—		$7,855,000	$7,855,000
Futures Contracts	—	—	—		110	110
Swap Agreements	$—	$—	$—		$92,580,000	$92,580,000
Written Options	$—	$—	$—		$2,550,000	$2,550,000

TCW Emerging Markets Income Fund

Asset Derivatives

Swap Agreements	$6,554,947	$—	$—		$—	$6,554,947
Forward Contracts(2)	—	—	1,263,297		—	1,263,297

Total Value	$6,554,947	$—	$1,263,297		$—	$7,818,244

Liability Derivatives

Swap Agreements	$(1,552,226))	$—	$—		$—	$(1,552,226)
Futures Contracts(2)	—	—	—		(2,600,163)	(2,600,163)

Total Value	$(1,552,226))	$—	$—		$(2,600,163)	$(4,152,389)

Notional Amounts(3)

Forward Currency Contracts	$—	$—	$86,468,168	$	— $	86,468,168
Swap Agreements	$342,919,167	$—	$—	$	— $	342,919,167

TCW Emerging Markets Local Currency Income Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total

Asset Derivatives

Forward Contracts	$—	$—	$780,218	$—	$780,218

Total Value	$—	$—	$780,218	$—	$780,218

Liability Derivatives

Forward Contracts	$—	$—	$(1,056,545)	$—	$(1,056,545)

Total Value	$—	$—	$(1,056,545)	$—	$(1,056,545)

Notional Amounts(3)

Forward Currency Contracts	$—	$—	$93,579,081	$—	$93,579,081

TCW Enhanced Commodity Strategy Fund

Asset Derivatives

Swap Agreements	$—	$30,758	$—	$—	$30,758

Total Value	$—	$30,758	$—	$—	$30,758

Notional Amounts(3)

Swap Agreements	$—	$1,394,274	$—	$—	$1,394,274

TCW Global Bond Fund

Asset Derivatives

Futures Contracts	$—	$—	$—	$6,174	$6,174
Forward Contracts(2)	—	—	83,769	—	83,769

Total Value	$—	$—	$83,769	$6,174	$89,943

Liability Derivatives

Forward Contracts	$—	$—	$(101,216)	$—	$(101,216)
Futures Contracts(2)	—	—	—	(41,452)	(41,452)

Total Value	$—	$—	$(101,216)	$(41,452)	$(142,668)

Number of Contracts or Notional Amounts(3)

Forward Currency Contracts	$—	$—	$17,631,059	$—	$17,631,059
Futures Contracts	—	—	—	16	16

TCW High Yield Bond Fund

	Credit Risk		Commodity Risk		Foreign Currency Risk		Interest Rate Risk	Total

Asset Derivatives

Futures Contracts(2)		$—		$—		$—	$93	$93

Total Value	$		$		$		$93	$93

Liability Derivatives

Futures Contracts(2)		$—		$—		$—	$(87,791)	$(87,791)

Total Value		$—		$—		$—	$(87,791)	$(87,791)

Number of Contracts

Futures Contracts		—		—		—	29	29

TCW Short Term Bond Fund

Asset Derivatives

Futures Contracts(2)		$—		$—		$—	$182	$182

Total Value		$—		$—		$—	$182	$182

Liability Derivatives

Futures Contracts(2)		$—		$—		$—	$(19,325)	$(19,325)

Total Value		$—		$—		$—	$(19,325)	$(19,325)

Number of Contracts or Notional Amounts(3)

Forward Currency Contracts		—		—		216,731	—	216,731
Futures Contracts		—		—		—	7	7

TCW Total Return Bond Fund

Asset Derivatives

Futures Contracts(2)		$—		$—		$—	$40,680,020	$40,680,020

Total Value		$—		$—		$—	$40,680,020	$40,680,020

Number of Contracts or Notional Amounts(3)

Forward Currency Contracts		$—		$—		$169,278,156	$—	$169,278,156
Futures Contracts		—		—		—	3,504	3,504

(1)	Represents purchased options or swaptions, at value.
(2)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
(3)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended July 31, 2021.

Note 2 — Portfolio Investments

Mortgage-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, TBA, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date.

Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the period ended July 31, 2021.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of July 31, 2021.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended July 31, 2021.

Security Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended July 31, 2021.

Derivatives:

Forward Foreign Currency Contracts: The Funds enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at July 31, 2021 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund, the TCW Global Bond Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund utilized futures during the period ended July 31, 2021 to help manage interest rate duration of those Funds. Futures contracts outstanding at July 31, 2021 are listed on the Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended July 31, 2021, the TCW Core Fixed Income Fund held purchased options, written options and swaptions.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended July 31, 2021, the TCW Core Fixed Income Fund entered into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk); the TCW Emerging Markets Income Fund used credit default swaps to limit certain credit exposure within the Fund; and the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market.

Note 3 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at July 31, 2021 are listed below:

TCW Core Fixed Income Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Ruby Pipeline LLC, 8.00%, due 04/01/22	4/4/13	$1,367,138	$1,278,614	0.07%

TCW Enhanced Commodity Strategy Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
LB-UBS Commercial Mortgage Trust (06-C6 XCL) (I/O), 0.78%, due 09/15/39	7/15/16	$919	$326	0.02%

TCW Global Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	of Net Assets
Bank of America-First Union NB Commercial Mortgage (01-3-XC) (I/O), 1.55%, due 04/11/37	3/26/15	$0	$11,284	0.03%

TCW High Yield Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Ruby Pipeline LLC, 8.00%, due 04/01/22	2/11/21-2/17/21	$200,161	$198,593	0.17%

TCW Short Term Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
UBS Commercial Mortgage Trust (12-C1-XA) (I/O), 2.24%, due 05/10/45	4/6/20	$8,149	$1,541	0.02%
WFRBS Commercial Mortgage Trust (12-C8-XA) (I/O), 1.78%, due 08/15/45	3/31/21	9,348	5,478	0.06%

		$17,497	$7,019	0.08%